UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Annual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® Capital & Income Fund	58.03%	9.74%	7.59%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Capital & Income Fund on April 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill Lynch US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending April 30, 2010, The BofA Merrill Lynch US High Yield Constrained IndexSM returned a solid 44.21%. A very positive backdrop helped high-yield bonds continue a strong run that commenced in the second quarter of 2009, a calendar year in which the index posted a record return of 58.10%. During the past 12 months, the high-yield market was buoyed by a number of factors. Cost cutting combined with an improving economic environment to help bolster corporate earnings. Many leveraged companies successfully refinanced their outstanding debt by issuing new bonds at prevailing rates that were lower but still high enough to attract yield-hungry investors during a period of very low short-term interest rates. There was an active secondary market for high-yield bonds, paralleling a steady stream of new high-yield issuance that was well-received by market participants who were encouraged by an increasing number of credit-rating upgrades issued by independent agencies. Additionally, there were signs defaults were peaking amid forecasts of declining bankruptcies in 2010. Fewer companies entered the distressed securities market, and there was an uptick in merger-and-acquisition activity - another positive influence on the high-yield market. Within such a favorable environment for high-yield bonds, lower-quality issues outperformed their higher-rated counterparts during the 12-month period.

Comments from Mark Notkin, Portfolio Manager of Fidelity® Capital & Income Fund: The fund's Retail Class shares gained 58.03% during the year, significantly outpacing the BofA Merrill Lynch index. Out-of-benchmark allocations to equities and bank debt boosted performance, as did our high-yield bonds. Security selection accounted for the majority of the fund's outperformance during the period, while industry selection was a modest positive. The largest contributions came from security selection within technology, automotive, chemicals, metals/mining, homebuilding/real estate, telecommunications and energy. Individual contributors Freescale Semiconductor and Momentive Performance Materials, a specialty chemical company, benefited from cost-cutting measures. Realogy, the nation's largest residential real estate broker, was able to maintain its liquidity during the very steep downturn in housing. Conversely, the fund was hurt by stock selection in publishing/printing and gaming, underweightings in insurance and banks/thrifts, an overweighting in telecommunications, and a modest average cash position. The biggest individual detractor was Las Vegas gaming operator Station Casinos, which suffered in part by having too much debt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Capital and Income	.76%
Actual		$ 1,000.00	$ 1,163.10	$ 4.08
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class F	.59%
Actual		$ 1,000.00	$ 1,162.80	$ 3.16
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 2.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Funds annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Sprint Capital Corp.	2.8	2.1
Intelsat Bermuda Ltd.	2.4	1.2
Realogy Corp.	2.4	2.2
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	2.2	2.8
Freescale Semiconductor, Inc.	2.2	2.6
	12.0
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	14.6	11.2
Technology	9.8	9.9
Energy	8.6	8.6
Automotive	6.4	7.0
Diversified Financial Services	5.3	2.2
Quality Diversification (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
AAA,AA,A 0.7%	AAA,AA,A 0.0%
BBB 2.6%	BBB 3.7%
BB 13.4%	BB 11.9%
B 31.4%	B 27.5%
CCC,CC,C 23.8%	CCC,CC,C 33.1%
D 0.8%	D 3.7%
Not Rated 4.8%	Not Rated 4.5%
Equities 16.6%	Equities 10.3%
Short-Term Investments and Net Other Assets 5.9%	Short-Term Investments and Net Other Assets 5.3%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2010 *		As of October 31, 2009 **
	Nonconvertible Bonds 63.2%		Nonconvertible Bonds 66.9%
	Convertible Bonds, Preferred Stocks 2.2%		Convertible Bonds, Preferred Stocks 2.0%
	Common Stocks 15.7%		Common Stocks 9.9%
	Floating Rate Loans 13.0%		Floating Rate Loans 15.9%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 5.3%
* Foreign investments	14.2%	** Foreign investments	14.4%

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 64.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.3%
Energy - 0.1%
Cal Dive International, Inc. 3.25% 12/15/25	$ 9,730	$ 8,980
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	29,420	24,783
Technology - 0.2%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	1,787	1,796
6% 5/1/15	27,420	26,359
		28,155
Telecommunications - 0.8%
NII Holdings, Inc. 3.125% 6/15/12	109,770	104,693
TOTAL CONVERTIBLE BONDS		166,611
Nonconvertible Bonds - 63.2%
Aerospace - 0.8%
Alion Science & Technology Corp.:
10.25% 2/1/15	3,790	3,032
12% 11/1/14 pay-in-kind (i)	5,185	5,366
Hexcel Corp. 6.75% 2/1/15	10,710	10,656
Sequa Corp.:
11.75% 12/1/15 (i)	52,415	53,070
13.5% 12/1/15 pay-in-kind (i)	21,326	22,286
		94,410
Air Transportation - 1.7%
American Airlines, Inc. equipment trust certificate 13% 8/1/16	18,099	20,452
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	22,554	25,824
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	4,035	3,611
Continental Airlines, Inc. 7.25% 11/10/19	19,285	20,924
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	696
9.5% 9/15/14 (i)	5,970	6,320
10% 8/15/08 (a)	6,280	63
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	44,789	45,628
8.021% 8/10/22	22,667	21,590
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	62
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	$ 5,910	$ 30
8.875% 6/1/06 (a)	5,900	44
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	11,749	11,396
8.028% 11/1/17	4,962	4,614
United Air Lines, Inc.:
9.875% 8/1/13 (i)	8,035	8,417
12% 11/1/13 (i)	12,810	13,707
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	32,030	35,153
		218,531
Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (i)	2,920	3,208
Automotive - 3.6%
Affinia Group, Inc. 9% 11/30/14	10,625	10,572
ArvinMeritor, Inc. 10.625% 3/15/18	7,615	8,167
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (i)(j)	6,450	6,611
Ford Motor Credit Co. LLC:
7% 10/1/13	21,240	21,917
7.375% 2/1/11	3,465	3,546
8% 6/1/14	19,585	20,533
8% 12/15/16	68,755	73,286
12% 5/15/15	47,160	56,766
General Motors Acceptance Corp.:
6.75% 12/1/14	44,965	44,740
8% 11/1/31	28,080	27,214
General Motors Corp.:
6.75% 5/1/28 (d)	41,850	14,857
7.125% 7/15/13 (d)	14,185	5,213
7.2% 1/15/11 (d)	5,215	1,930
7.4% 9/1/25 (d)	26,520	9,481
7.7% 4/15/16 (d)	32,410	11,506
8.1% 6/15/24 (d)	10,445	3,604
8.25% 7/15/23 (d)	46,150	17,076
8.375% 7/15/33 (d)	43,285	16,557
8.8% 3/1/21 (d)	3,140	1,123
Lear Corp.:
7.875% 3/15/18	5,000	5,125
8.125% 3/15/20	5,550	5,696
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
RSC Equipment Rental, Inc. 10% 7/15/17 (i)	$ 9,975	$ 11,022
Tenneco, Inc.:
8.125% 11/15/15	4,575	4,747
8.625% 11/15/14	42,537	43,813
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	18,335	20,398
TRW Automotive, Inc.:
7% 3/15/14 (i)	1,365	1,382
7.25% 3/15/17 (i)	960	967
8.875% 12/1/17 (i)	5,865	6,224
		454,073
Banks and Thrifts - 2.9%
Bank of America Corp.:
8% (k)	20,770	20,562
8.125% (k)	28,615	28,329
CIT Group, Inc.:
7% 5/1/13	7,164	7,003
7% 5/1/14	10,747	10,357
7% 5/1/15	10,747	10,236
7% 5/1/16	17,911	17,015
7% 5/1/17	25,075	23,759
GMAC LLC:
6.75% 12/1/14	16,305	16,223
8% 11/1/31	227,705	220,299
Wells Fargo & Co. 7.98% (k)	7,850	8,164
		361,947
Broadcasting - 1.5%
Clear Channel Communications, Inc.:
4.9% 5/15/15	12,565	7,539
5.5% 9/15/14	9,650	6,321
5.5% 12/15/16	9,055	5,071
5.75% 1/15/13	15,185	12,604
6.25% 3/15/11	655	640
6.875% 6/15/18	6,135	3,252
10.75% 8/1/16	79,760	66,998
11.75% 8/1/16 pay-in-kind (k)	17,199	12,744
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (i)	5,505	5,877
Series B 9.25% 12/15/17 (i)	22,025	23,594
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Gray Television, Inc. 10.5% 6/29/15 (i)	$ 7,230	$ 7,230
Univision Communications, Inc. 12% 7/1/14 (i)	27,865	30,721
		182,591
Building Materials - 0.4%
General Cable Corp. 7.125% 4/1/17	3,350	3,354
Headwaters, Inc. 11.375% 11/1/14	3,945	4,172
Nortek, Inc. 11% 12/1/13	36,024	38,726
		46,252
Cable TV - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (i)	10,605	10,817
8.125% 4/30/20 (i)	25,275	25,907
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (i)	23,590	24,062
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (i)	78,728	94,868
EchoStar Communications Corp.:
6.625% 10/1/14	34,270	34,613
7% 10/1/13	4,085	4,238
7.125% 2/1/16	139,940	142,039
Videotron Ltd. 6.875% 1/15/14	3,630	3,666
		340,210
Capital Goods - 0.3%
Blount, Inc. 8.875% 8/1/12	6,070	6,131
Chart Industries, Inc. 9.125% 10/15/15	4,970	4,995
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,816
Terex Corp. 10.875% 6/1/16	19,250	21,704
		36,646
Chemicals - 1.9%
Chemtura Corp. 6.875% 6/1/16 (d)	4,540	5,153
Georgia Gulf Corp. 9% 1/15/17 (i)	11,390	11,960
LBI Escrow Corp. 8% 11/1/17 (i)	25,850	26,819
MacDermid, Inc. 9.5% 4/15/17 (i)	2,460	2,534
Momentive Performance Materials, Inc.:
9.75% 12/1/14	53,075	53,669
10.875% 12/1/14 pay-in-kind (k)	36,079	34,884
11.5% 12/1/16	52,920	51,729
NOVA Chemicals Corp. 3.6494% 11/15/13 (k)	6,425	6,120
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Solutia, Inc.:
7.875% 3/15/20	$ 7,850	$ 8,086
8.75% 11/1/17	4,270	4,537
Sterling Chemicals, Inc. 10.25% 4/1/15	7,980	8,100
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	16,110	19,171
		232,762
Consumer Products - 0.5%
ACCO Brands Corp. 10.625% 3/15/15 (i)	2,335	2,574
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	715
Easton-Bell Sports, Inc. 9.75% 12/1/16 (i)	5,640	6,007
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,801
Hines Nurseries, Inc. 10.25% 10/1/11 (d)	2,480	25
Reddy Ice Corp.:
11.25% 3/15/15 (i)	16,670	17,670
13.25% 11/1/15 (i)	15,537	15,848
Revlon Consumer Products Corp. 9.75% 11/15/15 (i)	14,575	15,122
Sealy Mattress Co. 10.875% 4/15/16 (i)	5,858	6,693
		67,455
Containers - 0.8%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,766
Berry Plastics Holding Corp.:
4.132% 9/15/14 (k)	2,415	2,186
8.875% 9/15/14	46,790	46,322
10.25% 3/1/16	19,510	19,120
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,271
7.5% 12/15/96	17,610	13,384
Solo Cup Co. 8.5% 2/15/14	10,300	10,352
Vitro SAB de CV:
8.625% 2/1/12 (d)	4,980	2,278
9.125% 2/1/17 (d)	10,510	4,808
		103,487
Diversified Financial Services - 4.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (i)	6,080	5,046
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	2,035
GMAC, Inc. 8% 3/15/20 (i)	30,500	31,415
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (i)	$ 64,055	$ 62,454
8% 1/15/18 (i)	64,055	62,454
International Lease Finance Corp.:
4.75% 1/13/12	9,725	9,545
5% 9/15/12	10,525	10,139
5.625% 9/20/13	25,525	23,701
5.65% 6/1/14	30,989	28,360
6.375% 3/25/13	15,690	15,104
6.625% 11/15/13	66,966	63,785
8.625% 9/15/15 (i)	14,110	13,934
8.75% 3/15/17 (i)	16,260	16,016
Penson Worldwide, Inc. 12.5% 5/15/17 (i)	13,020	13,476
Sprint Capital Corp. 8.75% 3/15/32	161,915	161,915
		519,379
Diversified Media - 0.6%
CanWest Media, Inc. 8% 9/15/12 (d)	2,087	2,035
Interpublic Group of Companies, Inc. 10% 7/15/17	9,800	11,221
Liberty Media Corp.:
8.25% 2/1/30	20,315	18,969
8.5% 7/15/29	13,600	12,835
MDC Partners, Inc. 11% 11/1/16 (i)	3,250	3,559
Nielsen Finance LLC/Nielsen Finance Co.:
11.5% 5/1/16	18,515	21,129
11.625% 2/1/14	9,580	10,933
		80,681
Electric Utilities - 1.7%
Aquila, Inc. 11.875% 7/1/12 (k)	7,225	8,482
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18 (i)	17,995	18,760
Energy Future Holdings Corp.:
10% 1/15/20 (i)	12,800	13,456
10.875% 11/1/17	151,200	119,448
12% 11/1/17 pay-in-kind (k)	36,096	24,082
Intergen NV 9% 6/30/17 (i)	23,300	24,349
Tenaska Alabama Partners LP 7% 6/30/21 (i)	4,635	4,473
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (k)	$ 7,893	$ 5,326
Utilicorp United, Inc. 7.95% 2/1/11 (f)	175	183
		218,559
Energy - 6.9%
Ashland, Inc. 9.125% 6/1/17 (i)	9,595	10,914
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18	21,260	23,545
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	4,841
ATP Oil & Gas Corp. 11.875% 5/1/15 (i)	117,725	120,668
Berry Petroleum Co.:
8.25% 11/1/16	13,210	13,375
10.25% 6/1/14	8,525	9,463
Chaparral Energy, Inc. 8.5% 12/1/15	20,100	19,748
Chesapeake Energy Corp.:
6.5% 8/15/17	30,665	29,745
6.875% 11/15/20	12,540	12,227
7.5% 9/15/13	2,000	2,028
9.5% 2/15/15	11,255	12,338
Complete Production Services, Inc. 8% 12/15/16	11,475	11,705
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (i)	23,830	24,604
Continental Resources, Inc. 8.25% 10/1/19	3,455	3,714
Denbury Resources, Inc.:
8.25% 2/15/20	14,189	15,182
9.75% 3/1/16	6,305	6,983
Drummond Co., Inc. 7.375% 2/15/16	21,735	21,518
Enron Corp.:
Series A, 8.375% 5/23/05 (d)	15,020	0
6.4% 7/15/06 (d)	3,270	0
6.625% 11/15/05 (d)	13,290	0
6.725% 11/17/08 (d)(k)	4,095	0
6.75% 8/1/09 (d)	3,320	0
6.875% 10/15/07 (d)	8,050	0
6.95% 7/15/28 (d)	7,270	0
7.125% 5/15/07 (d)	1,390	0
7.375% 5/15/19 (d)	8,400	0
7.875% 6/15/03 (d)	1,390	0
9.125% 4/1/03 (d)	285	0
9.875% 6/5/03 (d)	1,268	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
EXCO Resources, Inc. 7.25% 1/15/11	$ 3,410	$ 3,414
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (i)	20,850	21,528
Hercules Offshore, Inc. 10.5% 10/15/17 (i)	19,475	20,059
InterNorth, Inc. 9.625% 3/16/06 (d)	5,575	0
LINN Energy LLC 8.625% 4/15/20 (i)	34,825	36,131
Mariner Energy, Inc.:
7.5% 4/15/13	10,985	11,369
8% 5/15/17	20,325	22,738
11.75% 6/30/16	19,080	24,422
OPTI Canada, Inc.:
7.875% 12/15/14	40,830	38,891
8.25% 12/15/14	5,025	4,849
9% 12/15/12 (i)	11,525	11,871
Petrohawk Energy Corp. 7.875% 6/1/15	18,950	19,566
Petroleum Development Corp. 12% 2/15/18	21,910	23,553
Pioneer Drilling Co. 9.875% 3/15/18 (i)	12,300	12,731
Plains Exploration & Production Co. 10% 3/1/16	17,695	19,465
Quicksilver Resources, Inc. 11.75% 1/1/16	19,550	22,678
Range Resources Corp. 7.375% 7/15/13	5,530	5,641
Rosetta Resources, Inc. 9.5% 4/15/18 (i)	12,950	13,274
SandRidge Energy, Inc.:
8% 6/1/18 (i)	11,240	10,959
8.625% 4/1/15 pay-in-kind (k)	10,040	10,065
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	38,842
8% 3/1/32	20,945	24,636
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,973
Southwestern Energy Co. 7.5% 2/1/18	12,875	14,098
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (i)	16,260	18,618
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,746
7.5% 4/1/17	6,635	7,593
7.625% 4/1/37	7,450	8,657
8% 2/1/16	4,390	5,021
8.375% 6/15/32	6,100	7,407
Venoco, Inc. 11.5% 10/1/17	12,960	13,802
W&T Offshore, Inc. 8.25% 6/15/14 (i)	28,470	26,477
		858,672
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (i)	$ 5,760	$ 6,221
Food and Drug Retail - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,406	4,913
Rite Aid Corp.:
8.625% 3/1/15	3,410	3,026
9.375% 12/15/15	12,780	11,310
9.5% 6/15/17	18,995	16,526
		35,775
Food/Beverage/Tobacco - 0.4%
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14	19,575	22,511
Leiner Health Products, Inc. 11% 6/1/12 (d)	2,870	255
Michael Foods, Inc. 8% 11/15/13	2,690	2,744
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15	1,930	2,007
10.625% 4/1/17	1,395	1,500
Smithfield Foods, Inc. 10% 7/15/14 (i)	21,185	23,780
		52,797
Gaming - 2.1%
FireKeepers Development Authority 13.875% 5/1/15 (i)	7,760	9,002
Harrah's Escrow Corp. 12.75% 4/15/18 (i)	27,665	27,250
Harrah's Operating Co., Inc. 11.25% 6/1/17	21,810	23,664
MGM Mirage, Inc.:
5.875% 2/27/14	16,535	14,551
6.625% 7/15/15	50,390	43,587
6.75% 4/1/13	8,845	8,359
6.875% 4/1/16	12,170	10,466
7.5% 6/1/16	29,290	25,775
7.625% 1/15/17	13,710	11,996
9% 3/15/20 (i)	12,600	13,230
10.375% 5/15/14 (i)	5,900	6,490
11.125% 11/15/17 (i)	2,160	2,457
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	14,930	11,795
11.5% 11/1/17 (i)	26,760	28,633
Scientific Games Corp. 6.25% 12/15/12	3,050	3,081
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)	8,350	7,014
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Station Casinos, Inc.:
6% 4/1/12 (d)	$ 42,515	$ 3,082
6.5% 2/1/14 (d)	58,215	291
6.625% 3/15/18 (d)	60,505	303
6.875% 3/1/16 (d)	64,220	321
7.75% 8/15/16 (d)	65,520	3,358
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (d)	2,645	1,111
12.75% 1/15/13 (d)	4,965	6
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (i)	5,431	2,960
		258,782
Healthcare - 1.8%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (i)	27,800	30,719
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (k)	41,993	42,413
CRC Health Group, Inc. 10.75% 2/1/16	7,690	7,363
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (i)	22,375	22,823
HCA, Inc.:
5.75% 3/15/14	13,098	12,672
6.25% 2/15/13	6,490	6,531
6.375% 1/15/15	4,250	4,133
6.75% 7/15/13	6,490	6,587
Invacare Corp. 9.75% 2/15/15	7,340	7,909
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (i)	18,270	18,727
Senior Housing Properties Trust 7.875% 4/15/15	11,204	11,372
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	6,251
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,597
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	2,834	2,933
United Surgical Partners International, Inc. 8.875% 5/1/17	3,390	3,543
Ventas Realty LP 6.5% 6/1/16	3,670	3,762
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (k)	37,096	39,321
		228,656
Homebuilding/Real Estate - 1.6%
CB Richard Ellis Services, Inc. 11.625% 6/15/17	24,975	28,409
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16	23,940	25,616
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Realogy Corp.:
10.5% 4/15/14	$ 137,185	$ 127,582
11.75% 4/15/14 pay-in-kind (k)	23,392	21,457
		203,064
Insurance - 0.7%
American International Group, Inc.:
4.25% 5/15/13	6,315	6,168
5.05% 10/1/15	10,310	9,726
5.45% 5/18/17	31,980	29,444
5.6% 10/18/16	17,810	16,815
5.85% 1/16/18	5,625	5,236
8.25% 8/15/18	19,120	20,399
USI Holdings Corp. 4.125% 11/15/14 (i)(k)	3,495	2,979
		90,767
Leisure - 0.7%
Equinox Holdings, Inc. 9.5% 2/1/16 (i)	21,230	21,655
GWR Operating Partnership LLP 10.875% 4/1/17 (i)	15,820	15,820
Six Flags Operations, Inc. 12.25% 7/15/16 (d)(i)	25,021	30,100
Town Sports International Holdings, Inc. 11% 2/1/14	19,749	18,218
		85,793
Metals/Mining - 2.9%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (d)(k)	12,670	53
CONSOL Energy, Inc.:
8% 4/1/17 (i)	23,400	24,570
8.25% 4/1/20 (i)	24,035	25,597
Drummond Co., Inc. 9% 10/15/14 (i)	7,700	8,047
FMG Finance Property Ltd.:
10% 9/1/13 (i)	21,855	23,822
10.625% 9/1/16 (i)	73,870	86,059
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	76,065	85,193
International Coal Group, Inc. 9.125% 4/1/18	3,325	3,441
Novelis, Inc. 11.5% 2/15/15	4,535	4,989
Peabody Energy Corp. 7.875% 11/1/26	26,690	27,758
Severstal Columbus LLC 10.25% 2/15/18 (i)	25,330	26,850
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Teck Resources Ltd.:
10.25% 5/15/16	$ 16,145	$ 19,414
10.75% 5/15/19	18,455	22,976
		358,769
Paper - 0.7%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14	13,865	15,494
Glatfelter 7.125% 5/1/16	2,400	2,400
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (d)	4,535	4,552
NewPage Corp.:
6.4988% 5/1/12 (k)	8,670	6,069
11.375% 12/31/14	18,665	19,085
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (d)	22,675	22,675
Stone Container Corp. 8.375% 7/1/12 (d)	11,660	11,835
Temple-Inland, Inc. 6.625% 1/15/16	630	668
		82,778
Publishing/Printing - 1.3%
Cenveo Corp. 10.5% 8/15/16 (i)	13,585	14,196
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,235
The Reader's Digest Association, Inc.:
9% 2/15/17 (d)	14,730	184
9.5% 2/15/17 (i)(k)	47,450	48,755
TL Acquisitions, Inc. 10.5% 1/15/15 (i)	87,375	85,628
		158,998
Railroad - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	8,690	8,864
7.625% 12/1/13	7,670	7,862
12.5% 4/1/16	10,550	12,475
TFM SA de CV 9.375% 5/1/12	5,067	5,187
		34,388
Restaurants - 0.1%
Landry's Restaurants, Inc. 11.625% 12/1/15 (i)	5,235	5,680
Services - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18 (i)	8,885	9,551
Garda World Security Corp. 9.75% 3/15/17 (i)	8,160	8,486
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,956
MediMedia USA, Inc. 11.375% 11/15/14 (i)	3,780	3,402
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
NCO Group, Inc. 11.875% 11/15/14	$ 9,865	$ 8,977
Penhall International Corp. 12% 8/1/14 (i)	6,510	4,817
The Geo Group, Inc. 7.75% 10/15/17 (i)	3,000	3,038
		41,227
Shipping - 0.8%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (i)	9,590	9,974
9.5% 12/15/14	23,110	23,688
Teekay Corp. 8.5% 1/15/20	13,815	14,644
Trico Shipping AS 11.875% 11/1/14 (i)	35,175	36,054
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	9,465	9,276
Western Express, Inc. 12.5% 4/15/15 (i)	11,540	11,223
		104,859
Specialty Retailing - 0.4%
Claire's Stores, Inc.:
9.25% 6/1/15	12,220	11,151
10.375% 6/1/15 pay-in-kind (k)	18,691	16,055
Michaels Stores, Inc.:
0% 11/1/16 (e)	2,020	1,858
10% 11/1/14	23,190	24,523
		53,587
Steels - 0.5%
Edgen Murray Corp. 12.25% 1/15/15 (i)	31,925	31,606
International Steel Group, Inc. 6.5% 4/15/14	24,820	27,296
RathGibson, Inc. 11.25% 2/15/14 (d)	11,220	2,763
		61,665
Super Retail - 0.3%
Sonic Automotive, Inc. 9% 3/15/18 (i)	7,115	7,257
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	26,176	26,503
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (i)	3,210	3,395
		37,155
Technology - 4.5%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (i)	13,000	13,390
Amkor Technology, Inc.:
7.125% 3/15/11	535	551
7.375% 5/1/18 (i)	12,685	12,717
7.75% 5/15/13	3,950	3,999
9.25% 6/1/16	18,560	19,766
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Avago Technologies Finance Ltd. 11.875% 12/1/15	$ 25,080	$ 27,839
Avaya, Inc.:
9.75% 11/1/15	28,685	28,613
10.875% 11/1/15 pay-in-kind (k)	15,820	15,113
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (i)	4,245	4,360
6.875% 1/15/20 (i)	4,245	4,383
Ceridian Corp.:
11.25% 11/15/15	18,535	18,998
12.25% 11/15/15 pay-in-kind (k)	4,920	5,068
Freescale Semiconductor, Inc.:
8.875% 12/15/14	18,050	17,734
9.25% 4/15/18 (i)	29,155	30,286
9.875% 12/15/14 pay-in-kind (k)	70,424	67,250
10.125% 3/15/18 (i)	47,475	51,510
GeoEye, Inc. 9.625% 10/1/15 (i)	4,005	4,145
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	67,141
6.5% 1/15/28	31,722	23,157
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (i)	8,475	8,941
New ASAT Finance Ltd. 9.25% 2/1/11 (d)	9,655	12
NXP BV 3.0528% 10/15/13 (k)	42,305	40,296
Open Solutions, Inc. 9.75% 2/1/15 (i)	4,070	3,500
Spansion LLC 11.25% 1/15/16 (d)(i)	20,560	32,690
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	24,725
Unisys Corp.:
12.5% 1/15/16	15,080	16,852
12.75% 10/15/14 (i)	2,160	2,527
14.25% 9/15/15 (i)	1,732	2,087
Viasystems, Inc. 12% 1/15/15 (i)	15,180	16,774
		564,424
Telecommunications - 12.8%
Citizens Communications Co.:
7.875% 1/15/27	12,690	11,897
9% 8/15/31	18,030	18,210
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (i)	142,730	148,439
Clearwire Escrow Corp. 12% 12/1/15 (i)	15,990	16,630
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.:
8.875% 1/15/15 (i)	$ 81,145	$ 81,449
9.125% 1/15/15 pay-in-kind (i)(k)	34,404	34,748
10.5% 4/15/18 (i)	72,740	78,923
12% 4/1/14 (i)	34,455	39,408
DigitalGlobe, Inc. 10.5% 5/1/14 (i)	10,935	11,974
Frontier Communications Corp.:
8.25% 4/15/17 (i)	23,400	24,161
8.5% 4/15/20 (i)	24,030	24,751
Global Crossing Ltd. 12% 9/15/15 (i)	12,175	13,666
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14	13,020	13,411
Intelsat Bermuda Ltd.:
11.25% 2/4/17	102,170	106,768
12.5% 2/4/17 pay-in-kind (k)	186,724	193,065
Intelsat Corp.:
9.25% 8/15/14	24,885	25,632
9.25% 6/15/16	28,330	29,817
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (i)	16,390	17,291
9.5% 6/15/16	61,522	65,601
11.5% 6/15/16	10,045	10,849
Intelsat Ltd. 11.25% 6/15/16	68,520	74,002
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	25,555	26,449
Millicom International Cellular SA 10% 12/1/13	14,815	15,371
Nextel Communications, Inc.:
5.95% 3/15/14	45,465	43,419
7.375% 8/1/15	25,105	24,446
NII Capital Corp. 10% 8/15/16 (i)	51,970	57,687
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (i)	8,080	8,646
Qwest Communications International, Inc. 7.125% 4/1/18 (i)	24,980	25,792
Sprint Capital Corp.:
6.875% 11/15/28	206,071	179,282
6.9% 5/1/19	14,915	14,113
Sprint Nextel Corp. 6% 12/1/16	24,955	23,021
U.S. West Communications:
7.25% 9/15/25	2,025	2,055
7.25% 10/15/35	7,860	7,526
7.5% 6/15/23	1,710	1,706
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
ViaSat, Inc. 8.875% 9/15/16 (i)	$ 5,120	$ 5,235
Wind Acquisition Finance SA:
11.75% 7/15/17 (i)	52,715	58,514
12% 12/1/15 (i)	21,630	23,090
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (i)(k)	49,690	48,988
		1,606,032
Textiles & Apparel - 0.1%
Levi Strauss & Co.:
7.625% 5/15/20 (i)(j)	7,900	7,979
8.875% 4/1/16	8,445	8,920
		16,899
Trucking & Freight - 0.0%
Swift Transportation Co., Inc. 12.5% 5/15/17 (i)	4,845	4,893
TOTAL NONCONVERTIBLE BONDS		7,912,072
TOTAL CORPORATE BONDS (Cost $7,572,910)		8,078,683
Common Stocks - 15.7%
	Shares
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	4,377,260	52,877
Automotive - 1.9%
BorgWarner, Inc. (a)	1,500,000	65,010
Group 1 Automotive, Inc. (a)(g)	1,100,000	34,155
Tenneco, Inc. (a)	1,294,500	33,359
The Goodyear Tire & Rubber Co. (a)	2,000,000	26,860
TRW Automotive Holdings Corp. (a)	2,250,000	72,473
		231,857
Banks and Thrifts - 0.7%
Bank of America Corp.	3,850,000	68,646
CIT Group, Inc. (a)	616,686	25,037
		93,683
Common Stocks - continued
	Shares	Value (000s)
Building Materials - 0.5%
Nortek, Inc. (a)	1,281,297	$ 60,221
Nortek, Inc. warrants 12/7/14 (a)	37,280	148
		60,369
Cable TV - 0.5%
Charter Communications, Inc. Class A (a)	503,582	19,086
Comcast Corp. Class A	1,931,504	38,128
Liberty Global, Inc. Class A (a)	9,320	255
		57,469
Capital Goods - 0.0%
MagnaChip Semiconductor LLC (a)	1,758,435	246
Remy International, Inc. (a)	173,534	3,297
		3,543
Chemicals - 1.0%
Celanese Corp. Class A	38,430	1,229
Georgia Gulf Corp. (a)(h)	2,677,079	53,613
Lyondell Chemical Co. Class B, (a)(j)	1,608,798	36,198
LyondellBasell Industries AF SCA Class A	1,753,100	39,094
Sterling Chemicals, Inc. (a)	897	13
		130,147
Containers - 0.0%
Constar International, Inc. (a)(h)	114,950	1,897
Diversified Media - 0.3%
Discovery Communications, Inc. (a)	62,500	2,419
Discovery Communications, Inc. Class C (a)	62,500	2,086
RDA Holding Co. (a)	974,133	26,789
		31,294
Electric Utilities - 0.2%
AES Corp.	1,162,505	13,415
NRG Energy, Inc. (a)	700,000	16,919
Portland General Electric Co.	20,217	402
		30,736
Energy - 1.6%
Chesapeake Energy Corp.	2,600,000	61,880
Denbury Resources, Inc. (a)	2,000,000	38,300
Forest Oil Corp. (a)	619,993	18,166
Valero Energy Corp.	525,000	10,915
Williams Companies, Inc.	2,850,000	67,289
		196,550
Entertainment/Film - 0.0%
Ascent Media Corp. (a)	6,250	185
Common Stocks - continued
	Shares	Value (000s)
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	$ 1
Healthcare - 0.3%
Kinetic Concepts, Inc. (a)	1,000,000	43,300
Hotels - 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	2,000,000	109,020
Metals/Mining - 1.3%
Alpha Natural Resources, Inc. (a)	1,600,000	75,328
Haynes International, Inc.	147,429	5,294
Intermet Corp. (a)(m)	521,664	0
Teck Resources Ltd. Class B (sub. vtg.)	2,200,000	86,424
		167,046
Publishing/Printing - 0.6%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	191
HMH Holdings, Inc. (a)(m)	10,300,913	72,106
HMH Holdings, Inc. warrants 3/9/17 (a)	3,002,635	3,003
SuperMedia, Inc. (a)	28,716	1,289
		76,959
Restaurants - 0.0%
Ruth's Hospitality Group, Inc. (a)	16,266	88
Services - 0.6%
Visa, Inc. Class A	775,000	69,928
Shipping - 0.5%
Navios Maritime Holdings, Inc.	2,865,350	19,886
Teekay Corp.	1,500,000	37,575
US Shipping Partners Corp. (a)	51,736	0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		57,461
Specialty Retailing - 0.3%
GameStop Corp. Class A (a)(g)	1,700,000	41,327
Technology - 3.7%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	2,510,300	0
Avago Technologies Ltd.	2,700,000	55,404
Cisco Systems, Inc. (a)	2,000,000	53,840
CommScope, Inc. (a)	2,200,000	71,676
Google, Inc. Class A (a)	100,000	52,544
Intel Corp.	1,800,000	41,094
National Semiconductor Corp.	3,800,000	56,164
ON Semiconductor Corp. (a)	1,556,230	12,356
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
Seagate Technology (a)	2,600,000	$ 47,762
Skyworks Solutions, Inc. (a)	4,000,000	67,360
		458,200
Telecommunications - 0.4%
American Tower Corp. Class A (a)	15,912	649
Leap Wireless International, Inc. (a)(g)	1,400,000	25,648
MetroPCS Communications, Inc. (a)	3,100,000	23,653
		49,950
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(m)	659,302	5,024
TOTAL COMMON STOCKS (Cost $1,759,313)		1,968,911
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.3%
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	40,000	36,817
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Series B, 16.00% (a)(m)	1,463	1,463
TOTAL CONVERTIBLE PREFERRED STOCKS		38,280
Nonconvertible Preferred Stocks - 0.6%
Cable TV - 0.0%
PTV, Inc. Series A, 10.00% (a)	56,261	5
Diversified Financial Services - 0.6%
GMAC, Inc. 7.00% (i)	81,351	68,538
TOTAL NONCONVERTIBLE PREFERRED STOCKS		68,543
TOTAL PREFERRED STOCKS (Cost $77,667)		106,823
Floating Rate Loans - 13.0%
	Principal Amount (000s)
Aerospace - 0.3%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0022% 2/21/13 (k)	$ 389	342
Tranche 2LN, term loan 10.2522% 2/21/14 (k)	650	488
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Aerospace - continued
Sequa Corp. term loan 3.5466% 12/3/14 (k)	$ 44,738	$ 41,439
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.03% 3/28/14 (k)	250	243
		42,512
Air Transportation - 0.7%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (k)	1,816	1,841
Tranche 2LN, term loan 3.5478% 4/30/14 (k)	8,468	7,938
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (k)	51,499	47,637
US Airways Group, Inc. term loan 2.8128% 3/23/14 (k)	31,708	26,238
		83,654
Automotive - 0.9%
AM General LLC:
Credit-Linked Deposit 3.2625% 9/30/12 (k)	159	144
Tranche B, term loan 3.2602% 9/30/13 (k)	3,084	2,791
Ford Motor Co. term loan 3.2837% 12/15/13 (k)	30,103	29,140
Visteon Corp. term loan 4.426% 6/13/13 (d)(k)	78,925	84,450
		116,525
Banks and Thrifts - 0.3%
CIT Group, Inc.:
term loan 13% 1/20/12 (k)	6,482	6,701
Tranche A, term loan 9.5% 1/20/12 (k)	31,686	32,398
		39,099
Broadcasting - 0.6%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (k)	80,010	72,609
Cable TV - 0.6%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (k)	75,432	71,185
Capital Goods - 0.2%
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (k)	213	212
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (k)	21,030	20,399
		20,611
Chemicals - 0.3%
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (k)	27,730	26,275
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (k)	$ 4,741	$ 4,812
Tranche B 2LN, term loan 9% 6/20/10 (k)	1,274	1,293
		32,380
Containers - 0.4%
Berry Plastics Holding Corp. Tranche C, term loan 2.257% 4/3/15 (k)	49,545	46,263
Diversified Financial Services - 0.5%
Clear Channel Capital I LLC Tranche B, term loan 3.9231% 1/29/16 (k)	54,693	45,395
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (k)	15,266	15,552
		60,947
Electric Utilities - 2.2%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7517% 10/10/14 (k)	122,968	100,988
Tranche B2, term loan 3.7517% 10/10/14 (k)	108,102	88,373
Tranche B3, term loan 3.7517% 10/10/14 (k)	107,687	87,361
		276,722
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (k)	2,077	1,986
Entertainment/Film - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (d)(k)	9,423	4,382
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (d)(k)	646	497
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (k)	539	506
Tranche B, term loan 2.05% 5/23/14 (k)	2,665	2,505
		3,508
Healthcare - 0.1%
PTS Acquisition Corp. term loan 2.5125% 4/10/14 (k)	7,732	7,326
Homebuilding/Real Estate - 1.2%
Realogy Corp.:
Credit-Linked Deposit 3.2487% 10/10/13 (k)	5,996	5,457
Tranche 2LN, term loan 13.5% 10/15/17	49,165	55,556
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2915% 10/10/13 (k)	$ 22,272	$ 20,268
Tranche DD, term loan 3.2927% 10/10/13 (k)	68,715	62,531
		143,812
Metals/Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 6.2149% 5/13/10 (k)(l)	5,292	5,372
Tranche B 1LN, term loan:
4.25% 12/19/13 (d)(k)	2,884	3
12.5% 12/19/13 (k)	6,435	2,827
Tranche C 1LN, term loan 4.25% 12/19/13 (k)	4,001	1,880
		10,082
Paper - 0.0%
White Birch Paper Co.:
term loan:
12% 12/1/10 (k)	1,492	1,492
Tranche 1LN, term loan 7% 5/8/14 (d)(k)	7,212	2,668
Tranche DD, term loan 12% 12/1/10 (k)	517	517
		4,677
Publishing/Printing - 1.1%
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.4986% 6/12/14 (k)	96,747	92,152
Idearc, Inc. term loan 11% 12/31/15 (k)	6,070	5,736
Thomson Learning Tranche B, term loan 2.79% 7/5/14 (k)	48,356	43,399
		141,287
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.539% 6/14/13 (k)	207	186
term loan 2.625% 6/14/14 (k)	2,149	1,934
		2,120
Services - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.35% 2/7/15 (k)	3,135	2,869
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (d)(k)	4,230	635
ServiceMaster Co.:
term loan 2.7638% 7/24/14 (k)	23,651	22,882
Tranche DD, term loan 2.78% 7/24/14 (k)	2,437	2,358
		28,744
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.9%
Burlington Coat Factory Warehouse Corp. term loan 2.574% 5/28/13 (k)	$ 24,688	$ 23,454
Michaels Stores, Inc.:
Tranche B1, term loan 2.5379% 10/31/13 (k)	17,004	16,281
Tranche B2, term loan 4.7879% 7/31/16 (k)	73,268	72,352
		112,087
Technology - 1.4%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5528% 10/1/14 (k)	7,728	7,438
Tranche B A2, term loan 2.5401% 10/1/14 (k)	1,492	1,436
Tranche B A3, term loan 2.5231% 10/1/14 (k)	1,740	1,675
Tranche B-A, term loan 2.5417% 10/1/14 (k)	26,894	25,886
Tranche B-B, term loan 2.5409% 10/1/12 (k)	7,327	7,199
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (k)	90,526	87,018
Kronos, Inc.:
Tranche 1LN, term loan 2.2901% 6/11/14 (k)	34,194	32,911
Tranche 2LN, term loan 6.0401% 6/11/15 (k)	8,615	8,120
Open Solutions, Inc. term loan 2.445% 1/23/14 (k)	1,067	963
		172,646
Telecommunications - 0.6%
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (k)	65,515	61,748
Wind Telecomunicazioni SpA Tranche 2LN, term loan 7.6577% 3/21/15 (k)	12,400	12,369
		74,117
Textiles & Apparel - 0.0%
Levi Strauss & Co. term loan 2.5125% 4/4/14 (k)	5,840	5,577
Trucking & Freight - 0.4%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (k)	55,586	54,196
TOTAL FLOATING RATE LOANS (Cost $1,405,777)		1,629,054
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a)	41,750,000	$ 835
Idearc, Inc. Claim (a)	6,829,194	0
TOTAL OTHER (Cost $447)		835
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.21% (b)	570,098,413	570,098
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	62,206,775	62,207
TOTAL MONEY MARKET FUNDS (Cost $632,305)		632,305
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $33,686)	$ 33,687	33,686
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $11,482,105)		12,450,297
NET OTHER ASSETS - 0.6%		73,246
NET ASSETS - 100%		$ 12,523,543
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,800,088,000 or 22.4% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,762,323 and $2,803,758, respectively. The coupon rate will be determined at time of settlement.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,593,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	10/3/02	$ 1,463
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 185,168
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000S)
$33,686,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 12,834
Banc of America Securities LLC	4,922
Barclays Capital, Inc.	9,103
Societe Generale, New York Branch	6,827
$ 33,686
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,480
Fidelity Securities Lending Cash Central Fund	14
Total	$ 1,494
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Constar International, Inc.	$ -	$ -	$ 9	$ -	$ 1,897
Georgia Gulf Corp.	-	37,929	-	-	53,613
Total	$ -	$ 37,929	$ 9	$ -	$ 55,510
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 594,801	$ 449,038	$ 135,712	$ 10,051
Energy	309,453	309,453	-	-
Financials	162,221	93,683	68,538	-
Health Care	43,300	43,300	-	-
Industrials	133,132	72,763	60,369	-
Information Technology	528,374	528,128	-	246
Materials	223,762	133,938	89,811	13
Telecommunication Services	49,955	49,950	-	5
Utilities	30,736	30,736	-	-
Corporate Bonds	8,078,683	-	8,074,601	4,082
Floating Rate Loans	1,629,054	-	1,629,054	-
Other	835	-	-	835
Money Market Funds	632,305	632,305	-	-
Cash Equivalents	33,686	-	33,686	-
Total Investments in Securities:	$ 12,450,297	$ 2,343,294	$ 10,091,771	$ 15,232
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 41,711
Total Realized Gain (Loss)	81
Total Unrealized Gain (Loss)	95,843
Cost of Purchases	19,739
Proceeds of Sales	(137,581)
Amortization/Accretion	1,578
Transfers in to Level 3	754
Transfers out of Level 3	(6,893)
Ending Balance	$ 15,232
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 3,154

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.8%
Bermuda	6.4%
Canada	2.0%
Luxembourg	1.3%
Others (Individually Less Than 1%)	4.5%
100.0%
Income Tax Information

At April 30, 2010, the fund had a capital loss carryforward of approximately $416,989,000 of which $111,463,000, $261,251,000 and $44,275,000 will expire on April 30, 2011, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010

Assets
Investment in securities, at value (including securities loaned of $58,476 and repurchase agreements of $33,686) - See accompanying schedule: Unaffiliated issuers (cost $10,800,824)	$ 11,762,482
Fidelity Central Funds (cost $632,305)	632,305
Other affiliated issuers (cost $48,976)	55,510
Total Investments (cost $11,482,105)		$ 12,450,297
Cash		404
Receivable for investments sold		99,751
Receivable for fund shares sold		17,219
Dividends receivable		1,498
Interest receivable		205,351
Distributions receivable from Fidelity Central Funds		87
Prepaid expenses		15
Other receivables		261
Total assets		12,774,883

Liabilities
Payable for investments purchased Regular delivery	$ 145,481
Delayed delivery	22,944
Payable for fund shares redeemed	8,644
Distributions payable	4,084
Accrued management fee	5,793
Other affiliated payables	1,727
Other payables and accrued expenses	460
Collateral on securities loaned, at value	62,207
Total liabilities		251,340

Net Assets		$ 12,523,543
Net Assets consist of:
Paid in capital		$ 11,814,760
Undistributed net investment income		157,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(417,174)
Net unrealized appreciation (depreciation) on investments		968,100
Net Assets		$ 12,523,543
Capital and Income:
Net Asset Value, offering price and redemption price per share ($12,197,112 ÷ 1,336,535 shares)		$ 9.13
Class F:
Net Asset Value, offering price and redemption price per share ($326,431 ÷ 35,781 shares)		$ 9.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2010

Investment Income
Dividends		$ 10,639
Interest		924,753
Income from Fidelity Central Funds		1,494
Total income		936,886

Expenses
Management fee	$ 58,727
Transfer agent fees	17,757
Accounting and security lending fees	1,393
Custodian fees and expenses	125
Independent trustees' compensation	62
Appreciation in deferred trustee compensation account	1
Registration fees	309
Audit	193
Legal	196
Miscellaneous	179
Total expenses before reductions	78,942
Expense reductions	(20)	78,922
Net investment income		857,964
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	354,907
Other affiliated issuers	(38)
Foreign currency transactions	(8)
Total net realized gain (loss)		354,861
Change in net unrealized appreciation (depreciation) on: Investment securities	3,220,232
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		3,220,239
Net gain (loss)		3,575,100
Net increase (decrease) in net assets resulting from operations		$ 4,433,064

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 857,964	$ 754,662
Net realized gain (loss)	354,861	(635,744)
Change in net unrealized appreciation (depreciation)	3,220,239	(2,117,044)
Net increase (decrease) in net assets resulting from operations	4,433,064	(1,998,126)
Distributions to shareholders from net investment income	(737,870)	(668,678)
Distributions to shareholders from net realized gain	(52,446)	-
Total distributions	(790,316)	(668,678)
Share transactions - net increase (decrease)	1,354,452	371,549
Redemption fees	1,566	1,528
Total increase (decrease) in net assets	4,998,766	(2,293,727)

Net Assets
Beginning of period	7,524,777	9,818,504
End of period (including undistributed net investment income of $157,857 and undistributed net investment income of $92,101, respectively)	$ 12,523,543	$ 7,524,777

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital and Income

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.23	$ 8.52	$ 9.18	$ 8.57	$ 8.15
Income from Investment Operations
Net investment income B	.666	.645	.557	.543	.524
Net realized and unrealized gain (loss)	2.845	(2.364)	(.668)	.609	.416
Total from investment operations	3.511	(1.719)	(.111)	1.152	.940
Distributions from net investment income	(.572)	(.572)	(.551)	(.543)	(.521)
Distributions from net realized gain	(.040)	-	-	-	-
Total distributions	(.612)	(.572)	(.551)	(.543)	(.521)
Redemption fees added to paid in capital B	.001	.001	.002	.001	.001
Net asset value, end of period	$ 9.13	$ 6.23	$ 8.52	$ 9.18	$ 8.57
Total Return A	58.03%	(20.07)%	(1.14)%	13.95%	11.84%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.78%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.76%	.78%	.75%	.76%	.77%
Expenses net of all reductions	.76%	.78%	.74%	.75%	.77%
Net investment income	8.30%	9.55%	6.39%	6.21%	6.24%
Supplemental Data
Net assets, end of period (in millions)	$ 12,197	$ 7,525	$ 9,819	$ 8,985	$ 6,123
Portfolio turnover rate D	51%	48%	48%	37%	42%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Period ended April 30,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.83
Income from Investment Operations
Net investment income D	.544
Net realized and unrealized gain (loss)	2.284
Total from investment operations	2.828
Distributions from net investment income	(.499)
Distributions from net realized gain	(.040)
Total distributions	(.539)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 9.12
Total Return B, C	42.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.59% A
Expenses net of fee waivers, if any	.59% A
Expenses net of all reductions	.59% A
Net investment income	7.58% A
Supplemental Data
Net assets, end of period (in millions)	$ 326
Portfolio turnover rate F	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated Capital & Income on June 26, 2009. The Fund offers Capital & Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of futures contracts, and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,754,633
Gross unrealized depreciation	(650,348)
Net unrealized appreciation (depreciation)	$ 1,104,285
Tax Cost	$ 11,346,012

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 21,741
Capital loss carryforward	$ (416,989)
Net unrealized appreciation (depreciation)	$ 1,104,193

The tax character of distributions paid was as follows:

	April 30, 2010	April 30, 2009

Ordinary Income	$ 790,316	$ 668,678

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,076,626 and $4,988,682, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Capital and Income	$ 17,757.17

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $14.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2010 A	2009
From net investment income
Capital and Income	$ 731,334	$ 668,678
Class F	6,536	-
Total	$ 737,870	$ 668,678
From net realized gain
Capital and Income	$ 52,145	$ -
Class F	301	-
Total	$ 52,446	$ -

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2010 A	2009	2010 A	2009
Capital and Income
Shares sold	407,628	268,449	$ 3,272,281	$ 1,762,789
Reinvestment of distributions	89,797	97,827	727,613	627,053
Shares redeemed	(368,943)	(310,180)	(2,953,224)	(2,018,293)
Net increase (decrease)	128,482	56,096	$ 1,046,670	$ 371,549
Class F
Shares sold	37,442	-	$ 321,841	$ -
Reinvestment of distributions	783	-	6,837	-
Shares redeemed	(2,444)	-	(20,896)	-
Net increase (decrease)	35,781	-	$ 307,782	$ -

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 23, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1977

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 0.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $219,598,467 of distributions paid during the period January 1, 2010 to April 30, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CAI-UANN-0610
1.784716.107

Fidelity®

Capital & Income

Fund -
Class F

Annual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Past 10 years
Class F A	58.01%	9.74%	7.59%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Fidelity Capital & Income Fund the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Capital & Income Fund - Class F on April 30, 2000. The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill Lynch US High Yield Constrained IndexSM performed over the same period. The initial offering of Class F took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending April 30, 2010, The BofA Merrill Lynch US High Yield Constrained IndexSM returned a solid 44.21%. A very positive backdrop helped high-yield bonds continue a strong run that commenced in the second quarter of 2009, a calendar year in which the index posted a record return of 58.10%. During the past 12 months, the high-yield market was buoyed by a number of factors. Cost cutting combined with an improving economic environment to help bolster corporate earnings. Many leveraged companies successfully refinanced their outstanding debt by issuing new bonds at prevailing rates that were lower but still high enough to attract yield-hungry investors during a period of very low short-term interest rates. There was an active secondary market for high-yield bonds, paralleling a steady stream of new high-yield issuance that was well-received by market participants who were encouraged by an increasing number of credit-rating upgrades issued by independent agencies. Additionally, there were signs defaults were peaking amid forecasts of declining bankruptcies in 2010. Fewer companies entered the distressed securities market, and there was an uptick in merger-and-acquisition activity - another positive influence on the high-yield market. Within such a favorable environment for high-yield bonds, lower-quality issues outperformed their higher-rated counterparts during the 12-month period.

Comments from Mark Notkin, Portfolio Manager of Fidelity® Capital & Income Fund: For the year, the fund's Class F shares significantly outpaced the BofA Merrill Lynch index. (For specific portfolio results, please refer to the performance section of this report.) Out-of-benchmark allocations to equities and bank debt boosted performance, as did our high-yield bonds. Security selection accounted for the majority of the fund's outperformance during the period, while industry selection was a modest positive. The largest contributions came from security selection within technology, automotive, chemicals, metals/mining, homebuilding/real estate, telecommunications and energy. Individual contributors Freescale Semiconductor and Momentive Performance Materials, a specialty chemical company, benefited from cost-cutting measures. Realogy, the nation's largest residential real estate broker, was able to maintain its liquidity during the very steep downturn in housing. Conversely, the fund was hurt by stock selection in publishing/printing and gaming, underweightings in insurance and banks/thrifts, an overweighting in telecommunications, and a modest average cash position. The biggest individual detractor was Las Vegas gaming operator Station Casinos, which suffered in part by having too much debt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Capital and Income	.76%
Actual		$ 1,000.00	$ 1,163.10	$ 4.08
Hypothetical A		$ 1,000.00	$ 1,021.03	$ 3.81
Class F	.59%
Actual		$ 1,000.00	$ 1,162.80	$ 3.16
Hypothetical A		$ 1,000.00	$ 1,021.87	$ 2.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Funds annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Sprint Capital Corp.	2.8	2.1
Intelsat Bermuda Ltd.	2.4	1.2
Realogy Corp.	2.4	2.2
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	2.2	2.8
Freescale Semiconductor, Inc.	2.2	2.6
	12.0
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	14.6	11.2
Technology	9.8	9.9
Energy	8.6	8.6
Automotive	6.4	7.0
Diversified Financial Services	5.3	2.2
Quality Diversification (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
AAA,AA,A 0.7%	AAA,AA,A 0.0%
BBB 2.6%	BBB 3.7%
BB 13.4%	BB 11.9%
B 31.4%	B 27.5%
CCC,CC,C 23.8%	CCC,CC,C 33.1%
D 0.8%	D 3.7%
Not Rated 4.8%	Not Rated 4.5%
Equities 16.6%	Equities 10.3%
Short-Term Investments and Net Other Assets 5.9%	Short-Term Investments and Net Other Assets 5.3%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2010 *		As of October 31, 2009 **
	Nonconvertible Bonds 63.2%		Nonconvertible Bonds 66.9%
	Convertible Bonds, Preferred Stocks 2.2%		Convertible Bonds, Preferred Stocks 2.0%
	Common Stocks 15.7%		Common Stocks 9.9%
	Floating Rate Loans 13.0%		Floating Rate Loans 15.9%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 5.3%
* Foreign investments	14.2%	** Foreign investments	14.4%

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 64.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.3%
Energy - 0.1%
Cal Dive International, Inc. 3.25% 12/15/25	$ 9,730	$ 8,980
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	29,420	24,783
Technology - 0.2%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	1,787	1,796
6% 5/1/15	27,420	26,359
		28,155
Telecommunications - 0.8%
NII Holdings, Inc. 3.125% 6/15/12	109,770	104,693
TOTAL CONVERTIBLE BONDS		166,611
Nonconvertible Bonds - 63.2%
Aerospace - 0.8%
Alion Science & Technology Corp.:
10.25% 2/1/15	3,790	3,032
12% 11/1/14 pay-in-kind (i)	5,185	5,366
Hexcel Corp. 6.75% 2/1/15	10,710	10,656
Sequa Corp.:
11.75% 12/1/15 (i)	52,415	53,070
13.5% 12/1/15 pay-in-kind (i)	21,326	22,286
		94,410
Air Transportation - 1.7%
American Airlines, Inc. equipment trust certificate 13% 8/1/16	18,099	20,452
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	22,554	25,824
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	4,035	3,611
Continental Airlines, Inc. 7.25% 11/10/19	19,285	20,924
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	69,605	696
9.5% 9/15/14 (i)	5,970	6,320
10% 8/15/08 (a)	6,280	63
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	44,789	45,628
8.021% 8/10/22	22,667	21,590
Northwest Airlines Corp. 10% 2/1/09 (a)	8,210	62
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	$ 5,910	$ 30
8.875% 6/1/06 (a)	5,900	44
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	11,749	11,396
8.028% 11/1/17	4,962	4,614
United Air Lines, Inc.:
9.875% 8/1/13 (i)	8,035	8,417
12% 11/1/13 (i)	12,810	13,707
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	32,030	35,153
		218,531
Auto Parts Distribution - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (i)	2,920	3,208
Automotive - 3.6%
Affinia Group, Inc. 9% 11/30/14	10,625	10,572
ArvinMeritor, Inc. 10.625% 3/15/18	7,615	8,167
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (i)(j)	6,450	6,611
Ford Motor Credit Co. LLC:
7% 10/1/13	21,240	21,917
7.375% 2/1/11	3,465	3,546
8% 6/1/14	19,585	20,533
8% 12/15/16	68,755	73,286
12% 5/15/15	47,160	56,766
General Motors Acceptance Corp.:
6.75% 12/1/14	44,965	44,740
8% 11/1/31	28,080	27,214
General Motors Corp.:
6.75% 5/1/28 (d)	41,850	14,857
7.125% 7/15/13 (d)	14,185	5,213
7.2% 1/15/11 (d)	5,215	1,930
7.4% 9/1/25 (d)	26,520	9,481
7.7% 4/15/16 (d)	32,410	11,506
8.1% 6/15/24 (d)	10,445	3,604
8.25% 7/15/23 (d)	46,150	17,076
8.375% 7/15/33 (d)	43,285	16,557
8.8% 3/1/21 (d)	3,140	1,123
Lear Corp.:
7.875% 3/15/18	5,000	5,125
8.125% 3/15/20	5,550	5,696
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
RSC Equipment Rental, Inc. 10% 7/15/17 (i)	$ 9,975	$ 11,022
Tenneco, Inc.:
8.125% 11/15/15	4,575	4,747
8.625% 11/15/14	42,537	43,813
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	18,335	20,398
TRW Automotive, Inc.:
7% 3/15/14 (i)	1,365	1,382
7.25% 3/15/17 (i)	960	967
8.875% 12/1/17 (i)	5,865	6,224
		454,073
Banks and Thrifts - 2.9%
Bank of America Corp.:
8% (k)	20,770	20,562
8.125% (k)	28,615	28,329
CIT Group, Inc.:
7% 5/1/13	7,164	7,003
7% 5/1/14	10,747	10,357
7% 5/1/15	10,747	10,236
7% 5/1/16	17,911	17,015
7% 5/1/17	25,075	23,759
GMAC LLC:
6.75% 12/1/14	16,305	16,223
8% 11/1/31	227,705	220,299
Wells Fargo & Co. 7.98% (k)	7,850	8,164
		361,947
Broadcasting - 1.5%
Clear Channel Communications, Inc.:
4.9% 5/15/15	12,565	7,539
5.5% 9/15/14	9,650	6,321
5.5% 12/15/16	9,055	5,071
5.75% 1/15/13	15,185	12,604
6.25% 3/15/11	655	640
6.875% 6/15/18	6,135	3,252
10.75% 8/1/16	79,760	66,998
11.75% 8/1/16 pay-in-kind (k)	17,199	12,744
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (i)	5,505	5,877
Series B 9.25% 12/15/17 (i)	22,025	23,594
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Gray Television, Inc. 10.5% 6/29/15 (i)	$ 7,230	$ 7,230
Univision Communications, Inc. 12% 7/1/14 (i)	27,865	30,721
		182,591
Building Materials - 0.4%
General Cable Corp. 7.125% 4/1/17	3,350	3,354
Headwaters, Inc. 11.375% 11/1/14	3,945	4,172
Nortek, Inc. 11% 12/1/13	36,024	38,726
		46,252
Cable TV - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (i)	10,605	10,817
8.125% 4/30/20 (i)	25,275	25,907
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (i)	23,590	24,062
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (i)	78,728	94,868
EchoStar Communications Corp.:
6.625% 10/1/14	34,270	34,613
7% 10/1/13	4,085	4,238
7.125% 2/1/16	139,940	142,039
Videotron Ltd. 6.875% 1/15/14	3,630	3,666
		340,210
Capital Goods - 0.3%
Blount, Inc. 8.875% 8/1/12	6,070	6,131
Chart Industries, Inc. 9.125% 10/15/15	4,970	4,995
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,760	3,816
Terex Corp. 10.875% 6/1/16	19,250	21,704
		36,646
Chemicals - 1.9%
Chemtura Corp. 6.875% 6/1/16 (d)	4,540	5,153
Georgia Gulf Corp. 9% 1/15/17 (i)	11,390	11,960
LBI Escrow Corp. 8% 11/1/17 (i)	25,850	26,819
MacDermid, Inc. 9.5% 4/15/17 (i)	2,460	2,534
Momentive Performance Materials, Inc.:
9.75% 12/1/14	53,075	53,669
10.875% 12/1/14 pay-in-kind (k)	36,079	34,884
11.5% 12/1/16	52,920	51,729
NOVA Chemicals Corp. 3.6494% 11/15/13 (k)	6,425	6,120
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
Solutia, Inc.:
7.875% 3/15/20	$ 7,850	$ 8,086
8.75% 11/1/17	4,270	4,537
Sterling Chemicals, Inc. 10.25% 4/1/15	7,980	8,100
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	16,110	19,171
		232,762
Consumer Products - 0.5%
ACCO Brands Corp. 10.625% 3/15/15 (i)	2,335	2,574
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	710	715
Easton-Bell Sports, Inc. 9.75% 12/1/16 (i)	5,640	6,007
Elizabeth Arden, Inc. 7.75% 1/15/14	2,790	2,801
Hines Nurseries, Inc. 10.25% 10/1/11 (d)	2,480	25
Reddy Ice Corp.:
11.25% 3/15/15 (i)	16,670	17,670
13.25% 11/1/15 (i)	15,537	15,848
Revlon Consumer Products Corp. 9.75% 11/15/15 (i)	14,575	15,122
Sealy Mattress Co. 10.875% 4/15/16 (i)	5,858	6,693
		67,455
Containers - 0.8%
AEP Industries, Inc. 7.875% 3/15/13	2,780	2,766
Berry Plastics Holding Corp.:
4.132% 9/15/14 (k)	2,415	2,186
8.875% 9/15/14	46,790	46,322
10.25% 3/1/16	19,510	19,120
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,469	2,271
7.5% 12/15/96	17,610	13,384
Solo Cup Co. 8.5% 2/15/14	10,300	10,352
Vitro SAB de CV:
8.625% 2/1/12 (d)	4,980	2,278
9.125% 2/1/17 (d)	10,510	4,808
		103,487
Diversified Financial Services - 4.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (i)	6,080	5,046
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	2,035	2,035
GMAC, Inc. 8% 3/15/20 (i)	30,500	31,415
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (i)	$ 64,055	$ 62,454
8% 1/15/18 (i)	64,055	62,454
International Lease Finance Corp.:
4.75% 1/13/12	9,725	9,545
5% 9/15/12	10,525	10,139
5.625% 9/20/13	25,525	23,701
5.65% 6/1/14	30,989	28,360
6.375% 3/25/13	15,690	15,104
6.625% 11/15/13	66,966	63,785
8.625% 9/15/15 (i)	14,110	13,934
8.75% 3/15/17 (i)	16,260	16,016
Penson Worldwide, Inc. 12.5% 5/15/17 (i)	13,020	13,476
Sprint Capital Corp. 8.75% 3/15/32	161,915	161,915
		519,379
Diversified Media - 0.6%
CanWest Media, Inc. 8% 9/15/12 (d)	2,087	2,035
Interpublic Group of Companies, Inc. 10% 7/15/17	9,800	11,221
Liberty Media Corp.:
8.25% 2/1/30	20,315	18,969
8.5% 7/15/29	13,600	12,835
MDC Partners, Inc. 11% 11/1/16 (i)	3,250	3,559
Nielsen Finance LLC/Nielsen Finance Co.:
11.5% 5/1/16	18,515	21,129
11.625% 2/1/14	9,580	10,933
		80,681
Electric Utilities - 1.7%
Aquila, Inc. 11.875% 7/1/12 (k)	7,225	8,482
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18 (i)	17,995	18,760
Energy Future Holdings Corp.:
10% 1/15/20 (i)	12,800	13,456
10.875% 11/1/17	151,200	119,448
12% 11/1/17 pay-in-kind (k)	36,096	24,082
Intergen NV 9% 6/30/17 (i)	23,300	24,349
Tenaska Alabama Partners LP 7% 6/30/21 (i)	4,635	4,473
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (k)	$ 7,893	$ 5,326
Utilicorp United, Inc. 7.95% 2/1/11 (f)	175	183
		218,559
Energy - 6.9%
Ashland, Inc. 9.125% 6/1/17 (i)	9,595	10,914
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18	21,260	23,545
Atlas Pipeline Partners LP 8.125% 12/15/15	4,940	4,841
ATP Oil & Gas Corp. 11.875% 5/1/15 (i)	117,725	120,668
Berry Petroleum Co.:
8.25% 11/1/16	13,210	13,375
10.25% 6/1/14	8,525	9,463
Chaparral Energy, Inc. 8.5% 12/1/15	20,100	19,748
Chesapeake Energy Corp.:
6.5% 8/15/17	30,665	29,745
6.875% 11/15/20	12,540	12,227
7.5% 9/15/13	2,000	2,028
9.5% 2/15/15	11,255	12,338
Complete Production Services, Inc. 8% 12/15/16	11,475	11,705
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (i)	23,830	24,604
Continental Resources, Inc. 8.25% 10/1/19	3,455	3,714
Denbury Resources, Inc.:
8.25% 2/15/20	14,189	15,182
9.75% 3/1/16	6,305	6,983
Drummond Co., Inc. 7.375% 2/15/16	21,735	21,518
Enron Corp.:
Series A, 8.375% 5/23/05 (d)	15,020	0
6.4% 7/15/06 (d)	3,270	0
6.625% 11/15/05 (d)	13,290	0
6.725% 11/17/08 (d)(k)	4,095	0
6.75% 8/1/09 (d)	3,320	0
6.875% 10/15/07 (d)	8,050	0
6.95% 7/15/28 (d)	7,270	0
7.125% 5/15/07 (d)	1,390	0
7.375% 5/15/19 (d)	8,400	0
7.875% 6/15/03 (d)	1,390	0
9.125% 4/1/03 (d)	285	0
9.875% 6/5/03 (d)	1,268	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
EXCO Resources, Inc. 7.25% 1/15/11	$ 3,410	$ 3,414
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (i)	20,850	21,528
Hercules Offshore, Inc. 10.5% 10/15/17 (i)	19,475	20,059
InterNorth, Inc. 9.625% 3/16/06 (d)	5,575	0
LINN Energy LLC 8.625% 4/15/20 (i)	34,825	36,131
Mariner Energy, Inc.:
7.5% 4/15/13	10,985	11,369
8% 5/15/17	20,325	22,738
11.75% 6/30/16	19,080	24,422
OPTI Canada, Inc.:
7.875% 12/15/14	40,830	38,891
8.25% 12/15/14	5,025	4,849
9% 12/15/12 (i)	11,525	11,871
Petrohawk Energy Corp. 7.875% 6/1/15	18,950	19,566
Petroleum Development Corp. 12% 2/15/18	21,910	23,553
Pioneer Drilling Co. 9.875% 3/15/18 (i)	12,300	12,731
Plains Exploration & Production Co. 10% 3/1/16	17,695	19,465
Quicksilver Resources, Inc. 11.75% 1/1/16	19,550	22,678
Range Resources Corp. 7.375% 7/15/13	5,530	5,641
Rosetta Resources, Inc. 9.5% 4/15/18 (i)	12,950	13,274
SandRidge Energy, Inc.:
8% 6/1/18 (i)	11,240	10,959
8.625% 4/1/15 pay-in-kind (k)	10,040	10,065
Southern Natural Gas Co.:
7.35% 2/15/31	35,553	38,842
8% 3/1/32	20,945	24,636
Southern Star Central Corp. 6.75% 3/1/16	6,870	6,973
Southwestern Energy Co. 7.5% 2/1/18	12,875	14,098
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (i)	16,260	18,618
Tennessee Gas Pipeline Co.:
7% 10/15/28	9,810	10,746
7.5% 4/1/17	6,635	7,593
7.625% 4/1/37	7,450	8,657
8% 2/1/16	4,390	5,021
8.375% 6/15/32	6,100	7,407
Venoco, Inc. 11.5% 10/1/17	12,960	13,802
W&T Offshore, Inc. 8.25% 6/15/14 (i)	28,470	26,477
		858,672
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (i)	$ 5,760	$ 6,221
Food and Drug Retail - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	4,406	4,913
Rite Aid Corp.:
8.625% 3/1/15	3,410	3,026
9.375% 12/15/15	12,780	11,310
9.5% 6/15/17	18,995	16,526
		35,775
Food/Beverage/Tobacco - 0.4%
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14	19,575	22,511
Leiner Health Products, Inc. 11% 6/1/12 (d)	2,870	255
Michael Foods, Inc. 8% 11/15/13	2,690	2,744
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15	1,930	2,007
10.625% 4/1/17	1,395	1,500
Smithfield Foods, Inc. 10% 7/15/14 (i)	21,185	23,780
		52,797
Gaming - 2.1%
FireKeepers Development Authority 13.875% 5/1/15 (i)	7,760	9,002
Harrah's Escrow Corp. 12.75% 4/15/18 (i)	27,665	27,250
Harrah's Operating Co., Inc. 11.25% 6/1/17	21,810	23,664
MGM Mirage, Inc.:
5.875% 2/27/14	16,535	14,551
6.625% 7/15/15	50,390	43,587
6.75% 4/1/13	8,845	8,359
6.875% 4/1/16	12,170	10,466
7.5% 6/1/16	29,290	25,775
7.625% 1/15/17	13,710	11,996
9% 3/15/20 (i)	12,600	13,230
10.375% 5/15/14 (i)	5,900	6,490
11.125% 11/15/17 (i)	2,160	2,457
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	14,930	11,795
11.5% 11/1/17 (i)	26,760	28,633
Scientific Games Corp. 6.25% 12/15/12	3,050	3,081
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (i)	8,350	7,014
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Station Casinos, Inc.:
6% 4/1/12 (d)	$ 42,515	$ 3,082
6.5% 2/1/14 (d)	58,215	291
6.625% 3/15/18 (d)	60,505	303
6.875% 3/1/16 (d)	64,220	321
7.75% 8/15/16 (d)	65,520	3,358
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (d)	2,645	1,111
12.75% 1/15/13 (d)	4,965	6
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (i)	5,431	2,960
		258,782
Healthcare - 1.8%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (i)	27,800	30,719
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (k)	41,993	42,413
CRC Health Group, Inc. 10.75% 2/1/16	7,690	7,363
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (i)	22,375	22,823
HCA, Inc.:
5.75% 3/15/14	13,098	12,672
6.25% 2/15/13	6,490	6,531
6.375% 1/15/15	4,250	4,133
6.75% 7/15/13	6,490	6,587
Invacare Corp. 9.75% 2/15/15	7,340	7,909
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (i)	18,270	18,727
Senior Housing Properties Trust 7.875% 4/15/15	11,204	11,372
Skilled Healthcare Group, Inc. 11% 1/15/14	5,982	6,251
Sun Healthcare Group, Inc. 9.125% 4/15/15	1,550	1,597
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	2,834	2,933
United Surgical Partners International, Inc. 8.875% 5/1/17	3,390	3,543
Ventas Realty LP 6.5% 6/1/16	3,670	3,762
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (k)	37,096	39,321
		228,656
Homebuilding/Real Estate - 1.6%
CB Richard Ellis Services, Inc. 11.625% 6/15/17	24,975	28,409
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16	23,940	25,616
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Realogy Corp.:
10.5% 4/15/14	$ 137,185	$ 127,582
11.75% 4/15/14 pay-in-kind (k)	23,392	21,457
		203,064
Insurance - 0.7%
American International Group, Inc.:
4.25% 5/15/13	6,315	6,168
5.05% 10/1/15	10,310	9,726
5.45% 5/18/17	31,980	29,444
5.6% 10/18/16	17,810	16,815
5.85% 1/16/18	5,625	5,236
8.25% 8/15/18	19,120	20,399
USI Holdings Corp. 4.125% 11/15/14 (i)(k)	3,495	2,979
		90,767
Leisure - 0.7%
Equinox Holdings, Inc. 9.5% 2/1/16 (i)	21,230	21,655
GWR Operating Partnership LLP 10.875% 4/1/17 (i)	15,820	15,820
Six Flags Operations, Inc. 12.25% 7/15/16 (d)(i)	25,021	30,100
Town Sports International Holdings, Inc. 11% 2/1/14	19,749	18,218
		85,793
Metals/Mining - 2.9%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (d)(k)	12,670	53
CONSOL Energy, Inc.:
8% 4/1/17 (i)	23,400	24,570
8.25% 4/1/20 (i)	24,035	25,597
Drummond Co., Inc. 9% 10/15/14 (i)	7,700	8,047
FMG Finance Property Ltd.:
10% 9/1/13 (i)	21,855	23,822
10.625% 9/1/16 (i)	73,870	86,059
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	76,065	85,193
International Coal Group, Inc. 9.125% 4/1/18	3,325	3,441
Novelis, Inc. 11.5% 2/15/15	4,535	4,989
Peabody Energy Corp. 7.875% 11/1/26	26,690	27,758
Severstal Columbus LLC 10.25% 2/15/18 (i)	25,330	26,850
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Teck Resources Ltd.:
10.25% 5/15/16	$ 16,145	$ 19,414
10.75% 5/15/19	18,455	22,976
		358,769
Paper - 0.7%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14	13,865	15,494
Glatfelter 7.125% 5/1/16	2,400	2,400
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (d)	4,535	4,552
NewPage Corp.:
6.4988% 5/1/12 (k)	8,670	6,069
11.375% 12/31/14	18,665	19,085
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (d)	22,675	22,675
Stone Container Corp. 8.375% 7/1/12 (d)	11,660	11,835
Temple-Inland, Inc. 6.625% 1/15/16	630	668
		82,778
Publishing/Printing - 1.3%
Cenveo Corp. 10.5% 8/15/16 (i)	13,585	14,196
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,235
The Reader's Digest Association, Inc.:
9% 2/15/17 (d)	14,730	184
9.5% 2/15/17 (i)(k)	47,450	48,755
TL Acquisitions, Inc. 10.5% 1/15/15 (i)	87,375	85,628
		158,998
Railroad - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14	8,690	8,864
7.625% 12/1/13	7,670	7,862
12.5% 4/1/16	10,550	12,475
TFM SA de CV 9.375% 5/1/12	5,067	5,187
		34,388
Restaurants - 0.1%
Landry's Restaurants, Inc. 11.625% 12/1/15 (i)	5,235	5,680
Services - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18 (i)	8,885	9,551
Garda World Security Corp. 9.75% 3/15/17 (i)	8,160	8,486
Mac-Gray Corp. 7.625% 8/15/15	3,040	2,956
MediMedia USA, Inc. 11.375% 11/15/14 (i)	3,780	3,402
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
NCO Group, Inc. 11.875% 11/15/14	$ 9,865	$ 8,977
Penhall International Corp. 12% 8/1/14 (i)	6,510	4,817
The Geo Group, Inc. 7.75% 10/15/17 (i)	3,000	3,038
		41,227
Shipping - 0.8%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (i)	9,590	9,974
9.5% 12/15/14	23,110	23,688
Teekay Corp. 8.5% 1/15/20	13,815	14,644
Trico Shipping AS 11.875% 11/1/14 (i)	35,175	36,054
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	9,465	9,276
Western Express, Inc. 12.5% 4/15/15 (i)	11,540	11,223
		104,859
Specialty Retailing - 0.4%
Claire's Stores, Inc.:
9.25% 6/1/15	12,220	11,151
10.375% 6/1/15 pay-in-kind (k)	18,691	16,055
Michaels Stores, Inc.:
0% 11/1/16 (e)	2,020	1,858
10% 11/1/14	23,190	24,523
		53,587
Steels - 0.5%
Edgen Murray Corp. 12.25% 1/15/15 (i)	31,925	31,606
International Steel Group, Inc. 6.5% 4/15/14	24,820	27,296
RathGibson, Inc. 11.25% 2/15/14 (d)	11,220	2,763
		61,665
Super Retail - 0.3%
Sonic Automotive, Inc. 9% 3/15/18 (i)	7,115	7,257
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	26,176	26,503
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (i)	3,210	3,395
		37,155
Technology - 4.5%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (i)	13,000	13,390
Amkor Technology, Inc.:
7.125% 3/15/11	535	551
7.375% 5/1/18 (i)	12,685	12,717
7.75% 5/15/13	3,950	3,999
9.25% 6/1/16	18,560	19,766
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Avago Technologies Finance Ltd. 11.875% 12/1/15	$ 25,080	$ 27,839
Avaya, Inc.:
9.75% 11/1/15	28,685	28,613
10.875% 11/1/15 pay-in-kind (k)	15,820	15,113
Brocade Communications Systems, Inc.:
6.625% 1/15/18 (i)	4,245	4,360
6.875% 1/15/20 (i)	4,245	4,383
Ceridian Corp.:
11.25% 11/15/15	18,535	18,998
12.25% 11/15/15 pay-in-kind (k)	4,920	5,068
Freescale Semiconductor, Inc.:
8.875% 12/15/14	18,050	17,734
9.25% 4/15/18 (i)	29,155	30,286
9.875% 12/15/14 pay-in-kind (k)	70,424	67,250
10.125% 3/15/18 (i)	47,475	51,510
GeoEye, Inc. 9.625% 10/1/15 (i)	4,005	4,145
Lucent Technologies, Inc.:
6.45% 3/15/29	91,660	67,141
6.5% 1/15/28	31,722	23,157
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (i)	8,475	8,941
New ASAT Finance Ltd. 9.25% 2/1/11 (d)	9,655	12
NXP BV 3.0528% 10/15/13 (k)	42,305	40,296
Open Solutions, Inc. 9.75% 2/1/15 (i)	4,070	3,500
Spansion LLC 11.25% 1/15/16 (d)(i)	20,560	32,690
SunGard Data Systems, Inc. 9.125% 8/15/13	24,240	24,725
Unisys Corp.:
12.5% 1/15/16	15,080	16,852
12.75% 10/15/14 (i)	2,160	2,527
14.25% 9/15/15 (i)	1,732	2,087
Viasystems, Inc. 12% 1/15/15 (i)	15,180	16,774
		564,424
Telecommunications - 12.8%
Citizens Communications Co.:
7.875% 1/15/27	12,690	11,897
9% 8/15/31	18,030	18,210
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (i)	142,730	148,439
Clearwire Escrow Corp. 12% 12/1/15 (i)	15,990	16,630
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Digicel Group Ltd.:
8.875% 1/15/15 (i)	$ 81,145	$ 81,449
9.125% 1/15/15 pay-in-kind (i)(k)	34,404	34,748
10.5% 4/15/18 (i)	72,740	78,923
12% 4/1/14 (i)	34,455	39,408
DigitalGlobe, Inc. 10.5% 5/1/14 (i)	10,935	11,974
Frontier Communications Corp.:
8.25% 4/15/17 (i)	23,400	24,161
8.5% 4/15/20 (i)	24,030	24,751
Global Crossing Ltd. 12% 9/15/15 (i)	12,175	13,666
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14	13,020	13,411
Intelsat Bermuda Ltd.:
11.25% 2/4/17	102,170	106,768
12.5% 2/4/17 pay-in-kind (k)	186,724	193,065
Intelsat Corp.:
9.25% 8/15/14	24,885	25,632
9.25% 6/15/16	28,330	29,817
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (i)	16,390	17,291
9.5% 6/15/16	61,522	65,601
11.5% 6/15/16	10,045	10,849
Intelsat Ltd. 11.25% 6/15/16	68,520	74,002
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	25,555	26,449
Millicom International Cellular SA 10% 12/1/13	14,815	15,371
Nextel Communications, Inc.:
5.95% 3/15/14	45,465	43,419
7.375% 8/1/15	25,105	24,446
NII Capital Corp. 10% 8/15/16 (i)	51,970	57,687
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (i)	8,080	8,646
Qwest Communications International, Inc. 7.125% 4/1/18 (i)	24,980	25,792
Sprint Capital Corp.:
6.875% 11/15/28	206,071	179,282
6.9% 5/1/19	14,915	14,113
Sprint Nextel Corp. 6% 12/1/16	24,955	23,021
U.S. West Communications:
7.25% 9/15/25	2,025	2,055
7.25% 10/15/35	7,860	7,526
7.5% 6/15/23	1,710	1,706
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
ViaSat, Inc. 8.875% 9/15/16 (i)	$ 5,120	$ 5,235
Wind Acquisition Finance SA:
11.75% 7/15/17 (i)	52,715	58,514
12% 12/1/15 (i)	21,630	23,090
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (i)(k)	49,690	48,988
		1,606,032
Textiles & Apparel - 0.1%
Levi Strauss & Co.:
7.625% 5/15/20 (i)(j)	7,900	7,979
8.875% 4/1/16	8,445	8,920
		16,899
Trucking & Freight - 0.0%
Swift Transportation Co., Inc. 12.5% 5/15/17 (i)	4,845	4,893
TOTAL NONCONVERTIBLE BONDS		7,912,072
TOTAL CORPORATE BONDS (Cost $7,572,910)		8,078,683
Common Stocks - 15.7%
	Shares
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	4,377,260	52,877
Automotive - 1.9%
BorgWarner, Inc. (a)	1,500,000	65,010
Group 1 Automotive, Inc. (a)(g)	1,100,000	34,155
Tenneco, Inc. (a)	1,294,500	33,359
The Goodyear Tire & Rubber Co. (a)	2,000,000	26,860
TRW Automotive Holdings Corp. (a)	2,250,000	72,473
		231,857
Banks and Thrifts - 0.7%
Bank of America Corp.	3,850,000	68,646
CIT Group, Inc. (a)	616,686	25,037
		93,683
Common Stocks - continued
	Shares	Value (000s)
Building Materials - 0.5%
Nortek, Inc. (a)	1,281,297	$ 60,221
Nortek, Inc. warrants 12/7/14 (a)	37,280	148
		60,369
Cable TV - 0.5%
Charter Communications, Inc. Class A (a)	503,582	19,086
Comcast Corp. Class A	1,931,504	38,128
Liberty Global, Inc. Class A (a)	9,320	255
		57,469
Capital Goods - 0.0%
MagnaChip Semiconductor LLC (a)	1,758,435	246
Remy International, Inc. (a)	173,534	3,297
		3,543
Chemicals - 1.0%
Celanese Corp. Class A	38,430	1,229
Georgia Gulf Corp. (a)(h)	2,677,079	53,613
Lyondell Chemical Co. Class B, (a)(j)	1,608,798	36,198
LyondellBasell Industries AF SCA Class A	1,753,100	39,094
Sterling Chemicals, Inc. (a)	897	13
		130,147
Containers - 0.0%
Constar International, Inc. (a)(h)	114,950	1,897
Diversified Media - 0.3%
Discovery Communications, Inc. (a)	62,500	2,419
Discovery Communications, Inc. Class C (a)	62,500	2,086
RDA Holding Co. (a)	974,133	26,789
		31,294
Electric Utilities - 0.2%
AES Corp.	1,162,505	13,415
NRG Energy, Inc. (a)	700,000	16,919
Portland General Electric Co.	20,217	402
		30,736
Energy - 1.6%
Chesapeake Energy Corp.	2,600,000	61,880
Denbury Resources, Inc. (a)	2,000,000	38,300
Forest Oil Corp. (a)	619,993	18,166
Valero Energy Corp.	525,000	10,915
Williams Companies, Inc.	2,850,000	67,289
		196,550
Entertainment/Film - 0.0%
Ascent Media Corp. (a)	6,250	185
Common Stocks - continued
	Shares	Value (000s)
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	35,177	$ 1
Healthcare - 0.3%
Kinetic Concepts, Inc. (a)	1,000,000	43,300
Hotels - 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	2,000,000	109,020
Metals/Mining - 1.3%
Alpha Natural Resources, Inc. (a)	1,600,000	75,328
Haynes International, Inc.	147,429	5,294
Intermet Corp. (a)(m)	521,664	0
Teck Resources Ltd. Class B (sub. vtg.)	2,200,000	86,424
		167,046
Publishing/Printing - 0.6%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	191
HMH Holdings, Inc. (a)(m)	10,300,913	72,106
HMH Holdings, Inc. warrants 3/9/17 (a)	3,002,635	3,003
SuperMedia, Inc. (a)	28,716	1,289
		76,959
Restaurants - 0.0%
Ruth's Hospitality Group, Inc. (a)	16,266	88
Services - 0.6%
Visa, Inc. Class A	775,000	69,928
Shipping - 0.5%
Navios Maritime Holdings, Inc.	2,865,350	19,886
Teekay Corp.	1,500,000	37,575
US Shipping Partners Corp. (a)	51,736	0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		57,461
Specialty Retailing - 0.3%
GameStop Corp. Class A (a)(g)	1,700,000	41,327
Technology - 3.7%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	2,510,300	0
Avago Technologies Ltd.	2,700,000	55,404
Cisco Systems, Inc. (a)	2,000,000	53,840
CommScope, Inc. (a)	2,200,000	71,676
Google, Inc. Class A (a)	100,000	52,544
Intel Corp.	1,800,000	41,094
National Semiconductor Corp.	3,800,000	56,164
ON Semiconductor Corp. (a)	1,556,230	12,356
Common Stocks - continued
	Shares	Value (000s)
Technology - continued
Seagate Technology (a)	2,600,000	$ 47,762
Skyworks Solutions, Inc. (a)	4,000,000	67,360
		458,200
Telecommunications - 0.4%
American Tower Corp. Class A (a)	15,912	649
Leap Wireless International, Inc. (a)(g)	1,400,000	25,648
MetroPCS Communications, Inc. (a)	3,100,000	23,653
		49,950
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(m)	659,302	5,024
TOTAL COMMON STOCKS (Cost $1,759,313)		1,968,911
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.3%
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	40,000	36,817
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Series B, 16.00% (a)(m)	1,463	1,463
TOTAL CONVERTIBLE PREFERRED STOCKS		38,280
Nonconvertible Preferred Stocks - 0.6%
Cable TV - 0.0%
PTV, Inc. Series A, 10.00% (a)	56,261	5
Diversified Financial Services - 0.6%
GMAC, Inc. 7.00% (i)	81,351	68,538
TOTAL NONCONVERTIBLE PREFERRED STOCKS		68,543
TOTAL PREFERRED STOCKS (Cost $77,667)		106,823
Floating Rate Loans - 13.0%
	Principal Amount (000s)
Aerospace - 0.3%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0022% 2/21/13 (k)	$ 389	342
Tranche 2LN, term loan 10.2522% 2/21/14 (k)	650	488
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Aerospace - continued
Sequa Corp. term loan 3.5466% 12/3/14 (k)	$ 44,738	$ 41,439
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.03% 3/28/14 (k)	250	243
		42,512
Air Transportation - 0.7%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (k)	1,816	1,841
Tranche 2LN, term loan 3.5478% 4/30/14 (k)	8,468	7,938
United Air Lines, Inc. Tranche B, term loan 2.3572% 2/1/14 (k)	51,499	47,637
US Airways Group, Inc. term loan 2.8128% 3/23/14 (k)	31,708	26,238
		83,654
Automotive - 0.9%
AM General LLC:
Credit-Linked Deposit 3.2625% 9/30/12 (k)	159	144
Tranche B, term loan 3.2602% 9/30/13 (k)	3,084	2,791
Ford Motor Co. term loan 3.2837% 12/15/13 (k)	30,103	29,140
Visteon Corp. term loan 4.426% 6/13/13 (d)(k)	78,925	84,450
		116,525
Banks and Thrifts - 0.3%
CIT Group, Inc.:
term loan 13% 1/20/12 (k)	6,482	6,701
Tranche A, term loan 9.5% 1/20/12 (k)	31,686	32,398
		39,099
Broadcasting - 0.6%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (k)	80,010	72,609
Cable TV - 0.6%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (k)	75,432	71,185
Capital Goods - 0.2%
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (k)	213	212
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (k)	21,030	20,399
		20,611
Chemicals - 0.3%
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (k)	27,730	26,275
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (k)	$ 4,741	$ 4,812
Tranche B 2LN, term loan 9% 6/20/10 (k)	1,274	1,293
		32,380
Containers - 0.4%
Berry Plastics Holding Corp. Tranche C, term loan 2.257% 4/3/15 (k)	49,545	46,263
Diversified Financial Services - 0.5%
Clear Channel Capital I LLC Tranche B, term loan 3.9231% 1/29/16 (k)	54,693	45,395
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (k)	15,266	15,552
		60,947
Electric Utilities - 2.2%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7517% 10/10/14 (k)	122,968	100,988
Tranche B2, term loan 3.7517% 10/10/14 (k)	108,102	88,373
Tranche B3, term loan 3.7517% 10/10/14 (k)	107,687	87,361
		276,722
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (k)	2,077	1,986
Entertainment/Film - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (d)(k)	9,423	4,382
Gaming - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (d)(k)	646	497
Las Vegas Sands LLC:
term loan 2.05% 5/23/14 (k)	539	506
Tranche B, term loan 2.05% 5/23/14 (k)	2,665	2,505
		3,508
Healthcare - 0.1%
PTS Acquisition Corp. term loan 2.5125% 4/10/14 (k)	7,732	7,326
Homebuilding/Real Estate - 1.2%
Realogy Corp.:
Credit-Linked Deposit 3.2487% 10/10/13 (k)	5,996	5,457
Tranche 2LN, term loan 13.5% 10/15/17	49,165	55,556
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Homebuilding/Real Estate - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2915% 10/10/13 (k)	$ 22,272	$ 20,268
Tranche DD, term loan 3.2927% 10/10/13 (k)	68,715	62,531
		143,812
Metals/Mining - 0.1%
Aleris International, Inc.:
Tranche 1LN, term loan 6.2149% 5/13/10 (k)(l)	5,292	5,372
Tranche B 1LN, term loan:
4.25% 12/19/13 (d)(k)	2,884	3
12.5% 12/19/13 (k)	6,435	2,827
Tranche C 1LN, term loan 4.25% 12/19/13 (k)	4,001	1,880
		10,082
Paper - 0.0%
White Birch Paper Co.:
term loan:
12% 12/1/10 (k)	1,492	1,492
Tranche 1LN, term loan 7% 5/8/14 (d)(k)	7,212	2,668
Tranche DD, term loan 12% 12/1/10 (k)	517	517
		4,677
Publishing/Printing - 1.1%
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.4986% 6/12/14 (k)	96,747	92,152
Idearc, Inc. term loan 11% 12/31/15 (k)	6,070	5,736
Thomson Learning Tranche B, term loan 2.79% 7/5/14 (k)	48,356	43,399
		141,287
Restaurants - 0.0%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.539% 6/14/13 (k)	207	186
term loan 2.625% 6/14/14 (k)	2,149	1,934
		2,120
Services - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.35% 2/7/15 (k)	3,135	2,869
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (d)(k)	4,230	635
ServiceMaster Co.:
term loan 2.7638% 7/24/14 (k)	23,651	22,882
Tranche DD, term loan 2.78% 7/24/14 (k)	2,437	2,358
		28,744
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Specialty Retailing - 0.9%
Burlington Coat Factory Warehouse Corp. term loan 2.574% 5/28/13 (k)	$ 24,688	$ 23,454
Michaels Stores, Inc.:
Tranche B1, term loan 2.5379% 10/31/13 (k)	17,004	16,281
Tranche B2, term loan 4.7879% 7/31/16 (k)	73,268	72,352
		112,087
Technology - 1.4%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5528% 10/1/14 (k)	7,728	7,438
Tranche B A2, term loan 2.5401% 10/1/14 (k)	1,492	1,436
Tranche B A3, term loan 2.5231% 10/1/14 (k)	1,740	1,675
Tranche B-A, term loan 2.5417% 10/1/14 (k)	26,894	25,886
Tranche B-B, term loan 2.5409% 10/1/12 (k)	7,327	7,199
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (k)	90,526	87,018
Kronos, Inc.:
Tranche 1LN, term loan 2.2901% 6/11/14 (k)	34,194	32,911
Tranche 2LN, term loan 6.0401% 6/11/15 (k)	8,615	8,120
Open Solutions, Inc. term loan 2.445% 1/23/14 (k)	1,067	963
		172,646
Telecommunications - 0.6%
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (k)	65,515	61,748
Wind Telecomunicazioni SpA Tranche 2LN, term loan 7.6577% 3/21/15 (k)	12,400	12,369
		74,117
Textiles & Apparel - 0.0%
Levi Strauss & Co. term loan 2.5125% 4/4/14 (k)	5,840	5,577
Trucking & Freight - 0.4%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (k)	55,586	54,196
TOTAL FLOATING RATE LOANS (Cost $1,405,777)		1,629,054
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a)	41,750,000	$ 835
Idearc, Inc. Claim (a)	6,829,194	0
TOTAL OTHER (Cost $447)		835
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.21% (b)	570,098,413	570,098
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	62,206,775	62,207
TOTAL MONEY MARKET FUNDS (Cost $632,305)		632,305
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $33,686)	$ 33,687	33,686
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $11,482,105)		12,450,297
NET OTHER ASSETS - 0.6%		73,246
NET ASSETS - 100%		$ 12,523,543
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.
(h) Affiliated company

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,800,088,000 or 22.4% of net assets.

(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,762,323 and $2,803,758, respectively. The coupon rate will be determined at time of settlement.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,593,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Arena Brands Holding Corp. Series B, 16.00%	10/3/02	$ 1,463
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 185,168
Intermet Corp.	1/7/05 - 1/13/05	$ 9,879
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000S)
$33,686,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 12,834
Banc of America Securities LLC	4,922
Barclays Capital, Inc.	9,103
Societe Generale, New York Branch	6,827
$ 33,686
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,480
Fidelity Securities Lending Cash Central Fund	14
Total	$ 1,494
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Constar International, Inc.	$ -	$ -	$ 9	$ -	$ 1,897
Georgia Gulf Corp.	-	37,929	-	-	53,613
Total	$ -	$ 37,929	$ 9	$ -	$ 55,510
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 594,801	$ 449,038	$ 135,712	$ 10,051
Energy	309,453	309,453	-	-
Financials	162,221	93,683	68,538	-
Health Care	43,300	43,300	-	-
Industrials	133,132	72,763	60,369	-
Information Technology	528,374	528,128	-	246
Materials	223,762	133,938	89,811	13
Telecommunication Services	49,955	49,950	-	5
Utilities	30,736	30,736	-	-
Corporate Bonds	8,078,683	-	8,074,601	4,082
Floating Rate Loans	1,629,054	-	1,629,054	-
Other	835	-	-	835
Money Market Funds	632,305	632,305	-	-
Cash Equivalents	33,686	-	33,686	-
Total Investments in Securities:	$ 12,450,297	$ 2,343,294	$ 10,091,771	$ 15,232
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 41,711
Total Realized Gain (Loss)	81
Total Unrealized Gain (Loss)	95,843
Cost of Purchases	19,739
Proceeds of Sales	(137,581)
Amortization/Accretion	1,578
Transfers in to Level 3	754
Transfers out of Level 3	(6,893)
Ending Balance	$ 15,232
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 3,154

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.8%
Bermuda	6.4%
Canada	2.0%
Luxembourg	1.3%
Others (Individually Less Than 1%)	4.5%
100.0%
Income Tax Information

At April 30, 2010, the fund had a capital loss carryforward of approximately $416,989,000 of which $111,463,000, $261,251,000 and $44,275,000 will expire on April 30, 2011, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010

Assets
Investment in securities, at value (including securities loaned of $58,476 and repurchase agreements of $33,686) - See accompanying schedule: Unaffiliated issuers (cost $10,800,824)	$ 11,762,482
Fidelity Central Funds (cost $632,305)	632,305
Other affiliated issuers (cost $48,976)	55,510
Total Investments (cost $11,482,105)		$ 12,450,297
Cash		404
Receivable for investments sold		99,751
Receivable for fund shares sold		17,219
Dividends receivable		1,498
Interest receivable		205,351
Distributions receivable from Fidelity Central Funds		87
Prepaid expenses		15
Other receivables		261
Total assets		12,774,883

Liabilities
Payable for investments purchased Regular delivery	$ 145,481
Delayed delivery	22,944
Payable for fund shares redeemed	8,644
Distributions payable	4,084
Accrued management fee	5,793
Other affiliated payables	1,727
Other payables and accrued expenses	460
Collateral on securities loaned, at value	62,207
Total liabilities		251,340

Net Assets		$ 12,523,543
Net Assets consist of:
Paid in capital		$ 11,814,760
Undistributed net investment income		157,857
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(417,174)
Net unrealized appreciation (depreciation) on investments		968,100
Net Assets		$ 12,523,543
Capital and Income:
Net Asset Value, offering price and redemption price per share ($12,197,112 ÷ 1,336,535 shares)		$ 9.13
Class F:
Net Asset Value, offering price and redemption price per share ($326,431 ÷ 35,781 shares)		$ 9.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2010

Investment Income
Dividends		$ 10,639
Interest		924,753
Income from Fidelity Central Funds		1,494
Total income		936,886

Expenses
Management fee	$ 58,727
Transfer agent fees	17,757
Accounting and security lending fees	1,393
Custodian fees and expenses	125
Independent trustees' compensation	62
Appreciation in deferred trustee compensation account	1
Registration fees	309
Audit	193
Legal	196
Miscellaneous	179
Total expenses before reductions	78,942
Expense reductions	(20)	78,922
Net investment income		857,964
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	354,907
Other affiliated issuers	(38)
Foreign currency transactions	(8)
Total net realized gain (loss)		354,861
Change in net unrealized appreciation (depreciation) on: Investment securities	3,220,232
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		3,220,239
Net gain (loss)		3,575,100
Net increase (decrease) in net assets resulting from operations		$ 4,433,064

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 857,964	$ 754,662
Net realized gain (loss)	354,861	(635,744)
Change in net unrealized appreciation (depreciation)	3,220,239	(2,117,044)
Net increase (decrease) in net assets resulting from operations	4,433,064	(1,998,126)
Distributions to shareholders from net investment income	(737,870)	(668,678)
Distributions to shareholders from net realized gain	(52,446)	-
Total distributions	(790,316)	(668,678)
Share transactions - net increase (decrease)	1,354,452	371,549
Redemption fees	1,566	1,528
Total increase (decrease) in net assets	4,998,766	(2,293,727)

Net Assets
Beginning of period	7,524,777	9,818,504
End of period (including undistributed net investment income of $157,857 and undistributed net investment income of $92,101, respectively)	$ 12,523,543	$ 7,524,777

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital and Income

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.23	$ 8.52	$ 9.18	$ 8.57	$ 8.15
Income from Investment Operations
Net investment income B	.666	.645	.557	.543	.524
Net realized and unrealized gain (loss)	2.845	(2.364)	(.668)	.609	.416
Total from investment operations	3.511	(1.719)	(.111)	1.152	.940
Distributions from net investment income	(.572)	(.572)	(.551)	(.543)	(.521)
Distributions from net realized gain	(.040)	-	-	-	-
Total distributions	(.612)	(.572)	(.551)	(.543)	(.521)
Redemption fees added to paid in capital B	.001	.001	.002	.001	.001
Net asset value, end of period	$ 9.13	$ 6.23	$ 8.52	$ 9.18	$ 8.57
Total Return A	58.03%	(20.07)%	(1.14)%	13.95%	11.84%
Ratios to Average Net Assets C, E
Expenses before reductions	.76%	.78%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.76%	.78%	.75%	.76%	.77%
Expenses net of all reductions	.76%	.78%	.74%	.75%	.77%
Net investment income	8.30%	9.55%	6.39%	6.21%	6.24%
Supplemental Data
Net assets, end of period (in millions)	$ 12,197	$ 7,525	$ 9,819	$ 8,985	$ 6,123
Portfolio turnover rate D	51%	48%	48%	37%	42%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Period ended April 30,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 6.83
Income from Investment Operations
Net investment income D	.544
Net realized and unrealized gain (loss)	2.284
Total from investment operations	2.828
Distributions from net investment income	(.499)
Distributions from net realized gain	(.040)
Total distributions	(.539)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 9.12
Total Return B, C	42.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.59% A
Expenses net of fee waivers, if any	.59% A
Expenses net of all reductions	.59% A
Net investment income	7.58% A
Supplemental Data
Net assets, end of period (in millions)	$ 326
Portfolio turnover rate F	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated Capital & Income on June 26, 2009. The Fund offers Capital & Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of futures contracts, and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,754,633
Gross unrealized depreciation	(650,348)
Net unrealized appreciation (depreciation)	$ 1,104,285
Tax Cost	$ 11,346,012

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 21,741
Capital loss carryforward	$ (416,989)
Net unrealized appreciation (depreciation)	$ 1,104,193

The tax character of distributions paid was as follows:

	April 30, 2010	April 30, 2009

Ordinary Income	$ 790,316	$ 668,678

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,076,626 and $4,988,682, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Capital and Income	$ 17,757.17

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $14.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

Annual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2010 A	2009
From net investment income
Capital and Income	$ 731,334	$ 668,678
Class F	6,536	-
Total	$ 737,870	$ 668,678
From net realized gain
Capital and Income	$ 52,145	$ -
Class F	301	-
Total	$ 52,446	$ -

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2010 A	2009	2010 A	2009
Capital and Income
Shares sold	407,628	268,449	$ 3,272,281	$ 1,762,789
Reinvestment of distributions	89,797	97,827	727,613	627,053
Shares redeemed	(368,943)	(310,180)	(2,953,224)	(2,018,293)
Net increase (decrease)	128,482	56,096	$ 1,046,670	$ 371,549
Class F
Shares sold	37,442	-	$ 321,841	$ -
Reinvestment of distributions	783	-	6,837	-
Shares redeemed	(2,444)	-	(20,896)	-
Net increase (decrease)	35,781	-	$ 307,782	$ -

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 29% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 23, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1977

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 0.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $219,598,467 of distributions paid during the period January 1, 2010 to April 30, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

CAI-F-ANN-0610
1.891673.100

Fidelity®

Focused High Income

Fund

Annual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Focused High Income Fund	24.37%	5.81%	5.45%

A From September 8, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Focused High Income Fund on September 8, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch BB US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending April 30, 2010, The BofA Merrill Lynch US High Yield Constrained IndexSM returned an outstanding 44.21%. A very positive backdrop helped high-yield bonds continue a strong run that commenced in the second quarter of 2009, a calendar year in which the index posted a record return of 58.10%. During the 12 months ending April 30, 2010, the high-yield market was buoyed by a number of factors. Cost cutting combined with an improving economic environment to help bolster corporate earnings. Many leveraged companies successfully refinanced their outstanding debt by issuing new bonds at prevailing rates that were lower, but still high enough to attract yield-hungry investors during a period of very low short-term interest rates. There was an active secondary market for high-yield bonds, paralleling a steady stream of new high-yield issuance that was well received by market participants who were encouraged by an increasing number of credit-rating upgrades issued by independent agencies. Additionally, there was evidence of defaults peaking amid forecasts of declining bankruptcies in 2010. Fewer companies entered the distressed securities market, and there was an uptick in merger-and-acquisition activity - another positive influence on the high-yield market. Within such a favorable environment for high-yield bonds, lower-quality issues outperformed their higher-rated counterparts during the 12 months ending April 30, 2010.

Comments from Matthew Conti, Portfolio Manager of Fidelity® Focused High Income Fund: For the year ending April 30, 2010, the fund returned 24.37%, trailing the 32.81% return of The BofA Merrill Lynch BB US High Yield Constrained Index. Relative performance was hurt by underweighting insurance, banks/thrifts and diversified financial services. Unfavorable security selection in banks/thrifts and paper companies also hurt, as did the fund's modest cash position and overweightings in telecommunications and health care. On the plus side, the fund benefited from favorable security selection within leisure, automotive and health care, and from overweighting air transportation. Detractors included underweighting insurance company American International Group (AIG) - sold by period end - and not owning one of its subsidiaries, American General Finance. Avoiding another insurance firm in the index, Liberty Mutual Group, hurt as well. HCA also detracted, as did not owning Russia-based steel company and index component Evraz. Top contributors were Royal Caribbean Cruises and underweightings in rural telecom services provider Windstream and medical device maker Boston Scientific. Windstream and Boston Scientific were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Actual	.79%	$ 1,000.00	$ 1,086.90	$ 4.09
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.88	$ 3.96

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	4.0	3.6
Royal Caribbean Cruises Ltd.	3.3	2.5
Nextel Communications, Inc.	3.2	2.8
International Lease Finance Corp.	2.6	0.0
Omega Healthcare Investors, Inc.	2.2	0.7
	15.3
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.3	13.4
Healthcare	8.6	5.5
Energy	7.6	9.1
Diversified Financial Services	6.6	1.5
Electric Utilities	5.0	6.3
Quality Diversification (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
AAA,AA,A 0.2%	AAA,AA,A 0.0%
BBB 5.1%	BBB 2.7%
BB 64.4%	BB 71.8%
B 21.0%	B 18.5%
CCC,CC,C 0.0%	CCC,CC,C 0.1%
Not Rated 0.9%	Not Rated 0.2%
Equities 0.5%	Equities 0.0%
Short-Term Investments and Net Other Assets 7.9%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Nonconvertible Bonds 86.5%		Nonconvertible Bonds 87.6%
	Convertible Bonds, Preferred Stocks 0.5%		Convertible Bonds, Preferred Stocks 0.9%
	Floating Rate Loans 5.1%		Floating Rate Loans 4.8%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	12.2%	** Foreign investments	15.0%

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.5%
	Principal Amount	Value
Aerospace - 1.7%
BE Aerospace, Inc. 8.5% 7/1/18	$ 3,260,000	$ 3,488,200
Triumph Group, Inc. 8% 11/15/17	4,495,000	4,461,288
		7,949,488
Air Transportation - 2.6%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	640,000	646,400
6.977% 11/23/22	29,098	24,151
8.608% 10/1/12	2,020,000	1,979,600
10.375% 7/2/19	724,972	830,093
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	29,200	28,762
7.73% 9/15/12	6,082	5,991
7.875% 7/2/18	74,475	67,400
8.388% 5/1/22	22,626	21,495
9.798% 4/1/21	259,939	241,743
Continental Airlines, Inc. 9.25% 5/10/17	1,160,000	1,235,400
Delta Air Lines, Inc. 9.5% 9/15/14 (b)	630,000	666,981
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,337,315	1,273,793
8.954% 8/10/14	2,196,160	2,132,472
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	664,831	618,293
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	136,819	110,823
9.75% 1/15/17	1,930,000	2,118,175
12% 1/15/16 (b)	325,000	343,688
		12,345,260
Automotive - 0.2%
Navistar International Corp. 8.25% 11/1/21	1,010,000	1,060,500
Banks and Thrifts - 3.7%
Bank of America Corp.:
8% (c)	2,540,000	2,514,600
8.125% (c)	5,085,000	5,034,150
Citigroup Capital XXI 8.3% 12/21/77 (c)	3,541,745	3,524,036
Fifth Third Capital Trust IV 6.5% 4/15/67 (c)	3,245,000	2,774,475
Zions Bancorp 7.75% 9/23/14	3,480,000	3,628,335
		17,475,596
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - 0.9%
Belo Corp. 8% 11/15/16	$ 2,675,000	$ 2,795,375
LIN Television Corp. 8.375% 4/15/18 (b)	1,335,000	1,381,725
		4,177,100
Cable TV - 3.7%
CSC Holdings, Inc.:
8.5% 4/15/14 (b)	285,000	304,950
8.5% 6/15/15 (b)	1,860,000	1,980,900
8.625% 2/15/19 (b)	1,355,000	1,471,801
EchoStar Communications Corp.:
6.625% 10/1/14	1,545,000	1,560,450
7% 10/1/13	2,065,000	2,142,438
7.125% 2/1/16	1,995,000	2,024,925
7.75% 5/31/15	2,620,000	2,741,306
UPC Germany GmbH 8.125% 12/1/17 (b)	3,110,000	3,203,300
Videotron Ltd. 9.125% 4/15/18	1,820,000	2,011,100
		17,441,170
Capital Goods - 1.4%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,060,000	1,062,650
Case Corp. 7.25% 1/15/16	3,060,000	3,190,050
Case New Holland, Inc. 7.75% 9/1/13 (b)	2,005,000	2,105,250
		6,357,950
Chemicals - 0.3%
NOVA Chemicals Corp.:
3.6494% 11/15/13 (c)	831,000	791,528
6.5% 1/15/12	670,000	680,050
		1,471,578
Consumer Products - 0.1%
ACCO Brands Corp. 10.625% 3/15/15 (b)	305,000	336,263
Containers - 0.8%
Greif, Inc. 6.75% 2/1/17	3,805,000	3,843,050
Diversified Financial Services - 6.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (b)	6,450,000	6,288,750
8% 1/15/18 (b)	3,110,000	3,032,250
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	470,000	352,500
International Lease Finance Corp.:
5.625% 9/20/13	585,000	543,202
5.65% 6/1/14	4,090,000	3,743,066
6.375% 3/25/13	135,000	129,962
6.625% 11/15/13	615,000	585,788
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
8.625% 9/15/15 (b)	$ 4,885,000	$ 4,823,938
8.75% 3/15/17 (b)	1,265,000	1,246,025
Penson Worldwide, Inc. 12.5% 5/15/17 (b)	480,000	496,800
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	3,250,000	3,477,500
SLM Corp. 8% 3/25/20	1,590,000	1,530,375
Sprint Capital Corp. 8.75% 3/15/32	2,045,000	2,045,000
		28,295,156
Diversified Media - 2.4%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	3,425,000	3,510,625
10% 7/15/17	4,000,000	4,580,000
Lamar Media Corp. 9.75% 4/1/14	1,470,000	1,635,375
Liberty Media Corp.:
8.25% 2/1/30	1,505,000	1,405,294
8.5% 7/15/29	115,000	108,531
		11,239,825
Electric Utilities - 4.0%
AES Corp.:
7.75% 3/1/14	1,290,000	1,322,250
7.75% 10/15/15	4,225,000	4,309,500
8% 10/15/17	2,345,000	2,415,350
9.75% 4/15/16 (b)	505,000	551,713
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	1,145,000	1,179,350
Intergen NV 9% 6/30/17 (b)	1,675,000	1,750,375
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	805,000	843,238
NRG Energy, Inc. 7.375% 2/1/16	1,615,000	1,602,888
NSG Holdings II, LLC 7.75% 12/15/25 (b)	4,030,000	3,667,300
Otter Tail Corp. 9% 12/15/16	910,000	996,450
		18,638,414
Energy - 7.6%
Chesapeake Energy Corp.:
7.5% 9/15/13	1,725,000	1,748,719
7.5% 6/15/14	710,000	722,425
7.625% 7/15/13	4,760,000	4,950,400
9.5% 2/15/15	1,175,000	1,288,094
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	1,310,000	1,319,825
7.75% 5/15/17	515,000	520,150
9.5% 5/15/16	995,000	1,074,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Continental Resources, Inc. 7.375% 10/1/20 (b)	$ 470,000	$ 480,575
Denbury Resources, Inc. 9.75% 3/1/16	1,825,000	2,021,188
Drummond Co., Inc. 7.375% 2/15/16	4,290,000	4,247,100
Forest Oil Corp. 8.5% 2/15/14	495,000	525,938
Frontier Oil Corp. 8.5% 9/15/16	765,000	789,863
Pan American Energy LLC 7.875% 5/7/21 (b)	1,600,000	1,571,264
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,125,000	4,238,438
7.5% 1/15/20	1,265,000	1,353,550
Plains Exploration & Production Co.:
7% 3/15/17	890,000	876,650
7.625% 6/1/18	1,960,000	2,004,100
7.75% 6/15/15	3,835,000	3,911,700
8.625% 10/15/19	880,000	932,800
10% 3/1/16	1,045,000	1,149,500
		35,726,879
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	440,000	458,150
Food and Drug Retail - 1.7%
Albertsons, Inc.:
7.45% 8/1/29	4,530,000	3,895,800
7.75% 6/15/26	50,000	43,250
8% 5/1/31	1,630,000	1,450,700
SUPERVALU, Inc. 8% 5/1/16	2,675,000	2,721,813
		8,111,563
Food/Beverage/Tobacco - 0.5%
Constellation Brands, Inc.:
7.25% 5/15/17	310,000	315,425
8.375% 12/15/14	1,670,000	1,774,375
		2,089,800
Gaming - 3.4%
Chukchansi Economic Development Authority:
4.0244% 11/15/12 (b)(c)	40,000	31,400
8% 11/15/13 (b)	70,000	58,450
Scientific Games Corp.:
7.875% 6/15/16 (b)	4,705,000	4,740,288
9.25% 6/15/19	1,755,000	1,869,075
9.25% 6/15/19 (b)	1,200,000	1,278,000
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	690,000	686,550
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Seneca Gaming Corp.: - continued
7.25% 5/1/12	$ 895,000	$ 890,525
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,305,000	3,338,050
6.625% 12/1/14	2,845,000	2,873,450
		15,765,788
Healthcare - 8.6%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (b)	2,305,000	2,547,025
HCA, Inc.:
7.25% 9/15/20 (b)	2,185,000	2,277,863
8.5% 4/15/19 (b)	6,230,000	6,845,213
9.125% 11/15/14	4,525,000	4,796,500
9.25% 11/15/16	935,000	1,007,463
9.625% 11/15/16 pay-in-kind (c)	3,276,591	3,555,101
9.875% 2/15/17 (b)	140,000	154,350
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,105,000	4,130,656
7% 1/15/16	5,380,000	5,406,900
7.5% 2/15/20 (b)	655,000	677,925
Senior Housing Properties Trust 6.75% 4/15/20	2,310,000	2,281,125
Valeant Pharmaceuticals International 7.625% 3/15/20 (b)	770,000	783,475
Ventas Realty LP:
6.5% 6/1/16	710,000	727,750
6.5% 6/1/16	2,620,000	2,685,500
6.625% 10/15/14	2,305,000	2,356,863
		40,233,709
Homebuilding/Real Estate - 1.1%
DuPont Fabros Technology LP 8.5% 12/15/17 (b)	1,690,000	1,753,375
Lennar Corp.:
5.6% 5/31/15	940,000	897,700
12.25% 6/1/17	1,960,000	2,398,550
		5,049,625
Hotels - 2.7%
Host Hotels & Resorts LP:
6.875% 11/1/14	135,000	137,025
9% 5/15/17 (b)	4,845,000	5,329,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Hotels - continued
Host Marriott LP 7.125% 11/1/13	$ 4,765,000	$ 4,848,388
Starwood Hotels & Resorts Worldwide, Inc. 7.15% 12/1/19	2,335,000	2,375,863
		12,690,776
Insurance - 0.2%
American International Group, Inc. 5.6% 10/18/16	1,060,000	1,000,785
Leisure - 3.5%
GWR Operating Partnership LLP 10.875% 4/1/17 (b)	1,150,000	1,150,000
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	500,000	518,750
7.25% 3/15/18	1,130,000	1,149,775
11.875% 7/15/15	1,555,000	1,873,775
yankee:
7% 6/15/13	4,325,000	4,487,188
7.25% 6/15/16	4,920,000	4,981,500
7.5% 10/15/27	2,550,000	2,358,750
		16,519,738
Metals/Mining - 1.9%
Arch Coal, Inc. 8.75% 8/1/16 (b)	755,000	804,075
CONSOL Energy, Inc.:
8% 4/1/17 (b)	3,730,000	3,916,500
8.25% 4/1/20 (b)	670,000	713,550
Drummond Co., Inc. 9% 10/15/14 (b)	320,000	334,400
Massey Energy Co. 6.875% 12/15/13	3,010,000	2,919,700
		8,688,225
Paper - 2.8%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (b)	2,215,000	2,298,063
Domtar Corp.:
5.375% 12/1/13	1,480,000	1,528,100
7.125% 8/15/15	1,350,000	1,427,625
10.75% 6/1/17	925,000	1,135,438
Rock-Tenn Co. 9.25% 3/15/16	2,620,000	2,849,250
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (b)	3,450,000	3,777,750
		13,016,226
Services - 0.3%
FTI Consulting, Inc. 7.625% 6/15/13	1,560,000	1,579,500
Shipping - 2.1%
Navios Maritime Holdings, Inc. 8.875% 11/1/17 (b)	4,910,000	5,106,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Shipping - continued
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	$ 70,000	$ 61,775
8.125% 3/30/18	2,715,000	2,769,300
Teekay Corp. 8.5% 1/15/20	1,525,000	1,616,500
		9,553,975
Specialty Retailing - 0.4%
AutoNation, Inc. 6.75% 4/15/18	1,910,000	1,910,000
Steels - 1.3%
Steel Dynamics, Inc.:
6.75% 4/1/15	2,720,000	2,767,600
7.375% 11/1/12	1,660,000	1,734,700
7.625% 3/15/20 (b)	180,000	186,300
United States Steel Corp. 7.375% 4/1/20	1,260,000	1,275,750
		5,964,350
Super Retail - 4.0%
Federated Retail Holdings, Inc. 5.9% 12/1/16	3,985,000	4,104,550
Ltd. Brands, Inc.:
7% 5/1/20	520,000	529,776
8.5% 6/15/19	2,075,000	2,308,438
Netflix, Inc. 8.5% 11/15/17	3,640,000	3,867,500
QVC, Inc. 7.125% 4/15/17 (b)	555,000	564,713
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (b)	6,940,000	7,339,032
		18,714,009
Technology - 4.1%
Amkor Technology, Inc.:
7.375% 5/1/18 (b)	470,000	471,175
9.25% 6/1/16	730,000	777,450
Jabil Circuit, Inc.:
7.75% 7/15/16	1,180,000	1,250,800
8.25% 3/15/18	1,335,000	1,445,138
Lucent Technologies, Inc.:
6.45% 3/15/29	448,000	328,160
6.5% 1/15/28	5,000	3,650
Seagate HDD Cayman 6.875% 5/1/20 (b)	1,410,000	1,413,525
Seagate Technology HDD Holdings 6.8% 10/1/16	2,540,000	2,571,750
Seagate Technology International 10% 5/1/14 (b)	3,980,000	4,676,500
Xerox Capital Trust I 8% 2/1/27	6,245,000	6,285,068
		19,223,216
Telecommunications - 12.2%
Cincinnati Bell, Inc. 8.25% 10/15/17	1,045,000	1,052,838
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Citizens Communications Co.:
7.875% 1/15/27	$ 375,000	$ 351,563
9% 8/15/31	4,810,000	4,858,100
Cricket Communications, Inc. 7.75% 5/15/16	2,115,000	2,199,600
Equinix, Inc. 8.125% 3/1/18	1,045,000	1,089,413
Frontier Communications Corp.:
7.875% 4/15/15 (b)	675,000	702,000
8.125% 10/1/18	3,180,000	3,275,400
8.25% 5/1/14	1,785,000	1,894,242
8.25% 4/15/17 (b)	990,000	1,022,175
8.5% 4/15/20 (b)	1,335,000	1,375,050
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (b)	90,000	93,150
8.875% 1/15/15	1,010,000	1,045,350
Nextel Communications, Inc.:
5.95% 3/15/14	1,960,000	1,871,800
6.875% 10/31/13	6,865,000	6,744,863
7.375% 8/1/15	6,570,000	6,397,538
NII Capital Corp.:
8.875% 12/15/19 (b)	2,030,000	2,146,725
10% 8/15/16 (b)	3,050,000	3,385,500
Qwest Communications International, Inc.:
7.125% 4/1/18 (b)	915,000	944,738
7.5% 2/15/14	285,000	289,988
8% 10/1/15 (b)	1,460,000	1,565,850
Qwest Corp.:
3.507% 6/15/13 (c)	810,000	822,150
8.375% 5/1/16	1,180,000	1,348,150
Sprint Capital Corp. 6.875% 11/15/28	1,465,000	1,274,550
Sprint Nextel Corp.:
6% 12/1/16	2,010,000	1,854,225
8.375% 8/15/17	1,300,000	1,348,750
U.S. West Communications 7.5% 6/15/23	3,058,000	3,050,355
Wind Acquisition Finance SA 11.75% 7/15/17 (b)	4,605,000	5,111,550
		57,115,613
Textiles & Apparel - 0.1%
Phillips-Van Heusen Corp. 7.375% 5/15/20	560,000	574,700
TOTAL NONCONVERTIBLE BONDS (Cost $367,515,508)		404,617,977
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value
Diversified Financial Services - 0.5%
Citigroup Capital XII 8.50%	52,845	$ 1,373,970
JPMorgan Chase Capital XXIX 6.70%	43,425	1,053,056
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,406,750)		2,427,026
Floating Rate Loans (d) - 5.1%
	Principal Amount
Automotive - 3.3%
Federal-Mogul Corp.:
Tranche B, term loan 2.1885% 12/27/14 (c)	$ 6,150,910	5,628,082
Tranche C, term loan 2.1962% 12/27/15 (c)	3,171,756	2,862,510
Ford Motor Co. term loan 3.2837% 12/15/13 (c)	6,986,736	6,763,161
		15,253,753
Diversified Financial Services - 0.3%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (c)	741,000	759,525
Tranche 2LN, term loan 7% 3/17/16 (c)	544,000	554,200
		1,313,725
Electric Utilities - 1.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2731% 3/30/12 (c)	253,579	239,632
term loan 3.2901% 3/30/14 (c)	4,530,331	4,281,163
		4,520,795
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,685,000	1,828,225
Telecommunications - 0.1%
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (c)	630,000	593,775
TOTAL FLOATING RATE LOANS (Cost $21,222,361)		23,510,273
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (a) (Cost $38,268,461)	38,268,461	$ 38,268,461
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $429,413,080)		468,823,737
NET OTHER ASSETS - (0.3)%		(1,198,231)
NET ASSETS - 100%		$ 467,625,506
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $118,194,671 or 25.3% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,862
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 2,427,026	$ 1,053,056	$ 1,373,970	$ -
Corporate Bonds	404,617,977	-	404,617,977	-
Floating Rate Loans	23,510,273	-	23,510,273	-
Money Market Funds	38,268,461	38,268,461	-	-
Total Investments in Securities:	$ 468,823,737	$ 39,321,517	$ 429,502,220	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.8%
Liberia	3.3%
Cayman Islands	2.8%
Canada	1.5%
Marshall Islands	1.5%
Luxembourg	1.1%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $391,144,619)	$ 430,555,276
Fidelity Central Funds (cost $38,268,461)	38,268,461
Total Investments (cost $429,413,080)		$ 468,823,737
Cash		800
Receivable for investments sold		3,799,495
Receivable for fund shares sold		2,273,617
Interest receivable		8,860,356
Distributions receivable from Fidelity Central Funds		4,489
Prepaid expenses		685
Other receivables		491
Total assets		483,763,670

Liabilities
Payable for investments purchased	$ 14,964,234
Payable for fund shares redeemed	260,244
Distributions payable	569,376
Accrued management fee	212,728
Other affiliated payables	69,874
Other payables and accrued expenses	61,708
Total liabilities		16,138,164

Net Assets		$ 467,625,506
Net Assets consist of:
Paid in capital		$ 408,633,397
Undistributed net investment income		5,069,919
Accumulated undistributed net realized gain (loss) on investments		14,511,533
Net unrealized appreciation (depreciation) on investments		39,410,657
Net Assets, for 49,546,138 shares outstanding		$ 467,625,506
Net Asset Value, offering price and redemption price per share ($467,625,506 ÷ 49,546,138 shares)		$ 9.44

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended April 30, 2010

Investment Income
Interest		$ 36,305,545
Income from Fidelity Central Funds		61,862
Total income		36,367,407

Expenses
Management fee	$ 2,385,829
Transfer agent fees	620,890
Accounting fees and expenses	174,742
Custodian fees and expenses	12,199
Independent trustees' compensation	2,537
Registration fees	48,259
Audit	66,899
Legal	19,592
Miscellaneous	5,026
Total expenses before reductions	3,335,973
Expense reductions	(542)	3,335,431
Net investment income		33,031,976
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		30,045,324
Change in net unrealized appreciation (depreciation) on investment securities		27,788,873
Net gain (loss)		57,834,197
Net increase (decrease) in net assets resulting from operations		$ 90,866,173

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 33,031,976	$ 9,683,385
Net realized gain (loss)	30,045,324	(8,208,391)
Change in net unrealized appreciation (depreciation)	27,788,873	13,028,379
Net increase (decrease) in net assets resulting from operations	90,866,173	14,503,373
Distributions to shareholders from net investment income	(29,463,883)	(7,943,890)
Distributions to shareholders from net realized gain	(2,797,459)	-
Total distributions	(32,261,342)	(7,943,890)
Share transactions Proceeds from sales of shares	344,993,189	321,914,122
Reinvestment of distributions	26,215,645	6,361,684
Cost of shares redeemed	(307,827,210)	(53,807,013)
Net increase (decrease) in net assets resulting from share transactions	63,381,624	274,468,793
Redemption fees	147,584	252,361
Total increase (decrease) in net assets	122,134,039	281,280,637

Net Assets
Beginning of period	345,491,467	64,210,830
End of period (including undistributed net investment income of $5,069,919 and undistributed net investment income of $1,698,887, respectively)	$ 467,625,506	$ 345,491,467
Other Information Shares
Sold	39,159,513	41,578,812
Issued in reinvestment of distributions	2,922,780	793,552
Redeemed	(34,731,339)	(6,747,821)
Net increase (decrease)	7,350,954	35,624,543

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.19	$ 9.77	$ 10.32	$ 9.96	$ 9.86
Income from Investment Operations
Net investment income B	.700	.663	.637	.624	.564
Net realized and unrealized gain (loss)	1.232	(1.683) E	(.560)	.350	.088
Total from investment operations	1.932	(1.020)	.077	.974	.652
Distributions from net investment income	(.625)	(.577)	(.632)	(.616)	(.554)
Distributions from net realized gain	(.060)	-	-	-	-
Total distributions	(.685)	(.577)	(.632)	(.616)	(.554)
Redemption fees added to paid in capital B	.003	.017	.005	.002	.002
Net asset value, end of period	$ 9.44	$ 8.19	$ 9.77	$ 10.32	$ 9.96
Total Return A	24.37%	(10.10)%	.92%	10.12%	6.75%
Ratios to Average Net Assets C,F
Expenses before reductions	.79%	.91%	.97%	1.00%	1.08%
Expenses net of fee waivers, if any	.79%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.79%	.85%	.85%	.85%	.85%
Net investment income	7.85%	8.36%	6.45%	6.19%	5.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 467,626	$ 345,491	$ 64,211	$ 56,475	$ 43,633
Portfolio turnover rate D	93%	44%	69%	71%	81%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV)

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 43,556,184
Gross unrealized depreciation	(690,077)
Net unrealized appreciation (depreciation)	$ 42,866,107

Tax Cost	$ 425,957,630

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 16,126,003
Net unrealized appreciation (depreciation)	$ 42,866,107

The tax character of distributions paid was as follows:

	April 30, 2010	April 30, 2009
Ordinary Income	$ 32,261,342	$ 7,943,890

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $408,168,702 and $369,132,943, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to

Annual Report

7. Committed Line of Credit - continued

$1,711 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $542.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Focused High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Focused High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Focused High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 22, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1977

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-
present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-
present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.
(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-
present) and is an employee of Fidelity Investments.

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Focused High Income Fund voted to pay on June 14, 2010, to shareholders of record at the opening of business on June 11, 2010, a distribution of $0.275 per share derived from capital gains realized from sales of portfolio securities.

A total of 0.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $9,113,774 of distributions paid during the period January 1, 2010 to April 30, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FFH-UANN-0610
1.801605.105

Fidelity®

High Income

Fund

Annual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Fund	38.94%	8.23%	5.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund on April 30, 2000. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained IndexSM performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending April 30, 2010, The BofA Merrill Lynch US High Yield Constrained IndexSM returned a solid 44.21%. A very positive backdrop helped high-yield bonds continue a strong run that commenced in the second quarter of 2009, a calendar year in which the index posted a record return of 58.10%. During the past 12 months, the high-yield market was buoyed by a number of factors. Cost cutting combined with an improving economic environment to help bolster corporate earnings. Many leveraged companies successfully refinanced their outstanding debt by issuing new bonds at prevailing rates that were lower but still high enough to attract yield-hungry investors during a period of very low short-term interest rates. There was an active secondary market for high-yield bonds, paralleling a steady stream of new high-yield issuance that was well-received by market participants who were encouraged by an increasing number of credit-rating upgrades issued by independent agencies. Additionally, there were signs defaults were peaking amid forecasts of declining bankruptcies in 2010. Fewer companies entered the distressed securities market, and there was an uptick in merger-and-acquisition activity - another positive influence on the high-yield market. Within such a favorable environment for high-yield bonds, lower-quality issues outperformed their higher-rated counterparts during the 12-month period.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Fund: For the year, the fund gained 38.94%, trailing the BofA Merrill Lynch index. The fund's underweighting in CCC-rated bonds - the market's lowest rating category - hurt results. Poor positioning in securities rated BBB and higher also detracted. On an industry basis, the fund was significantly underrepresented in financial bonds compared with the index - especially in the insurance category and to a lesser extent among diversified financials and banks/thrifts. These industries outperformed, and lacking much exposure hurt. I didn't own much of insurance company American International Group (AIG), which bounced back strongly. A relative lack of exposure to casino gaming company Harrah's and radio- and outdoor-advertising company Clear Channel Communications also detracted, as did an overweighting in cable TV service provider Charter Communications. A modest cash position in a rising market was another negative. On the positive side, strong security selection among homebuilding and real estate, chemicals, and retail companies made healthy contributions. In addition, an out-of-benchmark position in shopping center real estate investment trust (REIT) Rouse helped, as did owning building-products maker Nortek, which benefited from improved business conditions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
High Income	.75%
Actual		$ 1,000.00	$ 1,116.00	$ 3.93
Hypothetical A		$ 1,000.00	$ 1,021.08	$ 3.76
Class F	.60%
Actual		$ 1,000.00	$ 1,116.80	$ 3.15
Hypothetical A		$ 1,000.00	$ 1,021.82	$ 3.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.7	0.0
Avaya, Inc.	2.6	2.2
HCA, Inc.	2.3	2.8
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	2.1	1.7
First Data Corp.	1.9	1.0
	11.6
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.1	10.2
Technology	8.0	7.5
Healthcare	7.3	8.3
Energy	6.9	5.8
Electric Utilities	6.1	6.6
Quality Diversification (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
AAA,AA,A 0.2%	AAA,AA,A 0.0%
BBB 2.3%	BBB 1.9%
BB 18.8%	BB 24.6%
B 46.3%	B 41.0%
CCC,CC,C 21.1%	CCC,CC,C 24.8%
D 0.1%	D 2.2%
Not Rated 2.4%	Not Rated 0.3%
Equities 2.9%	Equities 1.4%
Short-Term Investments and Net Other Assets 5.9%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Nonconvertible Bonds 77.0%		Nonconvertible Bonds 78.2%
	Convertible Bonds, Preferred Stocks 3.2%		Convertible Bonds, Preferred Stocks 3.1%
	Common Stocks 1.0%		Common Stocks 0.2%
	Floating Rate Loans 12.8%		Floating Rate Loans 14.7%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	10.6%	** Foreign investments	10.7%

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 78.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.3%
Capital Goods - 0.2%
AGCO Corp. 1.75% 12/31/33	$ 4,300	$ 6,783
General Cable Corp.:
0.875% 11/15/13	3,500	3,146
4.5% 11/15/29 (e)	3,940	3,959
		13,888
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	19,025	17,661
Food and Drug Retail - 0.4%
Rite Aid Corp. 8.5% 5/15/15	24,780	25,895
Healthcare - 0.2%
Inverness Medical Innovations, Inc. 3% 5/15/16	4,000	4,320
Invitrogen Corp. 3.25% 6/15/25	10,000	12,200
		16,520
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	8,000	8,750
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	1,830	2,024
Technology - 0.2%
CommScope, Inc. 3.25% 7/1/15	10,000	13,547
TOTAL CONVERTIBLE BONDS		98,285
Nonconvertible Bonds - 77.0%
Aerospace - 0.5%
Sequa Corp.:
11.75% 12/1/15 (f)	30,635	31,018
13.5% 12/1/15 pay-in-kind (f)	3,198	3,342
		34,360
Air Transportation - 0.5%
Continental Airlines, Inc. 9.25% 5/10/17	6,325	6,736
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	143
8.3% 12/15/29 (a)	7,735	77
9.5% 9/15/14 (f)	3,785	4,007
10% 8/15/08 (a)	1,980	20
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	638	640
Northwest Airlines, Inc. pass-thru trust certificates:
6.841% 10/1/12	9,375	9,375
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates: - continued
7.041% 10/1/23	$ 8,493	$ 7,983
7.691% 4/1/17	7,776	6,843
United Air Lines, Inc. 9.875% 8/1/13 (f)	4,870	5,101
		40,925
Automotive - 2.4%
ArvinMeritor, Inc. 10.625% 3/15/18	4,645	4,982
Commercial Vehicle Group, Inc. 8% 7/1/13	1,885	1,414
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (f)	3,845	3,941
Ford Motor Credit Co. LLC:
5.507% 6/15/11 (h)	8,075	8,186
7.5% 8/1/12	13,245	13,642
8% 12/15/16	3,960	4,221
8.125% 1/15/20	20,830	22,069
General Motors Corp. 8.25% 7/15/23 (c)	6,425	2,377
Lear Corp.:
7.875% 3/15/18	3,040	3,116
8.125% 3/15/20	3,375	3,464
Navistar International Corp. 8.25% 11/1/21	16,795	17,635
Tenneco, Inc.:
8.125% 11/15/15	36,585	37,957
8.625% 11/15/14	13,120	13,514
10.25% 7/15/13	4,305	4,434
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	16,475	18,328
TRW Automotive, Inc.:
7% 3/15/14 (f)	13,910	14,084
8.875% 12/1/17 (f)	3,685	3,911
		177,275
Banks and Thrifts - 3.4%
Bank of America Corp. 8.125% (h)	18,040	17,860
CIT Group, Inc.:
7% 5/1/13	5,927	5,794
7% 5/1/14	7,533	7,260
7% 5/1/15	15,919	15,162
7% 5/1/16	29,785	28,296
7% 5/1/17	29,127	27,598
Citigroup Capital XXI 8.3% 12/21/77 (h)	8,880	8,836
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC:
6.625% 5/15/12	$ 29,855	$ 30,079
6.625% 5/15/12	8,040	8,120
6.75% 12/1/14	19,665	19,567
6.875% 9/15/11	7,466	7,597
6.875% 8/28/12	8,276	8,390
7.5% 12/31/13	10,240	10,368
8% 11/1/31	8,272	8,003
Wells Fargo & Co. 7.98% (h)	13,310	13,842
Wells Fargo Capital XIII 7.7% (h)	7,175	7,390
Zions Bancorp 7.75% 9/23/14	27,255	28,417
		252,579
Broadcasting - 1.4%
Clear Channel Communications, Inc. 10.75% 8/1/16	51,285	43,079
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)	3,405	3,635
Series B 9.25% 12/15/17 (f)	13,625	14,596
LIN Television Corp. 6.5% 5/15/13	7,500	7,369
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (f)(h)	17,881	16,425
7% 1/15/14	5,899	5,427
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)	11,270	11,495
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	655	636
		102,662
Building Materials - 1.5%
General Cable Corp.:
2.6659% 4/1/15 (h)	16,425	15,008
7.125% 4/1/17	19,795	19,820
Goodman Global Group, Inc. 0% 12/15/14 (f)	19,780	11,472
Masco Corp. 7.125% 3/15/20	9,025	9,093
Nortek, Inc. 11% 12/1/13	53,090	57,072
		112,465
Cable TV - 2.3%
Cablevision Systems Corp. 8.625% 9/15/17 (f)	23,705	24,831
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (f)	6,340	6,467
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	$ 17,670	$ 17,935
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	23,727	28,591
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (f)(h)	31,320	33,434
10.875% 9/15/14 (e)(f)	15,405	17,485
CSC Holdings, Inc.:
8.5% 4/15/14 (f)	12,890	13,792
8.625% 2/15/19 (f)	9,355	10,161
EchoStar Communications Corp. 7.125% 2/1/16	18,295	18,569
		171,265
Capital Goods - 1.3%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	13,580	13,614
Baldor Electric Co. 8.625% 2/15/17	7,825	8,275
Chart Industries, Inc. 9.125% 10/15/15	10,135	10,186
Coleman Cable, Inc. 9% 2/15/18 (f)	17,710	18,108
Esco Corp.:
4.132% 12/15/13 (f)(h)	1,090	986
8.625% 12/15/13 (f)	18,645	18,738
SPX Corp. 7.625% 12/15/14	14,410	15,131
Terex Corp. 10.875% 6/1/16	8,765	9,883
		94,921
Chemicals - 2.0%
CF Industries Holdings, Inc. 6.875% 5/1/18	14,065	14,663
Georgia Gulf Corp. 9% 1/15/17 (f)	13,320	13,986
LBI Escrow Corp. 8% 11/1/17 (f)	15,700	16,289
Momentive Performance Materials, Inc. 9.75% 12/1/14	39,660	40,104
Nalco Co. 8.25% 5/15/17 (f)	5,900	6,313
NOVA Chemicals Corp.:
6.5% 1/15/12	6,390	6,486
8.375% 11/1/16 (f)	14,485	15,282
8.625% 11/1/19 (f)	11,615	12,268
PolyOne Corp. 8.875% 5/1/12	10,440	11,119
Terra Capital, Inc. 7.75% 11/1/19	11,330	13,908
		150,418
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - 0.8%
Berry Plastics Corp. 5.0528% 2/15/15 (h)	$ 58,885	$ 57,489
Berry Plastics Holding Corp. 8.875% 9/15/14	5,145	5,094
		62,583
Diversified Financial Services - 3.8%
Capital One Capital V 10.25% 8/15/39	17,700	21,240
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18 (f)	51,205	49,925
International Lease Finance Corp.:
5.3% 5/1/12	4,945	4,822
5.625% 9/20/13	11,125	10,330
5.65% 6/1/14	7,935	7,262
5.875% 5/1/13	8,230	7,771
6.375% 3/25/13	2,185	2,103
6.625% 11/15/13	14,900	14,192
8.625% 9/15/15 (f)	81,590	80,570
8.75% 3/15/17 (f)	54,365	53,550
Penson Worldwide, Inc. 12.5% 5/15/17 (f)	7,765	8,037
Sprint Capital Corp. 8.75% 3/15/32	25,170	25,170
		284,972
Diversified Media - 0.9%
Interpublic Group of Companies, Inc. 10% 7/15/17	6,635	7,597
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	8,855	8,589
10% 8/1/14	14,919	15,702
11.5% 5/1/16	21,670	24,730
11.625% 2/1/14	7,760	8,856
		65,474
Electric Utilities - 3.9%
AES Corp.:
8% 10/15/17	34,975	36,024
9.75% 4/15/16 (f)	8,265	9,030
Calpine Generating Co. LLC 3.9963% 4/1/09 (c)(h)	50	0*
CMS Energy Corp. 8.75% 6/15/19	7,635	8,675
Edison Mission Energy 7.2% 5/15/19	30,445	21,768
Energy Future Holdings Corp.:
10% 1/15/20 (f)	6,050	6,360
10.875% 11/1/17	14,830	11,716
12% 11/1/17 pay-in-kind (h)	6,899	4,603
Intergen NV 9% 6/30/17 (f)	12,295	12,848
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.3% 5/1/11	$ 6,910	$ 7,117
8.5% 10/1/21	16,100	15,657
9.125% 5/1/31	39,770	37,384
Mirant North America LLC 7.375% 12/31/13	5,510	5,682
NRG Energy, Inc.:
7.25% 2/1/14	15,605	15,800
7.375% 2/1/16	14,095	13,989
NSG Holdings II, LLC 7.75% 12/15/25 (f)	17,425	15,857
RRI Energy, Inc.:
6.75% 12/15/14	4,567	4,698
7.875% 6/15/17	28,800	27,648
Tenaska Alabama Partners LP 7% 6/30/21 (f)	3,634	3,507
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	37,130	27,940
Series B, 10.25% 11/1/15	5,790	4,285
		290,588
Energy - 6.6%
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16 (f)	5,645	6,125
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)	45,695	46,837
Chesapeake Energy Corp.:
6.5% 8/15/17	22,940	22,252
6.625% 1/15/16	12,505	12,317
6.875% 1/15/16	2,980	2,973
7% 8/15/14	5,960	6,049
7.5% 9/15/13	4,000	4,055
7.5% 6/15/14	7,430	7,560
7.625% 7/15/13	15,310	15,922
9.5% 2/15/15	23,175	25,406
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (f)	10,827	11,179
11.75% 7/15/14 (f)	6,130	6,758
Continental Resources, Inc. 7.375% 10/1/20 (f)	7,790	7,965
Denbury Resources, Inc. 8.25% 2/15/20	8,683	9,291
Drummond Co., Inc. 7.375% 2/15/16	13,250	13,118
El Paso Corp. 8.25% 2/15/16	5,070	5,488
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	13,765	14,109
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp.:
7.25% 6/15/19	$ 38,970	$ 39,360
8.5% 2/15/14	5,000	5,313
Global Geophysical Services, Inc. 10.5% 5/1/17 (f)	16,335	16,131
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	10,160	10,490
Hercules Offshore, Inc. 10.5% 10/15/17 (f)	12,750	13,133
LINN Energy LLC 8.625% 4/15/20 (f)	21,130	21,922
OPTI Canada, Inc.:
7.875% 12/15/14	6,810	6,487
8.25% 12/15/14	49,865	48,120
Parker Drilling Co. 9.125% 4/1/18 (f)	6,290	6,447
Petrohawk Energy Corp.:
9.125% 7/15/13	5,665	5,934
10.5% 8/1/14	5,000	5,550
Pioneer Drilling Co. 9.875% 3/15/18 (f)	10,385	10,748
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	5,826
Plains Exploration & Production Co.:
7% 3/15/17	38,740	38,159
7.625% 6/1/18	3,510	3,589
7.625% 4/1/20	13,585	13,517
10% 3/1/16	17,525	19,278
Thermon Industries, Inc. 9.5% 5/1/17 (f)	3,440	3,526
		490,934
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	6,230	6,487
Food and Drug Retail - 1.6%
Rite Aid Corp.:
6.875% 8/15/13	5,838	5,313
7.5% 3/1/17	8,060	7,617
9.375% 12/15/15	17,560	15,541
9.5% 6/15/17	38,875	33,821
10.25% 10/15/19	4,530	4,949
10.375% 7/15/16	21,400	22,898
SUPERVALU, Inc.:
7.5% 11/15/14	7,020	7,213
8% 5/1/16	12,375	12,592
Tops Markets LLC 10.125% 10/15/15 (f)	10,945	11,602
		121,546
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 0.5%
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	$ 7,105	$ 7,087
Constellation Brands, Inc. 8.375% 12/15/14	21,625	22,977
Dean Foods Co. 7% 6/1/16	11,875	11,638
		41,702
Gaming - 1.7%
Harrah's Operating Co., Inc. 11.25% 6/1/17	6,290	6,825
MGM Mirage, Inc.:
5.875% 2/27/14	13,345	11,744
6.75% 9/1/12	9,860	9,515
6.75% 4/1/13	6,430	6,076
7.625% 1/15/17	17,680	15,470
13% 11/15/13	4,615	5,411
NCL Corp. Ltd. 11.75% 11/15/16 (f)	54,645	59,290
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)	6,540	6,352
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17 (f)	5,000	5,075
		125,758
Healthcare - 6.2%
American Renal Holdings, Inc. 8.375% 5/15/18 (f)	4,035	4,075
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,702
Apria Healthcare Group, Inc. 12.375% 11/1/14 (f)	14,225	15,825
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (h)	33,080	36,223
Carriage Services, Inc. 7.875% 1/15/15	5,395	5,341
Community Health Systems, Inc. 8.875% 7/15/15	28,665	29,955
DaVita, Inc. 7.25% 3/15/15	5,395	5,496
HCA, Inc.:
7.25% 9/15/20 (f)	4,515	4,707
7.5% 11/6/33	4,775	4,202
7.875% 2/15/20 (f)	30,715	32,865
8.5% 4/15/19 (f)	17,355	19,069
9.125% 11/15/14	9,475	10,044
9.25% 11/15/16	34,855	37,556
9.625% 11/15/16 pay-in-kind (h)	30,988	33,622
9.875% 2/15/17 (f)	3,130	3,451
Inverness Medical Innovations, Inc.:
7.875% 2/1/16	4,080	4,019
7.875% 2/1/16 (f)	12,220	12,006
9% 5/15/16	9,480	9,670
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.:
7% 1/15/16	$ 10,260	$ 10,311
7.5% 2/15/20 (f)	10,885	11,266
Psychiatric Solutions, Inc. 7.75% 7/15/15 (f)	4,570	4,570
Senior Housing Properties Trust:
6.75% 4/15/20	2,720	2,686
7.875% 4/15/15	2,268	2,302
Tenet Healthcare Corp.:
8.875% 7/1/19 (f)	17,185	18,861
9.25% 2/1/15	11,840	12,698
US Oncology Holdings, Inc. 6.6434% 3/15/12 pay-in-kind (h)	18,156	17,091
Ventas Realty LP:
6.5% 6/1/16	15,840	16,236
6.5% 6/1/16	2,560	2,624
6.75% 4/1/17	10,140	10,470
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	78,384	83,087
		466,030
Homebuilding/Real Estate - 0.9%
CB Richard Ellis Services, Inc. 11.625% 6/15/17	21,155	24,064
Realogy Corp. 10.5% 4/15/14	28,585	26,584
Rouse Co. 5.375% 11/26/13 (c)	9,868	10,633
Standard Pacific Corp. 8.375% 5/15/18 (g)	6,220	6,321
		67,602
Hotels - 0.7%
Host Hotels & Resorts LP:
6.875% 11/1/14	19,730	20,026
9% 5/15/17 (f)	11,500	12,650
Host Marriott LP:
6.375% 3/15/15	5,515	5,529
7.125% 11/1/13	7,590	7,723
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	3,585	3,935
		49,863
Insurance - 0.1%
American International Group, Inc. 5.45% 5/18/17	9,235	8,503
Leisure - 0.8%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)	12,080	12,080
Live Nation Entertainment, Inc. 8.125% 5/15/18 (f)	4,240	4,346
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	$ 2,665	$ 2,765
11.875% 7/15/15	22,575	27,203
yankee 7.25% 6/15/16	2,720	2,754
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(f)	7,200	8,662
		57,810
Metals/Mining - 3.1%
Arch Coal, Inc. 8.75% 8/1/16 (f)	8,990	9,574
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25% 12/15/17 (f)	11,085	11,390
CONSOL Energy, Inc.:
8% 4/1/17 (f)	32,920	34,566
8.25% 4/1/20 (f)	22,415	23,872
Drummond Co., Inc. 9% 10/15/14 (f)	4,850	5,068
FMG Finance Property Ltd.:
10% 9/1/13 (f)	15,550	16,950
10.625% 9/1/16 (f)	37,690	43,909
Massey Energy Co. 6.875% 12/15/13	23,355	22,654
Novelis, Inc. 7.25% 2/15/15 (e)	15,695	15,303
Peabody Energy Corp. 7.375% 11/1/16	12,055	12,824
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	4,850	4,923
Teck Resources Ltd.:
10.25% 5/15/16	16,410	19,733
10.75% 5/15/19	11,175	13,913
		234,679
Paper - 1.6%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (f)	7,410	7,947
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (f)	8,290	8,601
Cascades, Inc. 7.75% 12/15/17 (f)	11,135	11,302
Domtar Corp.:
7.125% 8/15/15	3,160	3,342
9.5% 8/1/16	6,915	7,849
10.75% 6/1/17	7,350	9,022
Glatfelter 7.125% 5/1/16	4,440	4,440
NewPage Corp. 11.375% 12/31/14	22,705	23,216
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	$ 31,985	$ 32,305
11.5% 7/1/14 (f)	10,035	10,988
		119,012
Publishing/Printing - 2.3%
Cadmus Communications Corp. 8.375% 6/15/14	6,590	5,997
Cenveo Corp.:
7.875% 12/1/13	24,769	24,769
10.5% 8/15/16 (f)	24,375	25,472
The Reader's Digest Association, Inc.:
9% 2/15/17 (c)	17,150	214
9.5% 2/15/17 (f)(h)	22,125	22,733
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	80,660	79,047
Valassis Communications, Inc. 8.25% 3/1/15	15,985	16,884
		175,116
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	7,010	7,396
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	14,725	15,056
Landry's Restaurants, Inc. 11.625% 12/1/15 (f)	3,290	3,570
Uno Restaurant Corp. 10% 2/15/11 (c)(f)	4,030	1,290
		19,916
Services - 4.5%
Ahern Rentals, Inc. 9.25% 8/15/13	6,300	4,410
ARAMARK Corp. 3.7488% 2/1/15 (h)	47,460	45,087
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.75% 5/15/14 (h)	11,500	10,594
7.625% 5/15/14	10,590	10,775
7.75% 5/15/16	13,930	14,156
9.625% 3/15/18 (f)	24,135	25,945
Corrections Corp. of America 6.25% 3/15/13	5,640	5,725
Hertz Corp. 8.875% 1/1/14	25,385	26,210
McJunkin Red Man Corp. 9.5% 12/15/16 (f)	48,390	50,084
Penhall International Corp. 12% 8/1/14 (f)	4,370	3,234
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(h)	65,710	69,817
The Geo Group, Inc. 7.75% 10/15/17 (f)	3,255	3,296
United Rentals North America, Inc.:
7% 2/15/14	2,645	2,566
7.75% 11/15/13	12,360	12,453
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
United Rentals North America, Inc.: - continued
9.25% 12/15/19	$ 19,400	$ 20,758
10.875% 6/15/16	28,105	31,478
		336,588
Shipping - 1.0%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	11,681	11,608
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)	6,055	6,297
9.5% 12/15/14	5,210	5,340
Ship Finance International Ltd. 8.5% 12/15/13	35,500	35,500
Teekay Corp. 8.5% 1/15/20	8,355	8,856
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,750	8,575
		76,176
Specialty Retailing - 0.1%
Michaels Stores, Inc. 10% 11/1/14	5,610	5,933

Steels - 1.3%
AK Steel Corp. 7.625% 5/15/20 (g)	18,150	18,422
Edgen Murray Corp. 12.25% 1/15/15 (f)	45,480	45,025
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)	21,415	21,950
Steel Dynamics, Inc. 7.625% 3/15/20 (f)	8,330	8,622
		94,019
Super Retail - 3.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	34,445	33,067
8% 3/15/14	36,355	36,491
Ltd. Brands, Inc. 7% 5/1/20 (g)	8,485	8,645
Macy's Retail Holdings, Inc. 8.875% 7/15/15	15,945	18,297
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (h)	59,025	60,577
Sonic Automotive, Inc. 8.625% 8/15/13	8,187	8,392
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	7,970	8,070
The May Department Stores Co. 5.75% 7/15/14	6,140	6,424
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)	44,500	50,396
Toys 'R' Us, Inc. 7.875% 4/15/13	2,015	2,075
		232,434
Technology - 5.7%
Amkor Technology, Inc. 7.375% 5/1/18 (f)	7,565	7,584
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Avaya, Inc.:
9.75% 11/1/15	$ 13,755	$ 13,721
10.875% 11/1/15 pay-in-kind (h)	83,616	79,880
Ceridian Corp. 11.25% 11/15/15	9,515	9,753
First Data Corp.:
9.875% 9/24/15	62,645	57,164
9.875% 9/24/15	21,950	19,865
10.55% 9/24/15 pay-in-kind (h)	56,201	49,087
Freescale Semiconductor, Inc.:
8.875% 12/15/14	28,385	27,888
9.25% 4/15/18 (f)	17,525	18,205
10.125% 12/15/16	4,435	4,258
10.125% 3/15/18 (f)	22,110	23,989
Lucent Technologies, Inc. 6.45% 3/15/29	20,125	14,742
NXP BV:
7.875% 10/15/14	3,540	3,487
10% 7/15/13 (f)	6,669	7,069
Serena Software, Inc. 10.375% 3/15/16	6,855	6,615
SunGard Data Systems, Inc.:
9.125% 8/15/13	27,680	28,234
10.625% 5/15/15	4,570	5,038
Telcordia Technologies, Inc. 11% 5/1/18 (f)	11,320	11,476
Viasystems, Inc. 12% 1/15/15 (f)	9,625	10,636
Xerox Capital Trust I 8% 2/1/27	29,285	29,473
		428,164
Telecommunications - 9.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	17,015	16,887
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	46,755	48,625
Clearwire Escrow Corp. 12% 12/1/15 (f)	11,160	11,606
Cricket Communications, Inc.:
9.375% 11/1/14	12,875	13,310
10% 7/15/15	27,720	29,383
Digicel Group Ltd.:
8.875% 1/15/15 (f)	11,295	11,337
9.125% 1/15/15 pay-in-kind (f)(h)	44,627	45,073
Frontier Communications Corp.:
7.875% 4/15/15 (f)	9,060	9,422
8.25% 5/1/14	12,695	13,472
8.25% 4/15/17 (f)	16,755	17,300
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Frontier Communications Corp.: - continued
8.5% 4/15/20 (f)	$ 38,960	$ 40,129
8.75% 4/15/22 (f)	11,805	12,130
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (h)	59,075	61,081
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	58,140	61,995
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	31,275	32,370
MetroPCS Wireless, Inc.:
9.25% 11/1/14	8,005	8,305
9.25% 11/1/14	4,880	5,087
Nextel Communications, Inc.:
5.95% 3/15/14	8,775	8,380
6.875% 10/31/13	9,655	9,486
7.375% 8/1/15	82,605	80,437
Qwest Communications International, Inc. 8% 10/1/15 (f)	20,945	22,464
Sprint Capital Corp.:
6.9% 5/1/19	58,970	55,800
7.625% 1/30/11	6,805	6,984
Sprint Nextel Corp. 8.375% 8/15/17	14,670	15,220
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)	26,870	29,826
12% 12/1/15 (f)	5,200	5,551
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)	31,780	31,331
Windstream Corp.:
7% 3/15/19	7,750	7,304
8.125% 8/1/13	7,580	7,921
8.625% 8/1/16	8,675	8,881
		727,097
Textiles & Apparel - 0.2%
Levi Strauss & Co. 7.625% 5/15/20 (f)	4,710	4,757
Phillips-Van Heusen Corp. 7.375% 5/15/20 (g)	9,065	9,303
		14,060
Trucking & Freight - 0.1%
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)	6,625	6,691
TOTAL NONCONVERTIBLE BONDS		5,754,003
TOTAL CORPORATE BONDS (Cost $5,432,884)		5,852,288
Commercial Mortgage Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f) (Cost $2,843)	$ 3,437	$ 3,233
Common Stocks - 1.0%
	Shares
Banks and Thrifts - 0.2%
CIT Group, Inc. (a)	332,281	13,491
Building Materials - 0.3%
Nortek, Inc. (a)	503,125	23,647
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	106,517	4,037
Chemicals - 0.4%
Georgia Gulf Corp. (a)	677,855	13,575
Lyondell Chemical Co. Class B, (a)	281,119	6,325
LyondellBasell Industries AF SCA Class A	306,250	6,829
		26,729
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(i)	499,406	3,496
HMH Holdings, Inc. warrants 3/9/17 (a)	713,440	713
		4,209
Telecommunications - 0.0%
Sprint Nextel Corp. (a)	227,548	967
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	1,096
TOTAL COMMON STOCKS (Cost $95,108)		74,176
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 1.7%
Banks and Thrifts - 1.4%
Bank of America Corp. Series L, 7.25%	26,578	26,099
Fifth Third Bancorp 8.50%	87,254	12,995
Huntington Bancshares, Inc. 8.50%	41,262	41,304
Wells Fargo & Co. 7.50%	24,113	23,680
		104,078
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	30,000	$ 27,613
TOTAL CONVERTIBLE PREFERRED STOCKS		131,691
Nonconvertible Preferred Stocks - 0.2%
Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	0*
Diversified Financial Services - 0.2%
Citigroup Capital IX 6.00%	145,000	2,942
Citigroup Capital XII 8.50%	400,000	10,400
		13,342
TOTAL NONCONVERTIBLE PREFERRED STOCKS	13,342
TOTAL PREFERRED STOCKS (Cost $124,443)	145,033
Floating Rate Loans - 12.8%
	Principal Amount (000s)
Aerospace - 0.4%
Sequa Corp. term loan 3.5466% 12/3/14 (h)	$ 30,412	28,169
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5478% 4/30/14 (h)	11,007	10,319
US Airways Group, Inc. term loan 2.8128% 3/23/14 (h)	4,255	3,521
		13,840
Automotive - 1.2%
Federal-Mogul Corp.:
Tranche B, term loan 2.1885% 12/27/14 (h)	34,204	31,296
Tranche C, term loan 2.1962% 12/27/15 (h)	17,451	15,749
Ford Motor Co. term loan 3.2837% 12/15/13 (h)	33,775	32,694
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.24% 4/30/14 (h)	8,505	8,080
		87,819
Banks and Thrifts - 0.2%
CIT Group, Inc. Tranche A, term loan 9.5% 1/20/12 (h)	16,418	16,788
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (h)	$ 52,520	$ 47,662
VNU, Inc. term loan 2.2514% 8/9/13 (h)	7,215	7,026
		54,688
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (h)	65,648	61,952
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (h)	12,990	12,600
Diversified Financial Services - 0.3%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (h)	12,643	12,959
Tranche 2LN, term loan 7% 3/17/16 (h)	9,272	9,446
		22,405
Electric Utilities - 2.2%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2731% 3/30/12 (h)	972	919
term loan 3.2901% 3/30/14 (h)	27,572	26,056
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (h)	12,779	12,268
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7517% 10/10/14 (h)	69,553	57,121
Tranche B2, term loan 3.7517% 10/10/14 (h)	84,587	69,150
		165,514
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2731% 11/14/14 (h)	6,802	5,986
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.013% 6/4/14 (h)	14,044	13,026
Healthcare - 0.9%
Community Health Systems, Inc.:
Tranche B, term loan 2.5019% 7/25/14 (h)	19,151	18,576
Tranche DD, term loan 2.5019% 7/25/14 (h)	981	952
HCA, Inc.:
Tranche B, term loan 2.5401% 11/17/13 (h)	9,546	9,283
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
HCA, Inc.: - continued
Tranche B2, term loan 3.5401% 3/31/17 (h)	$ 22,892	$ 22,749
VWR Funding, Inc. term loan 2.7731% 6/29/14 (h)	15,315	14,396
		65,956
Homebuilding/Real Estate - 0.1%
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	8,635	9,758
Publishing/Printing - 1.1%
Thomson Learning Tranche B, term loan 2.79% 7/5/14 (h)	95,926	86,093
Restaurants - 0.8%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.539% 6/14/13 (h)	5,143	4,629
term loan 2.625% 6/14/14 (h)	60,109	54,098
		58,727
Services - 0.3%
ServiceMaster Co.:
term loan 2.7638% 7/24/14 (h)	21,588	20,887
Tranche DD, term loan 2.78% 7/24/14 (h)	2,150	2,080
		22,967
Specialty Retailing - 0.4%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5379% 10/31/13 (h)	15,153	14,509
Tranche B2, term loan 4.7879% 7/31/16 (h)	17,392	17,175
		31,684
Super Retail - 0.2%
Neiman Marcus Group, Inc. term loan 2.252% 4/6/13 (h)	13,077	12,521
Technology - 2.1%
Avaya, Inc. term loan 3.0019% 10/24/14 (h)	103,964	95,371
First Data Corp. Tranche B1, term loan 3.0144% 9/24/14 (h)	11,068	9,975
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (h)	26,355	25,334
SunGard Data Systems, Inc. term loan 2.0014% 2/28/14 (h)	27,246	26,360
		157,040
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 0.4%
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (h)	$ 32,801	$ 30,915
TOTAL FLOATING RATE LOANS (Cost $902,880)		958,448
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.21% (b) (Cost $332,063)	332,063,353	332,063
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $9,185)	$ 9,185	9,185
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $6,899,406)		7,374,426
NET OTHER ASSETS - 1.3%		96,211
NET ASSETS - 100%		$ 7,470,637
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,010,988,000 or 26.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,592,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
HMH Holdings, Inc.	6/24/08 - 3/9/10	$ 32,140
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$9,185,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 3,500
Banc of America Securities LLC	1,342
Barclays Capital, Inc.	2,482
Societe Generale, New York Branch	1,861
$ 9,185
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 796
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 36,955	$ 4,037	$ 31,109	$ 1,809
Financials	130,911	42,532	88,379	-
Industrials	23,647	-	23,647	-
Materials	26,729	6,829	19,900	-
Telecommunication Services	967	967	-	-
Corporate Bonds	5,852,288	-	5,850,544	1,744
Commercial Mortgage Securities	3,233	-	3,233	-
Floating Rate Loans	958,448	-	958,448	-
Money Market Funds	332,063	332,063	-	-
Cash Equivalents	9,185	-	9,185	-
Total Investments in Securities:	$ 7,374,426	$ 386,428	$ 6,984,445	$ 3,553
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,243
Total Realized Gain (Loss)	(17,294)
Total Unrealized Gain (Loss)	39,346
Cost of Purchases	7,855
Proceeds of Sales	(39,048)
Amortization/Accretion	700
Transfers in to Level 3	1,915
Transfers out of Level 3	(164)
Ending Balance	$ 3,553
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 337

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
Bermuda	4.5%
Canada	2.8%
Luxembourg	1.1%
Others (Individually Less Than 1%)	2.2%
100.0%
Income Tax Information

At April 30, 2010, the fund had a capital loss carryforward of approximately $484,671,000 of which $277,488,000, $106,049,000 and $101,134,000 will expire on April 30, 2011, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010
Assets
Investment in securities, at value (including repurchase agreements of $9,185) - See accompanying schedule: Unaffiliated issuers (cost $6,567,343)	$ 7,042,363
Fidelity Central Funds (cost $332,063)	332,063
Total Investments (cost $6,899,406)		$ 7,374,426
Cash		12
Receivable for investments sold		145,138
Receivable for fund shares sold		12,152
Interest receivable		142,085
Distributions receivable from Fidelity Central Funds		52
Prepaid expenses		10
Other receivables		6
Total assets		7,673,881

Liabilities
Payable for investments purchased Regular delivery	$ 147,112
Delayed delivery	41,920
Payable for fund shares redeemed	6,215
Distributions payable	3,368
Accrued management fee	3,465
Other affiliated payables	964
Other payables and accrued expenses	200
Total liabilities		203,244

Net Assets		$ 7,470,637
Net Assets consist of:
Paid in capital		$ 7,402,228
Undistributed net investment income		83,429
Accumulated undistributed net realized gain (loss) on investments		(489,980)
Net unrealized appreciation (depreciation) on investments		474,960
Net Assets		$ 7,470,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010
High Income: Net Asset Value, offering price and redemption price per share ($7,158,420 ÷ 811,566 shares)	$ 8.82

Class F: Net Asset Value, offering price and redemption price per share ($312,217 ÷ 35,402 shares)	$ 8.82

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended April 30, 2010
Investment Income
Dividends		$ 5,284
Interest		572,765
Income from Fidelity Central Funds		796
Total income		578,845

Expenses
Management fee	$ 37,185
Transfer agent fees	9,923
Accounting fees and expenses	1,236
Custodian fees and expenses	83
Independent trustees' compensation	40
Registration fees	179
Audit	157
Legal	88
Miscellaneous	110
Total expenses before reductions	49,001
Expense reductions	(3)	48,998
Net investment income		529,847
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		178,911
Change in net unrealized appreciation (depreciation) on investment securities		1,370,401
Net gain (loss)		1,549,312
Net increase (decrease) in net assets resulting from operations		$ 2,079,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 529,847	$ 432,982
Net realized gain (loss)	178,911	(369,159)
Change in net unrealized appreciation (depreciation)	1,370,401	(746,395)
Net increase (decrease) in net assets resulting from operations	2,079,159	(682,572)
Distributions to shareholders from net investment income	(477,811)	(406,869)
Distributions to shareholders from net realized gain	(8,300)	-
Total distributions	(486,111)	(406,869)
Share transactions - net increase (decrease)	678,885	849,291
Redemption fees	888	2,090
Total increase (decrease) in net assets	2,272,821	(238,060)

Net Assets
Beginning of period	5,197,816	5,435,876
End of period (including undistributed net investment income of $83,429 and undistributed net investment income of $36,379, respectively)	$ 7,470,637	$ 5,197,816

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - High Income

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.83	$ 8.59	$ 9.17	$ 8.87	$ 8.65
Income from Investment Operations
Net investment income B	.651	.640	.639	.654	.614
Net realized and unrealized gain (loss)	1.934	(1.799)	(.566)	.291	.216
Total from investment operations	2.585	(1.159)	.073	.945	.830
Distributions from net investment income	(.586)	(.604)	(.654)	(.646)	(.610)
Distributions from net realized gain	(.010)	-	-	-	-
Total distributions	(.596)	(.604)	(.654)	(.646)	(.610)
Redemption fees added to paid in capital B	.001	.003	.001	.001	- F
Net asset value, end of period	$ 8.82	$ 6.83	$ 8.59	$ 9.17	$ 8.87
Total Return A	38.94%	(13.26)%	.99%	11.09%	9.85%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.77%	.75%	.75%	.77%
Expenses net of fee waivers, if any	.75%	.77%	.75%	.75%	.77%
Expenses net of all reductions	.75%	.77%	.74%	.75%	.76%
Net investment income	8.09%	9.04%	7.36%	7.31%	6.97%
Supplemental Data
Net assets, end of period (in millions)	$ 7,158	$ 5,198	$ 5,436	$ 5,027	$ 3,716
Portfolio turnover rate D	65%	27%	33%	39%	40%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Period ended April 30,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.27
Income from Investment Operations
Net investment income D	.564
Net realized and unrealized gain (loss)	1.506
Total from investment operations	2.070
Distributions from net investment income	(.511)
Distributions from net realized gain	(.010)
Total distributions	(.521)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 8.82
Total Return B,C	29.15%
Ratios to Average Net Assets E,H
Expenses before reductions	.60% A
Expenses net of fee waivers, if any	.60% A
Expenses net of all reductions	.60% A
Net investment income	8.03% A
Supplemental Data
Net assets, end of period (in millions)	$ 312
Portfolio turnover rate F	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated Fidelity High Income Fund on June 26, 2009. The Fund offers Fidelity High Income Fund and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Annual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 658,342
Gross unrealized depreciation	(130,361)
Net unrealized appreciation (depreciation)	$ 527,981

Tax Cost	$ 6,846,445

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 25,160
Capital loss carryforward	$ (484,671)
Net unrealized appreciation (depreciation)	$ 527,921

The tax character of distributions paid was as follows:

	April 30, 2010	April 30, 2009
Ordinary Income	$ 486,111	$ 406,869

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,562,437 and $4,046,206, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity High Income Fund, except for Class F. FIIOC receives no fees for providing transfer

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
High Income	$ 9,923.15

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were three hundred and fifty-one dollars for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling two hundred and five dollars for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2010 A	2009
From net investment income
High Income	$ 471,207	$ 406,869
Class F	6,604	-
Total	$ 477,811	$ 406,869
From net realized gain
High Income	$ 8,229	$ -
Class F	71	-
Total	$ 8,300	$ -

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2010 A	2009	2010 A	2009
High Income
Shares sold	257,106	262,446	$ 2,046,785	$ 1,772,835
Reinvestment of distributions	53,583	53,805	435,598	370,636
Shares redeemed	(260,473)	(187,951)	(2,102,825)	(1,294,180)
Net increase (decrease)	50,216	128,300	$ 379,558	$ 849,291
Class F
Shares sold	35,794	-	$ 302,512	$ -
Reinvestment of distributions	778	-	6,675	-
Shares redeemed	(1,170)	-	(9,860)	-
Net increase (decrease)	35,402	-	$ 299,327	$ -

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Other - continued

At the end of the period, Fidelity Freedom Fund 2020 was the owner of record of approximately 10% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 43% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 22, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1977

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.
(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 0.09% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $145,831,371 of distributions paid during the period January 1, 2010 to April 30, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SPH-UANN-0610
1.784717.107

Fidelity®

High Income

Fund -
Class F

Annual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Past 10 years
Class F A	39.04%	8.25%	5.62%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Fidelity High Income Fund, the original Class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Fund - Class F on April 30, 2000. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill Lynch US High Yield Constrained IndexSM performed over the same period. The initial offering of Class F took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending April 30, 2010, The BofA Merrill Lynch US High Yield Constrained IndexSM returned a solid 44.21%. A very positive backdrop helped high-yield bonds continue a strong run that commenced in the second quarter of 2009, a calendar year in which the index posted a record return of 58.10%. During the past 12 months, the high-yield market was buoyed by a number of factors. Cost cutting combined with an improving economic environment to help bolster corporate earnings. Many leveraged companies successfully refinanced their outstanding debt by issuing new bonds at prevailing rates that were lower but still high enough to attract yield-hungry investors during a period of very low short-term interest rates. There was an active secondary market for high-yield bonds, paralleling a steady stream of new high-yield issuance that was well-received by market participants who were encouraged by an increasing number of credit-rating upgrades issued by independent agencies. Additionally, there were signs defaults were peaking amid forecasts of declining bankruptcies in 2010. Fewer companies entered the distressed securities market, and there was an uptick in merger-and-acquisition activity - another positive influence on the high-yield market. Within such a favorable environment for high-yield bonds, lower-quality issues outperformed their higher-rated counterparts during the 12-month period.

Comments from Frederick Hoff, Portfolio Manager of Fidelity® High Income Fund: For the year, the fund's Class F shares gained 39.04%, trailing the BofA Merrill Lynch index. (For specific portfolio results, please refer to the performance section of this report.) The fund's underweighting in CCC-rated bonds - the market's lowest rating category - hurt results. Poor positioning in securities rated BBB and higher also detracted. On an industry basis, the fund was significantly underrepresented in financial bonds compared with the index - especially in the insurance category and to a lesser extent among diversified financials and banks/thrifts. These industries outperformed, and lacking much exposure hurt. I didn't own much of insurance company American International Group (AIG), which bounced back strongly. A relative lack of exposure to casino gaming company Harrah's and radio- and outdoor-advertising company Clear Channel Communications also detracted, as did an overweighting in cable TV service provider Charter Communications. A modest cash position in a rising market was another negative. On the positive side, strong security selection among homebuilding and real estate, chemicals, and retail companies made healthy contributions. In addition, an out-of-benchmark position in shopping center real estate investment trust (REIT) Rouse helped, as did owning building-products maker Nortek, which benefited from improved business conditions.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
High Income	.75%
Actual		$ 1,000.00	$ 1,116.00	$ 3.93
Hypothetical A		$ 1,000.00	$ 1,021.08	$ 3.76
Class F	.60%
Actual		$ 1,000.00	$ 1,116.80	$ 3.15
Hypothetical A		$ 1,000.00	$ 1,021.82	$ 3.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.7	0.0
Avaya, Inc.	2.6	2.2
HCA, Inc.	2.3	2.8
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	2.1	1.7
First Data Corp.	1.9	1.0
	11.6
Top Five Market Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.1	10.2
Technology	8.0	7.5
Healthcare	7.3	8.3
Energy	6.9	5.8
Electric Utilities	6.1	6.6
Quality Diversification (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
AAA,AA,A 0.2%	AAA,AA,A 0.0%
BBB 2.3%	BBB 1.9%
BB 18.8%	BB 24.6%
B 46.3%	B 41.0%
CCC,CC,C 21.1%	CCC,CC,C 24.8%
D 0.1%	D 2.2%
Not Rated 2.4%	Not Rated 0.3%
Equities 2.9%	Equities 1.4%
Short-Term Investments and Net Other Assets 5.9%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Nonconvertible Bonds 77.0%		Nonconvertible Bonds 78.2%
	Convertible Bonds, Preferred Stocks 3.2%		Convertible Bonds, Preferred Stocks 3.1%
	Common Stocks 1.0%		Common Stocks 0.2%
	Floating Rate Loans 12.8%		Floating Rate Loans 14.7%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 5.9%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	10.6%	** Foreign investments	10.7%

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

Corporate Bonds - 78.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.3%
Capital Goods - 0.2%
AGCO Corp. 1.75% 12/31/33	$ 4,300	$ 6,783
General Cable Corp.:
0.875% 11/15/13	3,500	3,146
4.5% 11/15/29 (e)	3,940	3,959
		13,888
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	19,025	17,661
Food and Drug Retail - 0.4%
Rite Aid Corp. 8.5% 5/15/15	24,780	25,895
Healthcare - 0.2%
Inverness Medical Innovations, Inc. 3% 5/15/16	4,000	4,320
Invitrogen Corp. 3.25% 6/15/25	10,000	12,200
		16,520
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	8,000	8,750
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	1,830	2,024
Technology - 0.2%
CommScope, Inc. 3.25% 7/1/15	10,000	13,547
TOTAL CONVERTIBLE BONDS		98,285
Nonconvertible Bonds - 77.0%
Aerospace - 0.5%
Sequa Corp.:
11.75% 12/1/15 (f)	30,635	31,018
13.5% 12/1/15 pay-in-kind (f)	3,198	3,342
		34,360
Air Transportation - 0.5%
Continental Airlines, Inc. 9.25% 5/10/17	6,325	6,736
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	14,295	143
8.3% 12/15/29 (a)	7,735	77
9.5% 9/15/14 (f)	3,785	4,007
10% 8/15/08 (a)	1,980	20
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	638	640
Northwest Airlines, Inc. pass-thru trust certificates:
6.841% 10/1/12	9,375	9,375
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates: - continued
7.041% 10/1/23	$ 8,493	$ 7,983
7.691% 4/1/17	7,776	6,843
United Air Lines, Inc. 9.875% 8/1/13 (f)	4,870	5,101
		40,925
Automotive - 2.4%
ArvinMeritor, Inc. 10.625% 3/15/18	4,645	4,982
Commercial Vehicle Group, Inc. 8% 7/1/13	1,885	1,414
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (f)	3,845	3,941
Ford Motor Credit Co. LLC:
5.507% 6/15/11 (h)	8,075	8,186
7.5% 8/1/12	13,245	13,642
8% 12/15/16	3,960	4,221
8.125% 1/15/20	20,830	22,069
General Motors Corp. 8.25% 7/15/23 (c)	6,425	2,377
Lear Corp.:
7.875% 3/15/18	3,040	3,116
8.125% 3/15/20	3,375	3,464
Navistar International Corp. 8.25% 11/1/21	16,795	17,635
Tenneco, Inc.:
8.125% 11/15/15	36,585	37,957
8.625% 11/15/14	13,120	13,514
10.25% 7/15/13	4,305	4,434
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	16,475	18,328
TRW Automotive, Inc.:
7% 3/15/14 (f)	13,910	14,084
8.875% 12/1/17 (f)	3,685	3,911
		177,275
Banks and Thrifts - 3.4%
Bank of America Corp. 8.125% (h)	18,040	17,860
CIT Group, Inc.:
7% 5/1/13	5,927	5,794
7% 5/1/14	7,533	7,260
7% 5/1/15	15,919	15,162
7% 5/1/16	29,785	28,296
7% 5/1/17	29,127	27,598
Citigroup Capital XXI 8.3% 12/21/77 (h)	8,880	8,836
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC:
6.625% 5/15/12	$ 29,855	$ 30,079
6.625% 5/15/12	8,040	8,120
6.75% 12/1/14	19,665	19,567
6.875% 9/15/11	7,466	7,597
6.875% 8/28/12	8,276	8,390
7.5% 12/31/13	10,240	10,368
8% 11/1/31	8,272	8,003
Wells Fargo & Co. 7.98% (h)	13,310	13,842
Wells Fargo Capital XIII 7.7% (h)	7,175	7,390
Zions Bancorp 7.75% 9/23/14	27,255	28,417
		252,579
Broadcasting - 1.4%
Clear Channel Communications, Inc. 10.75% 8/1/16	51,285	43,079
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (f)	3,405	3,635
Series B 9.25% 12/15/17 (f)	13,625	14,596
LIN Television Corp. 6.5% 5/15/13	7,500	7,369
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (f)(h)	17,881	16,425
7% 1/15/14	5,899	5,427
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (f)	11,270	11,495
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	655	636
		102,662
Building Materials - 1.5%
General Cable Corp.:
2.6659% 4/1/15 (h)	16,425	15,008
7.125% 4/1/17	19,795	19,820
Goodman Global Group, Inc. 0% 12/15/14 (f)	19,780	11,472
Masco Corp. 7.125% 3/15/20	9,025	9,093
Nortek, Inc. 11% 12/1/13	53,090	57,072
		112,465
Cable TV - 2.3%
Cablevision Systems Corp. 8.625% 9/15/17 (f)	23,705	24,831
CCO Holdings LLC/CCO Holdings Capital Corp. 7.875% 4/30/18 (f)	6,340	6,467
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)	$ 17,670	$ 17,935
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	23,727	28,591
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (f)(h)	31,320	33,434
10.875% 9/15/14 (e)(f)	15,405	17,485
CSC Holdings, Inc.:
8.5% 4/15/14 (f)	12,890	13,792
8.625% 2/15/19 (f)	9,355	10,161
EchoStar Communications Corp. 7.125% 2/1/16	18,295	18,569
		171,265
Capital Goods - 1.3%
Amsted Industries, Inc. 8.125% 3/15/18 (f)	13,580	13,614
Baldor Electric Co. 8.625% 2/15/17	7,825	8,275
Chart Industries, Inc. 9.125% 10/15/15	10,135	10,186
Coleman Cable, Inc. 9% 2/15/18 (f)	17,710	18,108
Esco Corp.:
4.132% 12/15/13 (f)(h)	1,090	986
8.625% 12/15/13 (f)	18,645	18,738
SPX Corp. 7.625% 12/15/14	14,410	15,131
Terex Corp. 10.875% 6/1/16	8,765	9,883
		94,921
Chemicals - 2.0%
CF Industries Holdings, Inc. 6.875% 5/1/18	14,065	14,663
Georgia Gulf Corp. 9% 1/15/17 (f)	13,320	13,986
LBI Escrow Corp. 8% 11/1/17 (f)	15,700	16,289
Momentive Performance Materials, Inc. 9.75% 12/1/14	39,660	40,104
Nalco Co. 8.25% 5/15/17 (f)	5,900	6,313
NOVA Chemicals Corp.:
6.5% 1/15/12	6,390	6,486
8.375% 11/1/16 (f)	14,485	15,282
8.625% 11/1/19 (f)	11,615	12,268
PolyOne Corp. 8.875% 5/1/12	10,440	11,119
Terra Capital, Inc. 7.75% 11/1/19	11,330	13,908
		150,418
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - 0.8%
Berry Plastics Corp. 5.0528% 2/15/15 (h)	$ 58,885	$ 57,489
Berry Plastics Holding Corp. 8.875% 9/15/14	5,145	5,094
		62,583
Diversified Financial Services - 3.8%
Capital One Capital V 10.25% 8/15/39	17,700	21,240
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18 (f)	51,205	49,925
International Lease Finance Corp.:
5.3% 5/1/12	4,945	4,822
5.625% 9/20/13	11,125	10,330
5.65% 6/1/14	7,935	7,262
5.875% 5/1/13	8,230	7,771
6.375% 3/25/13	2,185	2,103
6.625% 11/15/13	14,900	14,192
8.625% 9/15/15 (f)	81,590	80,570
8.75% 3/15/17 (f)	54,365	53,550
Penson Worldwide, Inc. 12.5% 5/15/17 (f)	7,765	8,037
Sprint Capital Corp. 8.75% 3/15/32	25,170	25,170
		284,972
Diversified Media - 0.9%
Interpublic Group of Companies, Inc. 10% 7/15/17	6,635	7,597
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	8,855	8,589
10% 8/1/14	14,919	15,702
11.5% 5/1/16	21,670	24,730
11.625% 2/1/14	7,760	8,856
		65,474
Electric Utilities - 3.9%
AES Corp.:
8% 10/15/17	34,975	36,024
9.75% 4/15/16 (f)	8,265	9,030
Calpine Generating Co. LLC 3.9963% 4/1/09 (c)(h)	50	0*
CMS Energy Corp. 8.75% 6/15/19	7,635	8,675
Edison Mission Energy 7.2% 5/15/19	30,445	21,768
Energy Future Holdings Corp.:
10% 1/15/20 (f)	6,050	6,360
10.875% 11/1/17	14,830	11,716
12% 11/1/17 pay-in-kind (h)	6,899	4,603
Intergen NV 9% 6/30/17 (f)	12,295	12,848
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC:
8.3% 5/1/11	$ 6,910	$ 7,117
8.5% 10/1/21	16,100	15,657
9.125% 5/1/31	39,770	37,384
Mirant North America LLC 7.375% 12/31/13	5,510	5,682
NRG Energy, Inc.:
7.25% 2/1/14	15,605	15,800
7.375% 2/1/16	14,095	13,989
NSG Holdings II, LLC 7.75% 12/15/25 (f)	17,425	15,857
RRI Energy, Inc.:
6.75% 12/15/14	4,567	4,698
7.875% 6/15/17	28,800	27,648
Tenaska Alabama Partners LP 7% 6/30/21 (f)	3,634	3,507
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	37,130	27,940
Series B, 10.25% 11/1/15	5,790	4,285
		290,588
Energy - 6.6%
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16 (f)	5,645	6,125
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)	45,695	46,837
Chesapeake Energy Corp.:
6.5% 8/15/17	22,940	22,252
6.625% 1/15/16	12,505	12,317
6.875% 1/15/16	2,980	2,973
7% 8/15/14	5,960	6,049
7.5% 9/15/13	4,000	4,055
7.5% 6/15/14	7,430	7,560
7.625% 7/15/13	15,310	15,922
9.5% 2/15/15	23,175	25,406
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (f)	10,827	11,179
11.75% 7/15/14 (f)	6,130	6,758
Continental Resources, Inc. 7.375% 10/1/20 (f)	7,790	7,965
Denbury Resources, Inc. 8.25% 2/15/20	8,683	9,291
Drummond Co., Inc. 7.375% 2/15/16	13,250	13,118
El Paso Corp. 8.25% 2/15/16	5,070	5,488
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)	13,765	14,109
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp.:
7.25% 6/15/19	$ 38,970	$ 39,360
8.5% 2/15/14	5,000	5,313
Global Geophysical Services, Inc. 10.5% 5/1/17 (f)	16,335	16,131
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	10,160	10,490
Hercules Offshore, Inc. 10.5% 10/15/17 (f)	12,750	13,133
LINN Energy LLC 8.625% 4/15/20 (f)	21,130	21,922
OPTI Canada, Inc.:
7.875% 12/15/14	6,810	6,487
8.25% 12/15/14	49,865	48,120
Parker Drilling Co. 9.125% 4/1/18 (f)	6,290	6,447
Petrohawk Energy Corp.:
9.125% 7/15/13	5,665	5,934
10.5% 8/1/14	5,000	5,550
Pioneer Drilling Co. 9.875% 3/15/18 (f)	10,385	10,748
Pioneer Natural Resources Co. 6.65% 3/15/17	5,670	5,826
Plains Exploration & Production Co.:
7% 3/15/17	38,740	38,159
7.625% 6/1/18	3,510	3,589
7.625% 4/1/20	13,585	13,517
10% 3/1/16	17,525	19,278
Thermon Industries, Inc. 9.5% 5/1/17 (f)	3,440	3,526
		490,934
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	6,230	6,487
Food and Drug Retail - 1.6%
Rite Aid Corp.:
6.875% 8/15/13	5,838	5,313
7.5% 3/1/17	8,060	7,617
9.375% 12/15/15	17,560	15,541
9.5% 6/15/17	38,875	33,821
10.25% 10/15/19	4,530	4,949
10.375% 7/15/16	21,400	22,898
SUPERVALU, Inc.:
7.5% 11/15/14	7,020	7,213
8% 5/1/16	12,375	12,592
Tops Markets LLC 10.125% 10/15/15 (f)	10,945	11,602
		121,546
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 0.5%
C&S Group Enterprises LLC 8.375% 5/1/17 (f)	$ 7,105	$ 7,087
Constellation Brands, Inc. 8.375% 12/15/14	21,625	22,977
Dean Foods Co. 7% 6/1/16	11,875	11,638
		41,702
Gaming - 1.7%
Harrah's Operating Co., Inc. 11.25% 6/1/17	6,290	6,825
MGM Mirage, Inc.:
5.875% 2/27/14	13,345	11,744
6.75% 9/1/12	9,860	9,515
6.75% 4/1/13	6,430	6,076
7.625% 1/15/17	17,680	15,470
13% 11/15/13	4,615	5,411
NCL Corp. Ltd. 11.75% 11/15/16 (f)	54,645	59,290
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)	6,540	6,352
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17 (f)	5,000	5,075
		125,758
Healthcare - 6.2%
American Renal Holdings, Inc. 8.375% 5/15/18 (f)	4,035	4,075
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,702
Apria Healthcare Group, Inc. 12.375% 11/1/14 (f)	14,225	15,825
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (h)	33,080	36,223
Carriage Services, Inc. 7.875% 1/15/15	5,395	5,341
Community Health Systems, Inc. 8.875% 7/15/15	28,665	29,955
DaVita, Inc. 7.25% 3/15/15	5,395	5,496
HCA, Inc.:
7.25% 9/15/20 (f)	4,515	4,707
7.5% 11/6/33	4,775	4,202
7.875% 2/15/20 (f)	30,715	32,865
8.5% 4/15/19 (f)	17,355	19,069
9.125% 11/15/14	9,475	10,044
9.25% 11/15/16	34,855	37,556
9.625% 11/15/16 pay-in-kind (h)	30,988	33,622
9.875% 2/15/17 (f)	3,130	3,451
Inverness Medical Innovations, Inc.:
7.875% 2/1/16	4,080	4,019
7.875% 2/1/16 (f)	12,220	12,006
9% 5/15/16	9,480	9,670
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.:
7% 1/15/16	$ 10,260	$ 10,311
7.5% 2/15/20 (f)	10,885	11,266
Psychiatric Solutions, Inc. 7.75% 7/15/15 (f)	4,570	4,570
Senior Housing Properties Trust:
6.75% 4/15/20	2,720	2,686
7.875% 4/15/15	2,268	2,302
Tenet Healthcare Corp.:
8.875% 7/1/19 (f)	17,185	18,861
9.25% 2/1/15	11,840	12,698
US Oncology Holdings, Inc. 6.6434% 3/15/12 pay-in-kind (h)	18,156	17,091
Ventas Realty LP:
6.5% 6/1/16	15,840	16,236
6.5% 6/1/16	2,560	2,624
6.75% 4/1/17	10,140	10,470
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	78,384	83,087
		466,030
Homebuilding/Real Estate - 0.9%
CB Richard Ellis Services, Inc. 11.625% 6/15/17	21,155	24,064
Realogy Corp. 10.5% 4/15/14	28,585	26,584
Rouse Co. 5.375% 11/26/13 (c)	9,868	10,633
Standard Pacific Corp. 8.375% 5/15/18 (g)	6,220	6,321
		67,602
Hotels - 0.7%
Host Hotels & Resorts LP:
6.875% 11/1/14	19,730	20,026
9% 5/15/17 (f)	11,500	12,650
Host Marriott LP:
6.375% 3/15/15	5,515	5,529
7.125% 11/1/13	7,590	7,723
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	3,585	3,935
		49,863
Insurance - 0.1%
American International Group, Inc. 5.45% 5/18/17	9,235	8,503
Leisure - 0.8%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)	12,080	12,080
Live Nation Entertainment, Inc. 8.125% 5/15/18 (f)	4,240	4,346
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	$ 2,665	$ 2,765
11.875% 7/15/15	22,575	27,203
yankee 7.25% 6/15/16	2,720	2,754
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(f)	7,200	8,662
		57,810
Metals/Mining - 3.1%
Arch Coal, Inc. 8.75% 8/1/16 (f)	8,990	9,574
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25% 12/15/17 (f)	11,085	11,390
CONSOL Energy, Inc.:
8% 4/1/17 (f)	32,920	34,566
8.25% 4/1/20 (f)	22,415	23,872
Drummond Co., Inc. 9% 10/15/14 (f)	4,850	5,068
FMG Finance Property Ltd.:
10% 9/1/13 (f)	15,550	16,950
10.625% 9/1/16 (f)	37,690	43,909
Massey Energy Co. 6.875% 12/15/13	23,355	22,654
Novelis, Inc. 7.25% 2/15/15 (e)	15,695	15,303
Peabody Energy Corp. 7.375% 11/1/16	12,055	12,824
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	4,850	4,923
Teck Resources Ltd.:
10.25% 5/15/16	16,410	19,733
10.75% 5/15/19	11,175	13,913
		234,679
Paper - 1.6%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (f)	7,410	7,947
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (f)	8,290	8,601
Cascades, Inc. 7.75% 12/15/17 (f)	11,135	11,302
Domtar Corp.:
7.125% 8/15/15	3,160	3,342
9.5% 8/1/16	6,915	7,849
10.75% 6/1/17	7,350	9,022
Glatfelter 7.125% 5/1/16	4,440	4,440
NewPage Corp. 11.375% 12/31/14	22,705	23,216
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	$ 31,985	$ 32,305
11.5% 7/1/14 (f)	10,035	10,988
		119,012
Publishing/Printing - 2.3%
Cadmus Communications Corp. 8.375% 6/15/14	6,590	5,997
Cenveo Corp.:
7.875% 12/1/13	24,769	24,769
10.5% 8/15/16 (f)	24,375	25,472
The Reader's Digest Association, Inc.:
9% 2/15/17 (c)	17,150	214
9.5% 2/15/17 (f)(h)	22,125	22,733
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	80,660	79,047
Valassis Communications, Inc. 8.25% 3/1/15	15,985	16,884
		175,116
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	7,010	7,396
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	14,725	15,056
Landry's Restaurants, Inc. 11.625% 12/1/15 (f)	3,290	3,570
Uno Restaurant Corp. 10% 2/15/11 (c)(f)	4,030	1,290
		19,916
Services - 4.5%
Ahern Rentals, Inc. 9.25% 8/15/13	6,300	4,410
ARAMARK Corp. 3.7488% 2/1/15 (h)	47,460	45,087
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.75% 5/15/14 (h)	11,500	10,594
7.625% 5/15/14	10,590	10,775
7.75% 5/15/16	13,930	14,156
9.625% 3/15/18 (f)	24,135	25,945
Corrections Corp. of America 6.25% 3/15/13	5,640	5,725
Hertz Corp. 8.875% 1/1/14	25,385	26,210
McJunkin Red Man Corp. 9.5% 12/15/16 (f)	48,390	50,084
Penhall International Corp. 12% 8/1/14 (f)	4,370	3,234
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)(h)	65,710	69,817
The Geo Group, Inc. 7.75% 10/15/17 (f)	3,255	3,296
United Rentals North America, Inc.:
7% 2/15/14	2,645	2,566
7.75% 11/15/13	12,360	12,453
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
United Rentals North America, Inc.: - continued
9.25% 12/15/19	$ 19,400	$ 20,758
10.875% 6/15/16	28,105	31,478
		336,588
Shipping - 1.0%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	11,681	11,608
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)	6,055	6,297
9.5% 12/15/14	5,210	5,340
Ship Finance International Ltd. 8.5% 12/15/13	35,500	35,500
Teekay Corp. 8.5% 1/15/20	8,355	8,856
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	8,750	8,575
		76,176
Specialty Retailing - 0.1%
Michaels Stores, Inc. 10% 11/1/14	5,610	5,933

Steels - 1.3%
AK Steel Corp. 7.625% 5/15/20 (g)	18,150	18,422
Edgen Murray Corp. 12.25% 1/15/15 (f)	45,480	45,025
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)	21,415	21,950
Steel Dynamics, Inc. 7.625% 3/15/20 (f)	8,330	8,622
		94,019
Super Retail - 3.1%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	34,445	33,067
8% 3/15/14	36,355	36,491
Ltd. Brands, Inc. 7% 5/1/20 (g)	8,485	8,645
Macy's Retail Holdings, Inc. 8.875% 7/15/15	15,945	18,297
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (h)	59,025	60,577
Sonic Automotive, Inc. 8.625% 8/15/13	8,187	8,392
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	7,970	8,070
The May Department Stores Co. 5.75% 7/15/14	6,140	6,424
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)	44,500	50,396
Toys 'R' Us, Inc. 7.875% 4/15/13	2,015	2,075
		232,434
Technology - 5.7%
Amkor Technology, Inc. 7.375% 5/1/18 (f)	7,565	7,584
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Avaya, Inc.:
9.75% 11/1/15	$ 13,755	$ 13,721
10.875% 11/1/15 pay-in-kind (h)	83,616	79,880
Ceridian Corp. 11.25% 11/15/15	9,515	9,753
First Data Corp.:
9.875% 9/24/15	62,645	57,164
9.875% 9/24/15	21,950	19,865
10.55% 9/24/15 pay-in-kind (h)	56,201	49,087
Freescale Semiconductor, Inc.:
8.875% 12/15/14	28,385	27,888
9.25% 4/15/18 (f)	17,525	18,205
10.125% 12/15/16	4,435	4,258
10.125% 3/15/18 (f)	22,110	23,989
Lucent Technologies, Inc. 6.45% 3/15/29	20,125	14,742
NXP BV:
7.875% 10/15/14	3,540	3,487
10% 7/15/13 (f)	6,669	7,069
Serena Software, Inc. 10.375% 3/15/16	6,855	6,615
SunGard Data Systems, Inc.:
9.125% 8/15/13	27,680	28,234
10.625% 5/15/15	4,570	5,038
Telcordia Technologies, Inc. 11% 5/1/18 (f)	11,320	11,476
Viasystems, Inc. 12% 1/15/15 (f)	9,625	10,636
Xerox Capital Trust I 8% 2/1/27	29,285	29,473
		428,164
Telecommunications - 9.7%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	17,015	16,887
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	46,755	48,625
Clearwire Escrow Corp. 12% 12/1/15 (f)	11,160	11,606
Cricket Communications, Inc.:
9.375% 11/1/14	12,875	13,310
10% 7/15/15	27,720	29,383
Digicel Group Ltd.:
8.875% 1/15/15 (f)	11,295	11,337
9.125% 1/15/15 pay-in-kind (f)(h)	44,627	45,073
Frontier Communications Corp.:
7.875% 4/15/15 (f)	9,060	9,422
8.25% 5/1/14	12,695	13,472
8.25% 4/15/17 (f)	16,755	17,300
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Frontier Communications Corp.: - continued
8.5% 4/15/20 (f)	$ 38,960	$ 40,129
8.75% 4/15/22 (f)	11,805	12,130
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (h)	59,075	61,081
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	58,140	61,995
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	31,275	32,370
MetroPCS Wireless, Inc.:
9.25% 11/1/14	8,005	8,305
9.25% 11/1/14	4,880	5,087
Nextel Communications, Inc.:
5.95% 3/15/14	8,775	8,380
6.875% 10/31/13	9,655	9,486
7.375% 8/1/15	82,605	80,437
Qwest Communications International, Inc. 8% 10/1/15 (f)	20,945	22,464
Sprint Capital Corp.:
6.9% 5/1/19	58,970	55,800
7.625% 1/30/11	6,805	6,984
Sprint Nextel Corp. 8.375% 8/15/17	14,670	15,220
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)	26,870	29,826
12% 12/1/15 (f)	5,200	5,551
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(h)	31,780	31,331
Windstream Corp.:
7% 3/15/19	7,750	7,304
8.125% 8/1/13	7,580	7,921
8.625% 8/1/16	8,675	8,881
		727,097
Textiles & Apparel - 0.2%
Levi Strauss & Co. 7.625% 5/15/20 (f)	4,710	4,757
Phillips-Van Heusen Corp. 7.375% 5/15/20 (g)	9,065	9,303
		14,060
Trucking & Freight - 0.1%
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)	6,625	6,691
TOTAL NONCONVERTIBLE BONDS		5,754,003
TOTAL CORPORATE BONDS (Cost $5,432,884)		5,852,288
Commercial Mortgage Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f) (Cost $2,843)	$ 3,437	$ 3,233
Common Stocks - 1.0%
	Shares
Banks and Thrifts - 0.2%
CIT Group, Inc. (a)	332,281	13,491
Building Materials - 0.3%
Nortek, Inc. (a)	503,125	23,647
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	106,517	4,037
Chemicals - 0.4%
Georgia Gulf Corp. (a)	677,855	13,575
Lyondell Chemical Co. Class B, (a)	281,119	6,325
LyondellBasell Industries AF SCA Class A	306,250	6,829
		26,729
Publishing/Printing - 0.1%
HMH Holdings, Inc. (a)(i)	499,406	3,496
HMH Holdings, Inc. warrants 3/9/17 (a)	713,440	713
		4,209
Telecommunications - 0.0%
Sprint Nextel Corp. (a)	227,548	967
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	1,096
TOTAL COMMON STOCKS (Cost $95,108)		74,176
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 1.7%
Banks and Thrifts - 1.4%
Bank of America Corp. Series L, 7.25%	26,578	26,099
Fifth Third Bancorp 8.50%	87,254	12,995
Huntington Bancshares, Inc. 8.50%	41,262	41,304
Wells Fargo & Co. 7.50%	24,113	23,680
		104,078
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	30,000	$ 27,613
TOTAL CONVERTIBLE PREFERRED STOCKS		131,691
Nonconvertible Preferred Stocks - 0.2%
Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (a)	2,303,017	0*
Diversified Financial Services - 0.2%
Citigroup Capital IX 6.00%	145,000	2,942
Citigroup Capital XII 8.50%	400,000	10,400
		13,342
TOTAL NONCONVERTIBLE PREFERRED STOCKS	13,342
TOTAL PREFERRED STOCKS (Cost $124,443)	145,033
Floating Rate Loans - 12.8%
	Principal Amount (000s)
Aerospace - 0.4%
Sequa Corp. term loan 3.5466% 12/3/14 (h)	$ 30,412	28,169
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5478% 4/30/14 (h)	11,007	10,319
US Airways Group, Inc. term loan 2.8128% 3/23/14 (h)	4,255	3,521
		13,840
Automotive - 1.2%
Federal-Mogul Corp.:
Tranche B, term loan 2.1885% 12/27/14 (h)	34,204	31,296
Tranche C, term loan 2.1962% 12/27/15 (h)	17,451	15,749
Ford Motor Co. term loan 3.2837% 12/15/13 (h)	33,775	32,694
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.24% 4/30/14 (h)	8,505	8,080
		87,819
Banks and Thrifts - 0.2%
CIT Group, Inc. Tranche A, term loan 9.5% 1/20/12 (h)	16,418	16,788
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 2.5401% 9/29/14 (h)	$ 52,520	$ 47,662
VNU, Inc. term loan 2.2514% 8/9/13 (h)	7,215	7,026
		54,688
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.3% 3/6/14 (h)	65,648	61,952
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (h)	12,990	12,600
Diversified Financial Services - 0.3%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.8558% 3/17/15 (h)	12,643	12,959
Tranche 2LN, term loan 7% 3/17/16 (h)	9,272	9,446
		22,405
Electric Utilities - 2.2%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2731% 3/30/12 (h)	972	919
term loan 3.2901% 3/30/14 (h)	27,572	26,056
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (h)	12,779	12,268
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7517% 10/10/14 (h)	69,553	57,121
Tranche B2, term loan 3.7517% 10/10/14 (h)	84,587	69,150
		165,514
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2731% 11/14/14 (h)	6,802	5,986
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.013% 6/4/14 (h)	14,044	13,026
Healthcare - 0.9%
Community Health Systems, Inc.:
Tranche B, term loan 2.5019% 7/25/14 (h)	19,151	18,576
Tranche DD, term loan 2.5019% 7/25/14 (h)	981	952
HCA, Inc.:
Tranche B, term loan 2.5401% 11/17/13 (h)	9,546	9,283
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
HCA, Inc.: - continued
Tranche B2, term loan 3.5401% 3/31/17 (h)	$ 22,892	$ 22,749
VWR Funding, Inc. term loan 2.7731% 6/29/14 (h)	15,315	14,396
		65,956
Homebuilding/Real Estate - 0.1%
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	8,635	9,758
Publishing/Printing - 1.1%
Thomson Learning Tranche B, term loan 2.79% 7/5/14 (h)	95,926	86,093
Restaurants - 0.8%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.539% 6/14/13 (h)	5,143	4,629
term loan 2.625% 6/14/14 (h)	60,109	54,098
		58,727
Services - 0.3%
ServiceMaster Co.:
term loan 2.7638% 7/24/14 (h)	21,588	20,887
Tranche DD, term loan 2.78% 7/24/14 (h)	2,150	2,080
		22,967
Specialty Retailing - 0.4%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5379% 10/31/13 (h)	15,153	14,509
Tranche B2, term loan 4.7879% 7/31/16 (h)	17,392	17,175
		31,684
Super Retail - 0.2%
Neiman Marcus Group, Inc. term loan 2.252% 4/6/13 (h)	13,077	12,521
Technology - 2.1%
Avaya, Inc. term loan 3.0019% 10/24/14 (h)	103,964	95,371
First Data Corp. Tranche B1, term loan 3.0144% 9/24/14 (h)	11,068	9,975
Freescale Semiconductor, Inc. term loan 4.4986% 12/1/16 (h)	26,355	25,334
SunGard Data Systems, Inc. term loan 2.0014% 2/28/14 (h)	27,246	26,360
		157,040
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 0.4%
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (h)	$ 32,801	$ 30,915
TOTAL FLOATING RATE LOANS (Cost $902,880)		958,448
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.21% (b) (Cost $332,063)	332,063,353	332,063
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $9,185)	$ 9,185	9,185
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $6,899,406)		7,374,426
NET OTHER ASSETS - 1.3%		96,211
NET ASSETS - 100%		$ 7,470,637
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,010,988,000 or 26.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,592,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
HMH Holdings, Inc.	6/24/08 - 3/9/10	$ 32,140
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$9,185,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 3,500
Banc of America Securities LLC	1,342
Barclays Capital, Inc.	2,482
Societe Generale, New York Branch	1,861
$ 9,185
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 796
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 36,955	$ 4,037	$ 31,109	$ 1,809
Financials	130,911	42,532	88,379	-
Industrials	23,647	-	23,647	-
Materials	26,729	6,829	19,900	-
Telecommunication Services	967	967	-	-
Corporate Bonds	5,852,288	-	5,850,544	1,744
Commercial Mortgage Securities	3,233	-	3,233	-
Floating Rate Loans	958,448	-	958,448	-
Money Market Funds	332,063	332,063	-	-
Cash Equivalents	9,185	-	9,185	-
Total Investments in Securities:	$ 7,374,426	$ 386,428	$ 6,984,445	$ 3,553
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,243
Total Realized Gain (Loss)	(17,294)
Total Unrealized Gain (Loss)	39,346
Cost of Purchases	7,855
Proceeds of Sales	(39,048)
Amortization/Accretion	700
Transfers in to Level 3	1,915
Transfers out of Level 3	(164)
Ending Balance	$ 3,553
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 337

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
Bermuda	4.5%
Canada	2.8%
Luxembourg	1.1%
Others (Individually Less Than 1%)	2.2%
100.0%
Income Tax Information

At April 30, 2010, the fund had a capital loss carryforward of approximately $484,671,000 of which $277,488,000, $106,049,000 and $101,134,000 will expire on April 30, 2011, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010
Assets
Investment in securities, at value (including repurchase agreements of $9,185) - See accompanying schedule: Unaffiliated issuers (cost $6,567,343)	$ 7,042,363
Fidelity Central Funds (cost $332,063)	332,063
Total Investments (cost $6,899,406)		$ 7,374,426
Cash		12
Receivable for investments sold		145,138
Receivable for fund shares sold		12,152
Interest receivable		142,085
Distributions receivable from Fidelity Central Funds		52
Prepaid expenses		10
Other receivables		6
Total assets		7,673,881

Liabilities
Payable for investments purchased Regular delivery	$ 147,112
Delayed delivery	41,920
Payable for fund shares redeemed	6,215
Distributions payable	3,368
Accrued management fee	3,465
Other affiliated payables	964
Other payables and accrued expenses	200
Total liabilities		203,244

Net Assets		$ 7,470,637
Net Assets consist of:
Paid in capital		$ 7,402,228
Undistributed net investment income		83,429
Accumulated undistributed net realized gain (loss) on investments		(489,980)
Net unrealized appreciation (depreciation) on investments		474,960
Net Assets		$ 7,470,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2010
High Income: Net Asset Value, offering price and redemption price per share ($7,158,420 ÷ 811,566 shares)	$ 8.82

Class F: Net Asset Value, offering price and redemption price per share ($312,217 ÷ 35,402 shares)	$ 8.82

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2010
Investment Income
Dividends		$ 5,284
Interest		572,765
Income from Fidelity Central Funds		796
Total income		578,845

Expenses
Management fee	$ 37,185
Transfer agent fees	9,923
Accounting fees and expenses	1,236
Custodian fees and expenses	83
Independent trustees' compensation	40
Registration fees	179
Audit	157
Legal	88
Miscellaneous	110
Total expenses before reductions	49,001
Expense reductions	(3)	48,998
Net investment income		529,847
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		178,911
Change in net unrealized appreciation (depreciation) on investment securities		1,370,401
Net gain (loss)		1,549,312
Net increase (decrease) in net assets resulting from operations		$ 2,079,159

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 529,847	$ 432,982
Net realized gain (loss)	178,911	(369,159)
Change in net unrealized appreciation (depreciation)	1,370,401	(746,395)
Net increase (decrease) in net assets resulting from operations	2,079,159	(682,572)
Distributions to shareholders from net investment income	(477,811)	(406,869)
Distributions to shareholders from net realized gain	(8,300)	-
Total distributions	(486,111)	(406,869)
Share transactions - net increase (decrease)	678,885	849,291
Redemption fees	888	2,090
Total increase (decrease) in net assets	2,272,821	(238,060)

Net Assets
Beginning of period	5,197,816	5,435,876
End of period (including undistributed net investment income of $83,429 and undistributed net investment income of $36,379, respectively)	$ 7,470,637	$ 5,197,816

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - High Income

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.83	$ 8.59	$ 9.17	$ 8.87	$ 8.65
Income from Investment Operations
Net investment income B	.651	.640	.639	.654	.614
Net realized and unrealized gain (loss)	1.934	(1.799)	(.566)	.291	.216
Total from investment operations	2.585	(1.159)	.073	.945	.830
Distributions from net investment income	(.586)	(.604)	(.654)	(.646)	(.610)
Distributions from net realized gain	(.010)	-	-	-	-
Total distributions	(.596)	(.604)	(.654)	(.646)	(.610)
Redemption fees added to paid in capital B	.001	.003	.001	.001	- F
Net asset value, end of period	$ 8.82	$ 6.83	$ 8.59	$ 9.17	$ 8.87
Total Return A	38.94%	(13.26)%	.99%	11.09%	9.85%
Ratios to Average Net Assets C,E
Expenses before reductions	.75%	.77%	.75%	.75%	.77%
Expenses net of fee waivers, if any	.75%	.77%	.75%	.75%	.77%
Expenses net of all reductions	.75%	.77%	.74%	.75%	.76%
Net investment income	8.09%	9.04%	7.36%	7.31%	6.97%
Supplemental Data
Net assets, end of period (in millions)	$ 7,158	$ 5,198	$ 5,436	$ 5,027	$ 3,716
Portfolio turnover rate D	65%	27%	33%	39%	40%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Period ended April 30,	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 7.27
Income from Investment Operations
Net investment income D	.564
Net realized and unrealized gain (loss)	1.506
Total from investment operations	2.070
Distributions from net investment income	(.511)
Distributions from net realized gain	(.010)
Total distributions	(.521)
Redemption fees added to paid in capital D	.001
Net asset value, end of period	$ 8.82
Total Return B,C	29.15%
Ratios to Average Net Assets E,H
Expenses before reductions	.60% A
Expenses net of fee waivers, if any	.60% A
Expenses net of all reductions	.60% A
Net investment income	8.03% A
Supplemental Data
Net assets, end of period (in millions)	$ 312
Portfolio turnover rate F	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated Fidelity High Income Fund on June 26, 2009. The Fund offers Fidelity High Income Fund and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Annual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 658,342
Gross unrealized depreciation	(130,361)
Net unrealized appreciation (depreciation)	$ 527,981

Tax Cost	$ 6,846,445

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 25,160
Capital loss carryforward	$ (484,671)
Net unrealized appreciation (depreciation)	$ 527,921

The tax character of distributions paid was as follows:

	April 30, 2010	April 30, 2009
Ordinary Income	$ 486,111	$ 406,869

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,562,437 and $4,046,206, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity High Income Fund, except for Class F. FIIOC receives no fees for providing transfer

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
High Income	$ 9,923.15

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were three hundred and fifty-one dollars for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling two hundred and five dollars for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2010 A	2009
From net investment income
High Income	$ 471,207	$ 406,869
Class F	6,604	-
Total	$ 477,811	$ 406,869
From net realized gain
High Income	$ 8,229	$ -
Class F	71	-
Total	$ 8,300	$ -

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2010 A	2009	2010 A	2009
High Income
Shares sold	257,106	262,446	$ 2,046,785	$ 1,772,835
Reinvestment of distributions	53,583	53,805	435,598	370,636
Shares redeemed	(260,473)	(187,951)	(2,102,825)	(1,294,180)
Net increase (decrease)	50,216	128,300	$ 379,558	$ 849,291
Class F
Shares sold	35,794	-	$ 302,512	$ -
Reinvestment of distributions	778	-	6,675	-
Shares redeemed	(1,170)	-	(9,860)	-
Net increase (decrease)	35,402	-	$ 299,327	$ -

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to April 30, 2010.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Other - continued

At the end of the period, Fidelity Freedom Fund 2020 was the owner of record of approximately 10% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 43% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 22, 2010

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 222 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Edward C. Johnson 3d is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Edward C. Johnson 3d (79)

Year of Election or Appointment: 1977

Mr. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (61)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Currently, Mr. Dirks serves as a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (56)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (66)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment, 2008-present) and was previously a Partner of Clayton, Dubilier & Rice, Inc. (1998-2008). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. Mr. Lautenbach is also a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (65)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-
present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (65)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (70)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (60)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (59)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-
present), and as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (66)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (40)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Brian B. Hogan (45)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR (2006-present) and President of FMR's Equity Division (2009-
present). Previously, Mr. Hogan served as a portfolio manager.

Thomas C. Hense (46)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-
present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (41)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (62)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc.
(2005-present).

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

John R. Hebble (51)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 0.09% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $145,831,371 of distributions paid during the period January 1, 2010 to April 30, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

SPH-F-ANN-0610
1.891778.100

Item 2. Code of Ethics

As of the end of the period, April 30, 2010, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Capital & Income Fund, Fidelity Focused High Income Fund and Fidelity High Income Fund (the "Funds"):

Services Billed by PwC

April 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital & Income Fund	$183,000	$-	$3,200	$7,400
Fidelity Focused High Income Fund	$62,000	$-	$3,200	$1,700
Fidelity High Income Fund	$149,000	$-	$3,200	$5,300

April 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Capital & Income Fund	$187,000	$-	$4,800	$7,800
Fidelity Focused High Income Fund	$61,000	$-	$3,200	$1,500
Fidelity High Income Fund	$150,000	$-	$3,200	$5,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	April 30, 2010A	April 30, 2009A
Audit-Related Fees	$1,610,000	$3,305,000
Tax Fees	$-	$2,000
All Other Fees	$145,000	$2,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2010 A	April 30, 2009 A
PwC	$3,985,000	$4,000,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2010